UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02699
AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Active Allocation Fund
Class A: OAAAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class A)	$23	0.44%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,098,718,317
Total number of portfolio holdings	61
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSAA-SAR-A
Invesco Active Allocation Fund

Invesco Active Allocation Fund
Class C: OAACX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class C)	$63	1.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,098,718,317
Total number of portfolio holdings	61
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSAA-SAR-C
Invesco Active Allocation Fund

Invesco Active Allocation Fund
Class R: OAANX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R)	$37	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,098,718,317
Total number of portfolio holdings	61
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSAA-SAR-R
Invesco Active Allocation Fund

Invesco Active Allocation Fund
Class Y: OAAYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class Y)	$10	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,098,718,317
Total number of portfolio holdings	61
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSAA-SAR-Y
Invesco Active Allocation Fund

Invesco Active Allocation Fund
Class R5: PAAJX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R5)	$12	0.22%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,098,718,317
Total number of portfolio holdings	61
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSAA-SAR-R5
Invesco Active Allocation Fund

Invesco Active Allocation Fund
Class R6: PAAQX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R6)	$7	0.14%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,098,718,317
Total number of portfolio holdings	61
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSAA-SAR-R6
Invesco Active Allocation Fund

Invesco Convertible Securities Fund
Class A: CNSAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class A)	$52	0.94%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$861,184,362
Total number of portfolio holdings	177
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Series B, Conv. Pfd., 6.25%, 05/15/2029	2.69%
Western Digital Corp., Conv., 3.00%, 11/15/2028	2.54%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.45%
Nebius Group N.V., Conv., 2.75%, 09/15/2032	2.30%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.70%
Bloom Energy Corp., Conv. , 11/15/2030	1.60%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.55%
Cloudflare, Inc., Conv. , 06/15/2030	1.47%
TeraWulf, Inc., Conv. , 05/01/2032	1.39%
NextEra Energy, Inc., Conv. Pfd., 7.30%, 06/01/2027	1.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MS-CSEC-SAR-A
Invesco Convertible Securities Fund

Invesco Convertible Securities Fund
Class C: CNSCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class C)	$93	1.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$861,184,362
Total number of portfolio holdings	177
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Series B, Conv. Pfd., 6.25%, 05/15/2029	2.69%
Western Digital Corp., Conv., 3.00%, 11/15/2028	2.54%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.45%
Nebius Group N.V., Conv., 2.75%, 09/15/2032	2.30%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.70%
Bloom Energy Corp., Conv. , 11/15/2030	1.60%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.55%
Cloudflare, Inc., Conv. , 06/15/2030	1.47%
TeraWulf, Inc., Conv. , 05/01/2032	1.39%
NextEra Energy, Inc., Conv. Pfd., 7.30%, 06/01/2027	1.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MS-CSEC-SAR-C
Invesco Convertible Securities Fund

Invesco Convertible Securities Fund
Class Y: CNSDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class Y)	$38	0.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$861,184,362
Total number of portfolio holdings	177
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Series B, Conv. Pfd., 6.25%, 05/15/2029	2.69%
Western Digital Corp., Conv., 3.00%, 11/15/2028	2.54%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.45%
Nebius Group N.V., Conv., 2.75%, 09/15/2032	2.30%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.70%
Bloom Energy Corp., Conv. , 11/15/2030	1.60%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.55%
Cloudflare, Inc., Conv. , 06/15/2030	1.47%
TeraWulf, Inc., Conv. , 05/01/2032	1.39%
NextEra Energy, Inc., Conv. Pfd., 7.30%, 06/01/2027	1.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MS-CSEC-SAR-Y
Invesco Convertible Securities Fund

Invesco Convertible Securities Fund
Class R5: CNSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class R5)	$36	0.65%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$861,184,362
Total number of portfolio holdings	177
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Series B, Conv. Pfd., 6.25%, 05/15/2029	2.69%
Western Digital Corp., Conv., 3.00%, 11/15/2028	2.54%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.45%
Nebius Group N.V., Conv., 2.75%, 09/15/2032	2.30%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.70%
Bloom Energy Corp., Conv. , 11/15/2030	1.60%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.55%
Cloudflare, Inc., Conv. , 06/15/2030	1.47%
TeraWulf, Inc., Conv. , 05/01/2032	1.39%
NextEra Energy, Inc., Conv. Pfd., 7.30%, 06/01/2027	1.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MS-CSEC-SAR-R5
Invesco Convertible Securities Fund

Invesco Convertible Securities Fund
Class R6: CNSFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class R6)	$32	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$861,184,362
Total number of portfolio holdings	177
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Series B, Conv. Pfd., 6.25%, 05/15/2029	2.69%
Western Digital Corp., Conv., 3.00%, 11/15/2028	2.54%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.45%
Nebius Group N.V., Conv., 2.75%, 09/15/2032	2.30%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.70%
Bloom Energy Corp., Conv. , 11/15/2030	1.60%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.55%
Cloudflare, Inc., Conv. , 06/15/2030	1.47%
TeraWulf, Inc., Conv. , 05/01/2032	1.39%
NextEra Energy, Inc., Conv. Pfd., 7.30%, 06/01/2027	1.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MS-CSEC-SAR-R6
Invesco Convertible Securities Fund

Invesco Income Allocation Fund
Class A: ALAAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class A)	$23	0.45%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$320,752,754
Total number of portfolio holdings	20
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INCAL-SAR-A
Invesco Income Allocation Fund

Invesco Income Allocation Fund
Class C: CLIAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class C)	$61	1.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$320,752,754
Total number of portfolio holdings	20
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INCAL-SAR-C
Invesco Income Allocation Fund

Invesco Income Allocation Fund
Class R: RLIAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R)	$36	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$320,752,754
Total number of portfolio holdings	20
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of June 30, 2026)

Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INCAL-SAR-R
Invesco Income Allocation Fund

Invesco Income Allocation Fund
Class Y: ALAYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class Y)	$10	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$320,752,754
Total number of portfolio holdings	20
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of June 30, 2026)

Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INCAL-SAR-Y
Invesco Income Allocation Fund

Invesco Income Allocation Fund
Class R5: ILAAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R5)	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$320,752,754
Total number of portfolio holdings	20
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of June 30, 2026)

Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INCAL-SAR-R5
Invesco Income Allocation Fund

Invesco Income Allocation Fund
Class R6: IIASX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R6)	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$320,752,754
Total number of portfolio holdings	20
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of June 30, 2026)

Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INCAL-SAR-R6
Invesco Income Allocation Fund

Invesco International Diversified Fund
Class A: OIDAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class A)	$22	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,415,925,916
Total number of portfolio holdings	6
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Portfolio composition
(% of total investments)
Invesco International Value Fund, Class R6	34.98%
Invesco Developing Markets Fund, Class R6	19.59
Invesco International Small-Mid Company Fund, Class R6	14.97
Invesco International Growth Fund, Class R6	10.20
Invesco International Growth Focus ETF	10.21
Invesco EQV International Equity Fund, Class R6	10.05
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IDIV-SAR-A
Invesco International Diversified Fund

Invesco International Diversified Fund
Class C: OIDCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class C)	$61	1.17%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,415,925,916
Total number of portfolio holdings	6
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Portfolio composition
(% of total investments)
Invesco International Value Fund, Class R6	34.98%
Invesco Developing Markets Fund, Class R6	19.59
Invesco International Small-Mid Company Fund, Class R6	14.97
Invesco International Growth Fund, Class R6	10.20
Invesco International Growth Focus ETF	10.21
Invesco EQV International Equity Fund, Class R6	10.05
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IDIV-SAR-C
Invesco International Diversified Fund

Invesco International Diversified Fund
Class R: OIDNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R)	$35	0.67%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,415,925,916
Total number of portfolio holdings	6
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Portfolio composition
(% of total investments)
Invesco International Value Fund, Class R6	34.98%
Invesco Developing Markets Fund, Class R6	19.59
Invesco International Small-Mid Company Fund, Class R6	14.97
Invesco International Growth Fund, Class R6	10.20
Invesco International Growth Focus ETF	10.21
Invesco EQV International Equity Fund, Class R6	10.05
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IDIV-SAR-R
Invesco International Diversified Fund

Invesco International Diversified Fund
Class Y: OIDYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class Y)	$9	0.17%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,415,925,916
Total number of portfolio holdings	6
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Portfolio composition
(% of total investments)
Invesco International Value Fund, Class R6	34.98%
Invesco Developing Markets Fund, Class R6	19.59
Invesco International Small-Mid Company Fund, Class R6	14.97
Invesco International Growth Fund, Class R6	10.20
Invesco International Growth Focus ETF	10.21
Invesco EQV International Equity Fund, Class R6	10.05
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IDIV-SAR-Y
Invesco International Diversified Fund

Invesco International Diversified Fund
Class R5: INDFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R5)	$3	0.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,415,925,916
Total number of portfolio holdings	6
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Portfolio composition
(% of total investments)
Invesco International Value Fund, Class R6	34.98%
Invesco Developing Markets Fund, Class R6	19.59
Invesco International Small-Mid Company Fund, Class R6	14.97
Invesco International Growth Fund, Class R6	10.20
Invesco International Growth Focus ETF	10.21
Invesco EQV International Equity Fund, Class R6	10.05
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IDIV-SAR-R5
Invesco International Diversified Fund

Invesco International Diversified Fund
Class R6: OIDIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R6)	$3	0.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,415,925,916
Total number of portfolio holdings	6
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Portfolio composition
(% of total investments)
Invesco International Value Fund, Class R6	34.98%
Invesco Developing Markets Fund, Class R6	19.59
Invesco International Small-Mid Company Fund, Class R6	14.97
Invesco International Growth Fund, Class R6	10.20
Invesco International Growth Focus ETF	10.21
Invesco EQV International Equity Fund, Class R6	10.05
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IDIV-SAR-R6
Invesco International Diversified Fund

Invesco Main Street Mid Cap Fund®
Class A: OPMSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund® (Class A)	$55	1.04%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,612,993,314
Total number of portfolio holdings	98
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSM-SAR-A
Invesco Main Street Mid Cap Fund®

Invesco Main Street Mid Cap Fund®
Class C: OPMCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund® (Class C)	$94	1.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,612,993,314
Total number of portfolio holdings	98
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSM-SAR-C
Invesco Main Street Mid Cap Fund®

Invesco Main Street Mid Cap Fund®
Class R: OPMNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund® (Class R)	$68	1.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,612,993,314
Total number of portfolio holdings	98
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSM-SAR-R
Invesco Main Street Mid Cap Fund®

Invesco Main Street Mid Cap Fund®
Class Y: OPMYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund® (Class Y)	$42	0.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,612,993,314
Total number of portfolio holdings	98
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSM-SAR-Y
Invesco Main Street Mid Cap Fund®

Invesco Main Street Mid Cap Fund®
Class R5: MSMJX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund® (Class R5)	$39	0.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,612,993,314
Total number of portfolio holdings	98
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSM-SAR-R5
Invesco Main Street Mid Cap Fund®

Invesco Main Street Mid Cap Fund®
Class R6: OPMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund® (Class R6)	$36	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,612,993,314
Total number of portfolio holdings	98
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSM-SAR-R6
Invesco Main Street Mid Cap Fund®

Invesco Main Street Small Cap Fund®
Class A: OSCAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund® (Class A)	$58	1.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,660,616,801
Total number of portfolio holdings	104
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSS-SAR-A
Invesco Main Street Small Cap Fund®

Invesco Main Street Small Cap Fund®
Class C: OSCCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund® (Class C)	$98	1.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,660,616,801
Total number of portfolio holdings	104
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSS-SAR-C
Invesco Main Street Small Cap Fund®

Invesco Main Street Small Cap Fund®
Class R: OSCNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund® (Class R)	$71	1.31%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,660,616,801
Total number of portfolio holdings	104
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSS-SAR-R
Invesco Main Street Small Cap Fund®

Invesco Main Street Small Cap Fund®
Class Y: OSCYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund® (Class Y)	$44	0.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,660,616,801
Total number of portfolio holdings	104
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSS-SAR-Y
Invesco Main Street Small Cap Fund®

Invesco Main Street Small Cap Fund®
Class R5: MNSQX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund® (Class R5)	$41	0.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,660,616,801
Total number of portfolio holdings	104
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSS-SAR-R5
Invesco Main Street Small Cap Fund®

Invesco Main Street Small Cap Fund®
Class R6: OSSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund® (Class R6)	$37	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$2,660,616,801
Total number of portfolio holdings	104
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSS-SAR-R6
Invesco Main Street Small Cap Fund®

Invesco Quality Income Fund
Class A: VKMGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class A)	$44	0.89%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$491,023,784
Total number of portfolio holdings	663
Portfolio turnover rate	211%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-QINC-SAR-A
Invesco Quality Income Fund

Invesco Quality Income Fund
Class C: VUSCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class C)	$82	1.65%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$491,023,784
Total number of portfolio holdings	663
Portfolio turnover rate	211%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-QINC-SAR-C
Invesco Quality Income Fund

Invesco Quality Income Fund
Class R: VUSRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R)	$57	1.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$491,023,784
Total number of portfolio holdings	663
Portfolio turnover rate	211%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-QINC-SAR-R
Invesco Quality Income Fund

Invesco Quality Income Fund
Class Y: VUSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class Y)	$32	0.65%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$491,023,784
Total number of portfolio holdings	663
Portfolio turnover rate	211%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-QINC-SAR-Y
Invesco Quality Income Fund

Invesco Quality Income Fund
Class R5: VUSJX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R5)	$30	0.61%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$491,023,784
Total number of portfolio holdings	663
Portfolio turnover rate	211%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-QINC-SAR-R5
Invesco Quality Income Fund

Invesco Quality Income Fund
Class R6: VUSSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R6)	$27	0.54%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$491,023,784
Total number of portfolio holdings	663
Portfolio turnover rate	211%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-QINC-SAR-R6
Invesco Quality Income Fund

Invesco Select Risk: Conservative Investor Fund
Class A: OACIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class A)	$20	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$364,801,100
Total number of portfolio holdings	25
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSCI-SAR-A
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund
Class C: OCCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class C)	$59	1.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$364,801,100
Total number of portfolio holdings	25
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSCI-SAR-C
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund
Class R: ONCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R)	$33	0.66%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$364,801,100
Total number of portfolio holdings	25
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSCI-SAR-R
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund
Class Y: OYCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class Y)	$8	0.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$364,801,100
Total number of portfolio holdings	25
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSCI-SAR-Y
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund
Class R5: PXCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R5)	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$364,801,100
Total number of portfolio holdings	25
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSCI-SAR-R5
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund
Class R6: PXCCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R6)	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$364,801,100
Total number of portfolio holdings	25
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSCI-SAR-R6
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Growth Investor Fund
Class A: AADAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class A)	$21	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,127,406,908
Total number of portfolio holdings	27
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GAL-SAR-A
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class C: AADCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class C)	$60	1.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,127,406,908
Total number of portfolio holdings	27
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GAL-SAR-C
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class R: AADRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R)	$34	0.65%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,127,406,908
Total number of portfolio holdings	27
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GAL-SAR-R
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class S: AADSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class S)	$16	0.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,127,406,908
Total number of portfolio holdings	27
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GAL-SAR-S
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class Y: AADYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class Y)	$8	0.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,127,406,908
Total number of portfolio holdings	27
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of June 30, 2026)

Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GAL-SAR-Y
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class R5: AADIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R5)	$7	0.14%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,127,406,908
Total number of portfolio holdings	27
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of June 30, 2026)

Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GAL-SAR-R5
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class R6: AAESX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R6)	$4	0.07%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,127,406,908
Total number of portfolio holdings	27
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of June 30, 2026)

Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GAL-SAR-R6
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class A: OAAIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class A)	$19	0.36%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$968,645,942
Total number of portfolio holdings	25
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of June 30, 2026)

Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSGI-SAR-A
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class C: OCAIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class C)	$59	1.12%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$968,645,942
Total number of portfolio holdings	25
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of June 30, 2026)

Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSGI-SAR-C
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class R: ONAIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R)	$33	0.62%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$968,645,942
Total number of portfolio holdings	25
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of June 30, 2026)

Asset allocation
(% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSGI-SAR-R
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class Y: OYAIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class Y)	$6	0.12%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$968,645,942
Total number of portfolio holdings	25
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSGI-SAR-Y
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class R5: PXQIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R5)	$3	0.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$968,645,942
Total number of portfolio holdings	25
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSGI-SAR-R5
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class R6: PXGGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R6)	$3	0.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$968,645,942
Total number of portfolio holdings	25
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSGI-SAR-R6
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class A: OAMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class A)	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,934,588,447
Total number of portfolio holdings	27
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSMI-SAR-A
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class C: OCMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class C)	$58	1.11%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,934,588,447
Total number of portfolio holdings	27
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSMI-SAR-C
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class R: ONMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R)	$32	0.61%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,934,588,447
Total number of portfolio holdings	27
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSMI-SAR-R
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class S: PXMSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class S)	$14	0.26%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,934,588,447
Total number of portfolio holdings	27
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSMI-SAR-S
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class Y: OYMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class Y)	$6	0.11%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,934,588,447
Total number of portfolio holdings	27
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSMI-SAR-Y
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class R5: PXMQX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R5)	$6	0.12%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,934,588,447
Total number of portfolio holdings	27
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSMI-SAR-R5
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class R6: PXMMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R6)	$3	0.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,934,588,447
Total number of portfolio holdings	27
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OPSMI-SAR-R6
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class A: CAAMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class A)	$23	0.44%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$278,244,532
Total number of portfolio holdings	24
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CAL-SAR-A
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class C: CACMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class C)	$61	1.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$278,244,532
Total number of portfolio holdings	24
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CAL-SAR-C
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class R: CMARX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R)	$35	0.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$278,244,532
Total number of portfolio holdings	24
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CAL-SAR-R
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class S: CMASX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class S)	$17	0.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$278,244,532
Total number of portfolio holdings	24
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CAL-SAR-S
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class Y: CAAYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class Y)	$10	0.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$278,244,532
Total number of portfolio holdings	24
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CAL-SAR-Y
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class R5: CMAIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R5)	$10	0.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$278,244,532
Total number of portfolio holdings	24
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CAL-SAR-R5
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class R6: CNSSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R6)	$6	0.11%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$278,244,532
Total number of portfolio holdings	24
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CAL-SAR-R6
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Small Cap Growth Fund
Class A: GTSAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class A)	$66	1.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,831,591,209
Total number of portfolio holdings	102
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SCG-SAR-A
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Class C: GTSDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class C)	$103	1.83%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,831,591,209
Total number of portfolio holdings	102
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SCG-SAR-C
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Class R: GTSRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R)	$80	1.41%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,831,591,209
Total number of portfolio holdings	102
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SCG-SAR-R
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Class Y: GTSYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class Y)	$52	0.91%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,831,591,209
Total number of portfolio holdings	102
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SCG-SAR-Y
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Investor Class: GTSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Investor Class)	$63	1.11%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,831,591,209
Total number of portfolio holdings	102
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SCG-SAR-INV
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Class R5: GTSVX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R5)	$47	0.83%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,831,591,209
Total number of portfolio holdings	102
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SCG-SAR-R5
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Class R6: GTSFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R6)	$43	0.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,831,591,209
Total number of portfolio holdings	102
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SCG-SAR-R6
Invesco Small Cap Growth Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco Active Allocation Fund
Nasdaq:
A: OAAAX ■ C: OAACX ■ R: OAANX ■ Y: OAAYX ■ R5: PAAJX ■ R6: PAAQX

2	Schedule of Investments
6	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
19	Approval of Investment Advisory and Sub-Advisory Contracts
21	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2026
(Unaudited)
Invesco Active Allocation Fund
Schedule of Investments in Affiliated Issuers–99.65%(a)
	% of Net Assets 06/30/26	Value 12/31/25	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/26	Value 06/30/26
Alternative Funds–0.13%
Invesco Dynamic Credit Opportunity Fund, Class R6	0.13%	$2,747,267	$138,741	$—	$(205,835)	$—	$138,754	278,894	$2,680,173
Invesco Global Real Estate Income Fund, Class R6	—	38,858,999	—	(42,219,159)	(2,113,243)	5,473,403	—	—	—
Total Alternative Funds		41,606,266	138,741	(42,219,159)	(2,319,078)	5,473,403	138,754		2,680,173
Domestic Equity Funds–43.54%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.62%	126,737,758	—	(109,963,203)	(15,749,252)	32,949,528	—	784,276	33,974,831
Invesco Main Street Small Cap Fund, Class R6	4.34%	123,453,598	982,953	(51,471,762)	(121,253)	18,330,357	—	3,381,821	91,173,893
Invesco NASDAQ 100 ETF(b)	9.33%	250,110,059	1,641,489	(89,059,513)	7,981,971	25,073,700	458,780	646,096	195,747,706
Invesco Russell 1000® Dynamic Multifactor ETF	11.94%	275,625,878	—	(53,349,956)	17,535,795	10,906,849	1,090,688	3,657,989	250,718,566
Invesco S&P 500 Revenue ETF(b)	14.72%	226,695,917	62,679,307	(10,643,987)	29,790,548	400,873	2,010,952	2,417,992	308,922,658
Invesco Value Opportunities Fund, Class R6	1.59%	102,932,769	—	(84,307,898)	(10,180,187)	24,861,469	—	1,118,782	33,306,153
Total Domestic Equity Funds		1,105,555,979	65,303,749	(398,796,319)	29,257,622	112,522,776	3,560,420		913,843,807
Fixed Income Funds–18.82%
Invesco Core Bond Fund, Class R6	5.25%	182,765,862	10,639,127	(82,119,069)	(3,089,298)	1,996,893	2,751,343	19,607,387	110,193,515
Invesco Core Plus Bond Fund, Class R6	2.59%	98,411,604	1,530,705	(45,313,690)	10,131,440	(10,477,892)	1,530,678	5,887,437	54,282,167
Invesco Emerging Markets Sovereign Debt ETF	0.94%	6,944,326	13,064,913	(39,659)	(256,844)	(1,299)	510,033	910,459	19,711,437
Invesco Equal Weight 0-30 Year Treasury ETF(b)	3.89%	—	85,892,294	(1,507,002)	(2,604,617)	(34,631)	1,188,293	3,010,904	81,746,044
Invesco Floating Rate ESG Fund, Class R6	1.10%	18,564,935	6,262,740	(1,070,810)	(517,457)	(74,392)	849,153	3,694,580	23,165,016
Invesco High Yield Fund, Class R6	1.57%	28,205,925	6,383,111	(1,274,306)	(345,991)	(16,054)	1,060,985	9,335,038	32,952,685
Invesco Short Term Treasury ETF	2.16%	—	47,350,229	(2,002,899)	(94,300)	(1,716)	659,248	428,638	45,251,314
Invesco Variable Rate Investment Grade ETF	1.32%	29,368,783	—	(1,711,104)	(27,602)	(6,021)	634,979	1,101,877	27,624,056
Total Fixed Income Funds		364,261,435	171,123,119	(135,038,539)	3,195,331	(8,615,112)	9,184,712		394,926,234
International and Global Equity Funds–37.04%
Invesco Developing Markets Fund, Class R6	5.00%	45,909,501	53,019,415	(4,374,218)	11,602,544	(1,207,709)	—	2,651,580	104,949,533
Invesco Global Fund, Class R6	12.18%	158,865,737	81,245,833	(10,613,626)	25,963,059	187,402	—	2,596,997	255,648,405
Invesco International Developed Dynamic Multifactor ETF(b)	6.89%	61,629,790	73,815,230	(1,767,054)	10,881,188	63,687	2,077,139	4,211,498	144,622,841
Invesco International Growth Fund, Class R6	0.00%	28,238,045	—	(28,428,070)	7,152,856	(6,962,813)	—	1	18
Invesco International Small-Mid Company Fund, Class R6	6.63%	83,424,823	56,431,446	—	(699,585)	—	—	3,929,870	139,156,684
Invesco RAFI Developed Markets ex-U.S. ETF	6.34%	71,143,198	53,132,681	(3,494,678)	11,216,384	1,086,835	2,050,148	1,759,445	133,084,420
Total International and Global Equity Funds		449,211,094	317,644,605	(48,677,646)	66,116,446	(6,832,598)	4,127,287		777,461,901
Money Market Funds–0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(c)	0.04%	3,530,628	29,945,119	(32,613,902)	—	—	43,159	861,845	861,845
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)	0.08%	6,556,766	55,612,364	(60,568,573)	—	—	79,580	1,600,557	1,600,557
Total Money Market Funds		10,087,394	85,557,483	(93,182,475)	—	—	122,739		2,462,402
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,594,496,129)	99.65%	1,970,722,168	639,767,697	(717,914,138)	96,250,321	102,548,469	17,133,912		2,091,374,517
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.65%(a)
	% of Net Assets 06/30/26	Value 12/31/25	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/26	Value 06/30/26

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.64%
Invesco Private Government Fund, 3.62%(c)(d)	0.46%	$16,833,203	$111,006,751	$(118,211,466)	$—	$—	$59,383 (e)	9,628,488	$9,628,488
Invesco Private Prime Fund, 3.77%(c)(d)	1.18%	44,031,288	265,888,250	(285,093,902)	(86)	(1,936)	157,892 (e)	24,821,132	24,823,614
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,452,188)	1.64%	60,864,491	376,895,001	(403,305,368)	(86)	(1,936)	217,275		34,452,102
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,628,948,317)	101.29%	$2,031,586,659	$1,016,662,698	$(1,121,219,506)	$96,250,235	$102,546,533	$17,351,187		$2,125,826,619
OTHER ASSETS LESS LIABILITIES	(1.29)%								(27,108,302)
NET ASSETS	100.00%								$2,098,718,317
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2026.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
(e)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	161	September-2026	$60,763,413	$391,568	$391,568
Interest Rate Risk
U.S. Treasury 10 Year Notes	126	September-2026	13,846,219	98,290	98,290
Subtotal—Long Futures Contracts				489,858	489,858
Short Futures Contracts
Equity Risk
SFE S&P ASX Share Price 200 Index	14	September-2026	(2,126,622)	18,285	18,285
MSCI Emerging Markets Index	260	September-2026	(22,844,900)	452,233	452,233
Nikkei 225 Index	10	September-2026	(4,316,861)	(276,852)	(276,852)
S&P/TSX 60 Index	6	September-2026	(1,739,355)	(1,007)	(1,007)
STOXX Europe 600 Index	335	September-2026	(12,330,967)	(122,625)	(122,625)
Subtotal—Short Futures Contracts				70,034	70,034
Total Futures Contracts				$559,892	$559,892

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/02/2026	Deutsche Bank AG	USD	2,654,775	BRL	13,960,000	$9,652
09/16/2026	Deutsche Bank AG	CLP	3,700,000,000	USD	4,042,302	24,995
09/16/2026	Deutsche Bank AG	USD	89,103	COP	328,000,000	5,158
09/16/2026	Goldman Sachs International	CHF	6,400,000	USD	8,127,139	140,015
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/16/2026	Goldman Sachs International	NZD	11,925,000	USD	6,940,553	$150,506
09/16/2026	Goldman Sachs International	USD	2,242,251	IDR	40,950,000,000	30,712
09/16/2026	Goldman Sachs International	USD	6,402,417	INR	616,540,000	73,647
09/17/2026	Goldman Sachs International	USD	4,377,277	MYR	17,900,000	16,601
09/16/2026	J.P. Morgan Chase Bank, N.A.	AUD	8,700,000	USD	6,121,008	105,716
09/16/2026	J.P. Morgan Chase Bank, N.A.	CNY	25,160,000	USD	3,730,715	20,239
09/16/2026	J.P. Morgan Chase Bank, N.A.	GBP	7,720,000	USD	10,299,765	59,626
09/16/2026	J.P. Morgan Chase Bank, N.A.	SEK	83,030,000	USD	8,814,929	215,794
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	4,030,894	COP	14,822,000,000	228,645
09/16/2026	Merrill Lynch International	CZK	87,540,000	USD	4,170,903	47,044
09/16/2026	Merrill Lynch International	USD	2,966,330	KRW	4,620,000,000	23,592
09/16/2026	Morgan Stanley and Co. International PLC	CHF	1,220,000	USD	1,549,516	26,970
09/16/2026	Standard Chartered Bank PLC	AUD	4,300,000	USD	3,026,162	53,086
09/16/2026	Standard Chartered Bank PLC	NZD	2,485,000	USD	1,446,598	31,649
Subtotal—Appreciation						1,263,647
Currency Risk
09/16/2026	Goldman Sachs International	USD	6,587,445	CAD	9,145,000	(117,598)
09/16/2026	Goldman Sachs International	ZAR	59,900,000	USD	3,589,592	(44,852)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	3,950,771	EUR	3,414,000	(37,597)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	5,442,786	JPY	865,622,000	(86,453)
09/16/2026	Merrill Lynch International	USD	8,267,789	SGD	10,600,000	(30,782)
09/17/2026	Merrill Lynch International	MXN	67,800,000	USD	3,841,834	(10,800)
09/16/2026	Morgan Stanley and Co. International PLC	USD	8,224,819	NOK	77,945,000	(358,707)
09/16/2026	Standard Chartered Bank PLC	USD	2,541,487	HKD	19,850,000	(3,857)
09/16/2026	UBS AG	USD	8,182,437	TWD	260,600,000	(23,031)
Subtotal—Depreciation						(713,677)
Total Forward Foreign Currency Contracts						$549,970

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 46, Version 1	Buy	(5.00)%	Quarterly	06/20/2031	3.033%	USD	5,225,220	$(324,287)	$(421,341)	$(97,054)
Markit CDX North America Investment Grade Index, Series 45, Version 1	Buy	(1.00)	Quarterly	06/20/2031	1.403	USD	11,760,000	328,225	207,799	(120,426)
Total Centrally Cleared Credit Default Swap Agreements								$3,938	$(213,542)	$(217,480)

(a)
Implied credit spreads represent the current level, as of June 30, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Active Allocation Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Active Allocation Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $1,628,948,317)*	$2,125,826,619
Other investments:
Variation margin receivable—centrally cleared swap agreements	2,757
Unrealized appreciation on forward foreign currency contracts outstanding	1,263,647
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	7,657,460
Cash collateral — centrally cleared swap agreements	553,980
Cash collateral — OTC Derivatives	140,000
Cash	202,342
Receivable for:
Fund shares sold	565,568
Dividends - affiliated underlying funds	981,649
Investment for trustee deferred compensation and retirement plans	134,904
Other assets	104,592
Total assets	2,137,433,518
Liabilities:
Other investments:
Variation margin payable - futures contracts	91,525
Unrealized depreciation on forward foreign currency contracts outstanding	713,677
Payable for:
Investments purchased - affiliated underlying funds	965,492
Fund shares reacquired	1,342,229
Collateral upon return of securities loaned	34,452,188
Accrued fees to affiliates	726,373
Accrued trustees’ and officers’ fees and benefits	21,673
Accrued other operating expenses	267,140
Trustee deferred compensation and retirement plans	134,904
Total liabilities	38,715,201
Net assets applicable to shares outstanding	$2,098,718,317
Net assets consist of:
Shares of beneficial interest	$1,400,867,109
Distributable earnings	697,851,208
$2,098,718,317
Net Assets:
Class A	$1,768,855,361
Class C	$130,089,820
Class R	$171,358,641
Class Y	$27,005,444
Class R5	$47,416
Class R6	$1,361,635
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	106,995,112
Class C	8,140,124
Class R	10,462,921
Class Y	1,596,724
Class R5	2,873
Class R6	82,456
Class A:
Net asset value per share	$16.53
Maximum offering price per share (Net asset value of $16.53 ÷ 94.50%)	$17.49
Class C:
Net asset value and offering price per share	$15.98
Class R:
Net asset value and offering price per share	$16.38
Class Y:
Net asset value and offering price per share	$16.91
Class R5:
Net asset value and offering price per share	$16.50
Class R6:
Net asset value and offering price per share	$16.51

*	At June 30, 2026, securities with an aggregate value of $34,107,486 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Active Allocation Fund

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $52,835)	$17,186,747
Interest	102,688
Total investment income	17,289,435
Expenses:
Advisory fees	860,064
Administrative services fees	143,405
Custodian fees	16,258
Distribution fees:
Class A	2,036,616
Class C	636,990
Class R	406,695
Transfer agent fees — A, C, R and Y	849,076
Transfer agent fees — R5	22
Transfer agent fees — R6	134
Trustees’ and officers’ fees and benefits	18,043
Registration and filing fees	60,517
Reports to shareholders	40,381
Professional services fees	25,358
Other	13,738
Total expenses	5,107,297
Less: Fees waived and/or expenses reimbursed	(3,920)
Net expenses	5,103,377
Net investment income	12,186,058
Realized and unrealized gain (loss) from
Net realized gain (loss) from:
Affiliated underlying fund shares	102,546,533
Foreign currencies	3,491
Forward foreign currency contracts	(311,734)
Futures contracts	(410,848)
Swap agreements	(441,290)
101,386,152
Change in net unrealized appreciation of:
Affiliated underlying fund shares	96,250,235
Foreign currencies	7,387
Forward foreign currency contracts	772,482
Futures contracts	322,534
Swap agreements	9,498
97,362,136
Net realized and unrealized gain	198,748,288
Net increase in net assets resulting from operations	$210,934,346
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Active Allocation Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$12,186,058	$26,735,280
Net realized gain	101,386,152	120,671,375
Change in net unrealized appreciation	97,362,136	128,226,317
Net increase in net assets resulting from operations	210,934,346	275,632,972
Distributions to shareholders from distributable earnings:
Class A	—	(81,998,556)
Class C	—	(5,603,639)
Class R	—	(7,466,256)
Class Y	—	(1,369,819)
Class R5	—	(2,251)
Class R6	—	(57,254)
Total distributions from distributable earnings	—	(96,497,775)
Share transactions–net:
Class A	(69,113,355)	(71,403,078)
Class C	(10,602,078)	(22,715,913)
Class R	(3,864,571)	(9,034,386)
Class Y	(2,357,035)	(2,175,498)
Class R5	—	29,043
Class R6	139,751	449,886
Net increase (decrease) in net assets resulting from share transactions	(85,797,288)	(104,849,946)
Net increase in net assets	125,137,058	74,285,251
Net assets:
Beginning of period	1,973,581,259	1,899,296,008
End of period	$2,098,718,317	$1,973,581,259
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Active Allocation Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Six months ended 06/30/26	$14.90	$0.10	$1.53	$1.63	$—	$—	$—	$16.53	10.94%(e)	$1,768,855	0.44%(e)(f)	0.44%(e)(f)	1.28%(e)(f)	28%
Year ended 12/31/25	13.57	0.21	1.89	2.10	(0.24)	(0.53)	(0.77)	14.90	15.53 (e)	1,659,857	0.44 (e)	0.44 (e)	1.46 (e)	32
Year ended 12/31/24	13.08	0.26	1.02	1.28	(0.30)	(0.49)	(0.79)	13.57	9.77 (e)	1,581,091	0.46 (e)	0.47 (e)	1.92 (e)	43
Year ended 12/31/23	11.89	0.23	1.37	1.60	(0.23)	(0.18)	(0.41)	13.08	13.52 (e)	1,589,240	0.46 (e)	0.46 (e)	1.84 (e)	21
Year ended 12/31/22	15.42	0.15	(3.12)	(2.97)	(0.17)	(0.39)	(0.56)	11.89	(19.32)(e)	1,498,861	0.47 (e)	0.47 (e)	1.18 (e)	20
Year ended 12/31/21	14.70	0.10	1.92	2.02	(0.32)	(0.98)	(1.30)	15.42	13.92 (e)	1,973,745	0.45 (e)	0.47 (e)	0.64 (e)	16
Class C
Six months ended 06/30/26	14.46	0.04	1.48	1.52	—	—	—	15.98	10.51	130,090	1.20 (f)	1.20 (f)	0.52 (f)	28
Year ended 12/31/25	13.19	0.10	1.83	1.93	(0.13)	(0.53)	(0.66)	14.46	14.63	127,777	1.20	1.20	0.70	32
Year ended 12/31/24	12.72	0.16	0.99	1.15	(0.19)	(0.49)	(0.68)	13.19	9.00	138,237	1.22	1.23	1.16	43
Year ended 12/31/23	11.57	0.13	1.33	1.46	(0.13)	(0.18)	(0.31)	12.72	12.66	159,486	1.22	1.22	1.08	21
Year ended 12/31/22	15.01	0.05	(3.03)	(2.98)	(0.07)	(0.39)	(0.46)	11.57	(19.93)	167,991	1.23	1.23	0.42	20
Year ended 12/31/21	14.34	(0.02)	1.86	1.84	(0.19)	(0.98)	(1.17)	15.01	13.01	247,857	1.21	1.23	(0.12)	16
Class R
Six months ended 06/30/26	14.78	0.08	1.52	1.60	—	—	—	16.38	10.83	171,359	0.70 (f)	0.70 (f)	1.02 (f)	28
Year ended 12/31/25	13.47	0.17	1.87	2.04	(0.20)	(0.53)	(0.73)	14.78	15.20	158,227	0.70	0.70	1.20	32
Year ended 12/31/24	12.99	0.23	1.00	1.23	(0.26)	(0.49)	(0.75)	13.47	9.48	153,142	0.72	0.73	1.66	43
Year ended 12/31/23	11.80	0.20	1.37	1.57	(0.20)	(0.18)	(0.38)	12.99	13.33	146,168	0.72	0.72	1.58	21
Year ended 12/31/22	15.31	0.12	(3.11)	(2.99)	(0.13)	(0.39)	(0.52)	11.80	(19.56)	127,968	0.73	0.73	0.92	20
Year ended 12/31/21	14.60	0.06	1.91	1.97	(0.28)	(0.98)	(1.26)	15.31	13.64	166,900	0.71	0.73	0.38	16
Class Y
Six months ended 06/30/26	15.22	0.12	1.57	1.69	—	—	—	16.91	11.10	27,005	0.20 (f)	0.20 (f)	1.52 (f)	28
Year ended 12/31/25	13.85	0.25	1.93	2.18	(0.28)	(0.53)	(0.81)	15.22	15.76	26,577	0.20	0.20	1.70	32
Year ended 12/31/24	13.34	0.30	1.04	1.34	(0.34)	(0.49)	(0.83)	13.85	10.00	26,258	0.22	0.23	2.16	43
Year ended 12/31/23	12.11	0.27	1.40	1.67	(0.26)	(0.18)	(0.44)	13.34	13.86	25,832	0.22	0.22	2.08	21
Year ended 12/31/22	15.70	0.19	(3.19)	(3.00)	(0.20)	(0.39)	(0.59)	12.11	(19.15)	25,095	0.23	0.23	1.42	20
Year ended 12/31/21	14.94	0.14	1.96	2.10	(0.36)	(0.98)	(1.34)	15.70	14.24	31,941	0.21	0.23	0.88	16
Class R5
Six months ended 06/30/26	14.85	0.12	1.53	1.65	—	—	—	16.50	11.11	47	0.22 (f)	0.22 (f)	1.50 (f)	28
Year ended 12/31/25	13.54	0.24	1.88	2.12	(0.28)	(0.53)	(0.81)	14.85	15.72	43	0.21	0.21	1.69	32
Year ended 12/31/24	13.06	0.30	1.01	1.31	(0.34)	(0.49)	(0.83)	13.54	10.05	11	0.17	0.17	2.21	43
Year ended 12/31/23	11.87	0.26	1.38	1.64	(0.27)	(0.18)	(0.45)	13.06	13.89	287	0.20	0.20	2.10	21
Year ended 12/31/22	15.39	0.19	(3.12)	(2.93)	(0.20)	(0.39)	(0.59)	11.87	(19.08)	10	0.17	0.17	1.48	20
Year ended 12/31/21	14.68	0.14	1.92	2.06	(0.37)	(0.98)	(1.35)	15.39	14.19	11	0.19	0.21	0.90	16
Class R6
Six months ended 06/30/26	14.86	0.12	1.53	1.65	—	—	—	16.51	11.10	1,362	0.14 (f)	0.14 (f)	1.58 (f)	28
Year ended 12/31/25	13.53	0.25	1.90	2.15	(0.29)	(0.53)	(0.82)	14.86	15.90	1,100	0.14	0.14	1.76	32
Year ended 12/31/24	13.05	0.31	1.01	1.32	(0.35)	(0.49)	(0.84)	13.53	10.08	558	0.15	0.15	2.23	43
Year ended 12/31/23	11.86	0.27	1.37	1.64	(0.27)	(0.18)	(0.45)	13.05	13.91	54	0.14	0.14	2.16	21
Year ended 12/31/22	15.39	0.18	(3.12)	(2.94)	(0.20)	(0.39)	(0.59)	11.86	(19.14)	27	0.23	0.23	1.42	20
Year ended 12/31/21	14.67	0.14	1.93	2.07	(0.37)	(0.98)	(1.35)	15.39	14.29	14	0.19	0.21	0.90	16

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds was 0.49%, 0.49%, 0.52%, 0.52%, 0.53% and 0.53% for the six months ended June 30, 2026 and the years ended
December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Active Allocation Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Active Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds”, in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC (“Invesco Capital”) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (“underlying funds”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
10
Invesco Active Allocation Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s
11
Invesco Active Allocation Fund

long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $3,042 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were
12
Invesco Active Allocation Fund

unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2026, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small
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Invesco Active Allocation Fund

number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which an underlying Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent an underlying Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact an underlying Fund’s returns, unless an underlying Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which an underlying Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent an underlying Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
An underlying Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $3 billion	0.100%
Over $3 billion	0.080%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.09%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $3,920.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to
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Invesco Active Allocation Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2026, IDI advised the Fund that IDI retained $60,569 in front-end sales commissions from the sale of Class A shares and $1,258 and $1,294 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$2,088,912,115	$—	$—	$2,088,912,115
Money Market Funds	2,462,402	34,452,102	—	36,914,504
Total Investments in Securities	2,091,374,517	34,452,102	—	2,125,826,619
Other Investments - Assets*
Futures Contracts	960,376	—	—	960,376
Forward Foreign Currency Contracts	—	1,263,647	—	1,263,647
	960,376	1,263,647	—	2,224,023
Other Investments - Liabilities*
Futures Contracts	(400,484)	—	—	(400,484)
Forward Foreign Currency Contracts	—	(713,677)	—	(713,677)
Swap Agreements	—	(217,480)	—	(217,480)
	(400,484)	(931,157)	—	(1,331,641)
Total Other Investments	559,892	332,490	—	892,382
Total Investments	$2,091,934,409	$34,784,592	$—	$2,126,719,001

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
15
Invesco Active Allocation Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$862,086	$98,290	$960,376
Unrealized appreciation on forward foreign currency contracts outstanding	1,263,647	—	—	1,263,647
Total Derivative Assets	1,263,647	862,086	98,290	2,224,023
Derivatives not subject to master netting agreements	—	(862,086)	(98,290)	(960,376)
Total Derivative Assets subject to master netting agreements	$1,263,647	$—	$—	$1,263,647
	Value
Derivative Liabilities	Credit Risk	Currency Risk	Equity Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(400,484)	$(400,484)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	(217,480)	—	—	(217,480)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(713,677)	—	(713,677)
Total Derivative Liabilities	(217,480)	(713,677)	(400,484)	(1,331,641)
Derivatives not subject to master netting agreements	217,480	—	400,484	617,964
Total Derivative Liabilities subject to master netting agreements	$—	$(713,677)	$—	$(713,677)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Deutsche Bank AG	$39,805	$−	$39,805	$—	$—	$39,805
Goldman Sachs International	411,481	(162,450)	249,031	—	—	249,031
J.P. Morgan Chase Bank, N.A.	630,020	(124,050)	505,970	—	—	505,970
Merrill Lynch International	70,636	(41,582)	29,054	—	—	29,054
Morgan Stanley and Co. International PLC	26,970	(358,707)	(331,737)	—	—	(331,737)
Standard Chartered Bank PLC	84,735	(3,857)	80,878	—	—	80,878
UBS AG	−	(23,031)	(23,031)	—	—	(23,031)
Total	$1,263,647	$(713,677)	$549,970	$—	$—	$549,970
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(311,734)	$-	$-	$(311,734)
Futures contracts	-	-	(699,407)	288,559	(410,848)
Swap agreements	(441,290)	-	-	-	(441,290)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	772,482	-	-	772,482
Futures contracts	-	-	336,061	(13,527)	322,534
Swap agreements	9,498	-	-	-	9,498
Total	$(431,792)	$460,748	$(363,346)	$275,032	$(59,358)
16
Invesco Active Allocation Fund

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$220,833,439	$73,128,758	$107,209,990

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $554,210,214 and $624,731,663, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$502,810,129
Aggregate unrealized (depreciation) of investments	(9,534,863)
Net unrealized appreciation of investments	$493,275,266
Cost of investments for tax purposes is $1,633,443,735.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	2,804,932	$43,779,395	6,249,198	$89,896,849
Class C	553,129	8,354,893	1,239,576	17,255,205
Class R	582,332	9,043,008	1,344,255	18,992,055
Class Y	166,886	2,669,193	498,924	7,390,862
Class R5	-	-	1,955	27,451
Class R6	13,295	215,089	102,767	1,477,262
Issued as reinvestment of dividends:
Class A	-	-	5,433,281	80,412,522
Class C	-	-	387,137	5,559,305
Class R	-	-	506,445	7,434,649
Class Y	-	-	72,142	1,090,790
Class R5	-	-	108	1,592
Class R6	-	-	3,840	56,682
17
Invesco Active Allocation Fund

Summary of Share Activity
	Six months ended June 30, 2026		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	545,479	$8,524,744	1,280,490	$18,407,181
Class C	(563,407)	(8,524,744)	(1,321,813)	(18,407,181)
Reacquired:
Class A	(7,776,018)	(121,417,494)	(18,059,825)	(260,119,630)
Class C	(689,002)	(10,432,227)	(1,949,394)	(27,123,242)
Class R	(826,967)	(12,907,579)	(2,516,035)	(35,461,090)
Class Y	(316,094)	(5,026,228)	(721,109)	(10,657,150)
Class R6	(4,887)	(75,338)	(73,769)	(1,084,058)
Net increase (decrease) in share activity	(5,510,322)	$(85,797,288)	(7,521,827)	$(104,849,946)
18
Invesco Active Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Active Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC, and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the  annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Active Allocation Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the fifth quintile for the five-year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund underwent a change in portfolio management and
19
Invesco Active Allocation Fund

investment process in 2024. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to certain investment factors within the domestic equity market, as well as allocations within certain segments of the fixed income asset class and the international equity markets, negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were reasonably comparable to and the same as to, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board considered that the implementation of the unique tactical allocation strategy employed by Invesco in managing the Fund represents services that are in addition to, rather than duplicative of, services provided by Invesco to the underlying affiliated funds in which the Fund invests.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
20
Invesco Active Allocation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
21
Invesco Active Allocation Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-OPSAA-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco Convertible Securities Fund
Nasdaq:
A: CNSAX ■ C: CNSCX ■ Y: CNSDX ■ R5: CNSIX ■ R6: CNSFX

2	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Approval of Investment Advisory and Sub-Advisory Contracts
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–78.97%
Aerospace & Defense–1.62%
AeroVironment, Inc., Conv., 0.00%, 07/15/2030(b)	$3,500,000	$3,345,562
BWX Technologies, Inc., Conv., 0.00%, 11/01/2030(b)(c)	3,250,000	3,336,125
Intuitive Machines, Inc., Conv., 2.50%, 10/01/2030(c)	1,000,000	1,923,531
TransDigm, Inc., 6.38%, 03/01/2029(c)	3,000,000	3,049,593
Voyager Technologies, Inc., Conv., 0.75%, 11/15/2030(c)	1,750,000	2,296,350
		13,951,161
Alternative Carriers–0.72%
AST SpaceMobile, Inc.,
Conv., 2.00%, 01/15/2036(c)	3,000,000	3,506,250
2.25%, 04/15/2036(c)	2,500,000	2,695,000
		6,201,250
Application Software–3.45%
Cipher Digital, Inc., Conv., 0.00%, 10/01/2029(b)(c)(d)	3,000,000	5,266,869
Datadog, Inc., Conv., 0.00%, 12/01/2029(b)	3,000,000	4,272,000
IREN Ltd. (Australia), Conv., 1.00%, 12/01/2033(c)	6,000,000	5,223,000
TeraWulf, Inc., Conv., 0.00%, 05/01/2032(b)(c)	8,050,000	11,943,839
Tyler Technologies, Inc., Conv., 0.50%, 07/15/2031(c)	3,000,000	2,975,250
		29,680,958
Asset Management & Custody Banks–0.55%
WisdomTree, Inc., Conv., 4.63%, 08/15/2030(c)	4,000,000	4,782,201
Automobile Manufacturers–1.79%
Ford Motor Credit Co. LLC, 7.35%, 11/04/2027	4,000,000	4,111,190
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	9,500,000	11,282,131
		15,393,321
Automotive Parts & Equipment–0.59%
LCI Industries, Conv., 3.00%, 03/01/2030	4,500,000	5,045,625
Biotechnology–5.69%
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	1,500,000	1,807,271
Arrowhead Pharmaceuticals, Inc., Conv., 0.00%, 01/15/2032(b)	2,000,000	2,394,888
BridgeBio Pharma, Inc., Conv., 1.75%, 03/01/2031	4,507,000	7,592,041
Celcuity, Inc., Conv., 0.25%, 08/01/2032	1,000,000	1,141,400
CRISPR Therapeutics AG (Switzerland), Conv., 1.73%, 03/01/2031(c)	3,000,000	3,181,875
	Principal Amount	Value
Biotechnology–(continued)
Cytokinetics, Inc., Conv., 1.75%, 10/01/2031(c)	$3,250,000	$4,875,000
Halozyme Therapeutics, Inc., Conv., 0.88%, 11/15/2032(c)	7,500,000	8,259,734
Ionis Pharmaceuticals, Inc., Conv., 0.00%, 12/01/2030(b)(c)	6,200,000	6,618,500
Jazz Investments I Ltd., Conv., 3.13%, 09/15/2030	2,725,000	4,648,169
Mirum Pharmaceuticals, Inc., Conv., 0.00%, 06/01/2032(b)(c)	2,500,000	2,707,500
PTC Therapeutics, Inc., Conv., 0.00%, 06/15/2031(b)(c)	1,500,000	1,580,700
Revolution Medicines, Inc., Conv., 0.50%, 05/01/2033	1,000,000	1,254,585
Travere Therapeutics, Inc., Conv., 0.50%, 05/15/2032	2,500,000	2,943,750
		49,005,413
Broadline Retail–1.23%
Alibaba Group Holding Ltd. (China), Conv., 0.50%, 06/01/2029(d)	6,000,000	7,086,000
Etsy, Inc., Conv., 1.00%, 06/15/2030	3,000,000	3,485,100
		10,571,100
Cargo Ground Transportation–0.68%
Knight-Swift Transportation Holdings, Inc., Conv., 1.00%, 11/15/2031(c)	5,000,000	5,826,250
Coal & Consumable Fuels–0.97%
Centrus Energy Corp., Conv., 0.00%, 08/15/2032(b)(c)	5,500,000	5,688,925
Energy Fuels, Inc., Conv., 0.75%, 11/01/2031(c)	2,375,000	2,475,938
Peabody Energy Corp., Conv., 0.50%, 06/01/2031(c)	250,000	231,125
		8,395,988
Commodity Chemicals–0.24%
PureCycle Technologies, Inc., Conv., 4.75%, 07/08/2030(d)	2,000,000	2,036,341
Communications Equipment–2.40%
Ciena Corp., Conv., 0.00%, 09/15/2031(b)(c)	9,750,000	10,286,250
Lumentum Holdings, Inc., Conv., 0.38%, 03/15/2032(c)	2,250,000	10,389,375
		20,675,625
Computer & Electronics Retail–0.47%
GameStop Corp., Conv., 0.00%, 12/15/2028(b)(d)	4,000,000	4,072,000
Construction & Engineering–1.03%
Fluor Corp., Conv., 1.13%, 08/15/2029	2,750,000	3,648,562
Granite Construction, Inc., Conv., 3.25%, 06/15/2030	2,500,000	5,239,375
		8,887,937
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Convertible Securities Fund

	Principal Amount	Value
Consumer Finance–0.94%
SoFi Technologies, Inc., Conv., 1.25%, 03/15/2029(c)	$2,600,000	$5,252,520
Upstart Holdings, Inc., Conv., 2.00%, 10/01/2029	2,500,000	2,861,472
		8,113,992
Diversified Financial Services–0.46%
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 05/15/2031(c)	4,000,000	3,964,786
Diversified Metals & Mining–1.08%
Almonty Industries, Inc. (Canada), Conv., 2.25%, 07/01/2031(c)	3,000,000	3,210,000
MP Materials Corp., Conv., 3.00%, 03/01/2030(c)	2,250,000	6,080,397
		9,290,397
Diversified REITs–0.61%
Digital Realty Trust L.P., Conv., 1.88%, 11/15/2029(c)	3,500,000	3,759,000
HAT Holdings I LLC/HAT Holdings II LLC, Conv., 3.75%, 08/15/2028(c)	1,000,000	1,489,750
		5,248,750
Electric Utilities–2.91%
FirstEnergy Corp., Conv., 3.88%, 01/15/2031	6,000,000	6,668,700
PPL Capital Funding, Inc., Conv., 3.00%, 12/01/2030(c)	10,500,000	10,689,525
Southern Co. (The), Conv., 4.50%, 06/15/2027	7,000,000	7,719,250
		25,077,475
Electrical Components & Equipment–0.29%
Array Technologies, Inc., Conv., 2.88%, 07/01/2031	1,000,000	1,250,899
Fluence Energy, Inc., Conv., 2.25%, 06/15/2030	1,000,000	1,284,526
		2,535,425
Electronic Components–0.40%
Vishay Intertechnology, Inc., Conv., 2.25%, 09/15/2030	1,750,000	3,476,375
Electronic Equipment & Instruments–1.95%
Advanced Energy Industries, Inc., Conv., 0.00%, 05/15/2031(b)(c)	5,000,000	5,476,694
Itron, Inc., Conv., 0.00%, 03/15/2032(b)(c)	4,000,000	3,797,715
Mirion Technologies, Inc., Conv., 0.25%, 06/01/2030(c)	4,500,000	4,807,125
OSI Systems, Inc., Conv., 2.25%, 08/01/2029	2,000,000	2,674,018
		16,755,552
Environmental & Facilities Services–0.12%
Tetra Tech, Inc., Conv., 2.25%, 08/15/2028	1,000,000	1,054,250
Financial Exchanges & Data–0.89%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	8,500,000	7,633,000
	Principal Amount	Value
Food Distributors–0.26%
Chefs’ Warehouse, Inc. (The), Conv., 2.38%, 12/15/2028	$1,000,000	$2,238,100
Gas Utilities–0.40%
UGI Corp., Conv., 5.00%, 06/01/2028	2,600,000	3,483,610
Health Care Equipment–0.59%
Alphatec Holdings, Inc., Conv., 0.75%, 03/15/2030	1,000,000	957,500
IRhythm Holdings, Inc., Conv., 1.50%, 09/01/2029	2,475,000	2,726,213
LivaNova PLC, Conv., 2.50%, 03/15/2029	1,000,000	1,362,600
		5,046,313
Health Care REITs–1.94%
Healthcare Realty Holdings L.P., Conv., 3.00%, 01/15/2032(c)	2,000,000	2,057,000
Welltower OP LLC, Conv., 3.13%, 07/15/2029(c)	8,175,000	14,674,125
		16,731,125
Health Care Services–1.79%
Guardant Health, Inc., Conv., 0.00%, 05/15/2033(b)(c)	5,625,000	8,384,766
HCA, Inc., 4.70%, 05/15/2031	5,000,000	4,954,951
Hims & Hers Health, Inc., Conv., 0.00%, 06/01/2032(b)(c)	1,500,000	2,098,200
		15,437,917
Health Care Supplies–0.59%
Lantheus Holdings, Inc., Conv., 2.63%, 12/15/2027	1,250,000	1,819,375
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029	3,000,000	3,237,000
		5,056,375
Heavy Electrical Equipment–1.60%
Bloom Energy Corp., Conv., 0.00%, 11/15/2030(b)(c)	7,500,000	13,741,875
Hotels, Resorts & Cruise Lines–0.48%
Carnival Corp. Ltd., 7.00%, 08/15/2029(c)	4,000,000	4,146,972
Housewares & Specialties–0.47%
Newell Brands, Inc., 6.38%, 05/15/2030	4,000,000	4,057,088
Industrial Machinery & Supplies & Components–0.50%
Enpro, Inc., 6.13%, 06/01/2033(c)	2,000,000	2,031,198
JBT Marel Corp., Conv., 0.38%, 09/15/2030(c)	2,250,000	2,281,958
		4,313,156
Interactive Media & Services–1.02%
Match Group Holdings II LLC, 5.00%, 12/15/2027(c)	3,500,000	3,490,002
Snap, Inc., 6.88%, 03/01/2033(c)	5,400,000	5,266,739
		8,756,741
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Convertible Securities Fund

Principal Amount		Value
Internet Services & Infrastructure–7.30%
Akamai Technologies, Inc.,
Conv., 0.25%, 05/15/2031(d)	$6,050,000	$8,837,538
0.00%, 05/15/2032(b)(c)	11,250,000	10,371,144
Cloudflare, Inc., Conv., 0.00%, 06/15/2030(b)	10,000,000	12,670,000
CoreWeave, Inc.,
Conv., 1.75%, 12/01/2031(c)	5,850,000	6,991,042
1.75%, 10/01/2032(c)	7,500,000	8,278,500
DigitalOcean Holdings, Inc., Conv., 0.00%, 08/15/2030(b)(c)	1,350,000	5,506,650
Snowflake, Inc., Conv., 0.00%, 10/01/2029(b)	5,750,000	10,180,950
		62,835,824
Investment Banking & Brokerage–1.18%
Galaxy Digital Holdings L.P., Conv., 2.50%, 12/01/2029(c)	4,250,000	6,115,610
Robinhood Markets, Inc., Conv., 0.00%, 10/01/2029(b)(c)	4,000,000	4,009,788
		10,125,398
Leisure Products–0.38%
Viking Cruises Ltd., 5.88%, 10/15/2033(c)	3,289,000	3,295,762
Life & Health Insurance–0.17%
Oscar Health, Inc., Conv., 2.25%, 09/01/2030(c)	1,000,000	1,476,800
Life Sciences Tools & Services–0.59%
Adaptive Biotechnologies Corp., Conv., 0.00%, 07/01/2031(b)(c)	1,500,000	1,749,750
Tempus AI, Inc., Conv., 0.00%, 05/15/2032(b)(c)	3,000,000	3,373,067
		5,122,817
Marine Transportation–0.64%
NCL Corp. Ltd.,
Conv., 0.88%, 04/15/2030	3,000,000	3,348,750
6.75%, 02/01/2032(c)	2,204,000	2,200,598
		5,549,348
Movies & Entertainment–2.51%
IMAX Corp., Conv., 0.75%, 11/15/2030(c)	5,000,000	5,716,250
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	2,000,000	2,482,000
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	7,500,000	13,380,000
		21,578,250
Multi-Utilities–1.82%
CenterPoint Energy, Inc., Conv., 3.00%, 08/01/2028(c)	6,000,000	6,382,500
CMS Energy Corp., Conv., 3.38%, 05/01/2028	3,900,000	4,355,325
WEC Energy Group, Inc., Conv., 4.38%, 06/01/2029	4,000,000	4,961,000
		15,698,825
Principal Amount		Value
Oil & Gas Equipment & Services–1.62%
Atlas Energy Solutions, Inc., Conv., 0.50%, 04/15/2031(c)	$1,000,000	$1,346,250
Liberty Energy, Inc., Conv., 0.00%, 03/01/2031(b)(c)	5,000,000	5,161,250
ProPetro Holding Corp., Conv., 0.00%, 11/15/2031(b)(c)	2,000,000	1,893,700
Solaris Energy Infrastructure, Inc., Conv., 0.25%, 10/01/2031	3,400,000	5,537,750
		13,938,950
Oil & Gas Exploration & Production–0.23%
Crescent Energy Co., Conv., 2.75%, 03/15/2031(c)	2,000,000	1,972,000
Oil & Gas Refining & Marketing–0.45%
Sunoco L.P., 7.00%, 05/01/2029(c)	3,750,000	3,855,169
Oil & Gas Storage & Transportation–0.76%
Energy Transfer L.P., 5.25%, 04/15/2029	3,000,000	3,040,611
Scorpio Tankers, Inc. (Monaco), Conv., 1.75%, 04/15/2031(c)	3,500,000	3,484,950
		6,525,561
Packaged Foods & Meats–0.63%
Freshpet, Inc., Conv., 3.00%, 04/01/2028	2,000,000	2,325,000
Post Holdings, Inc., Conv., 2.50%, 08/15/2027	3,000,000	3,112,500
		5,437,500
Passenger Airlines–0.76%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(c)	4,700,000	4,711,900
Joby Aviation, Inc., Conv., 0.75%, 02/15/2032	2,000,000	1,824,000
		6,535,900
Passenger Ground Transportation–1.60%
Lyft, Inc., Conv., 0.00%, 09/15/2030(b)(c)	2,000,000	1,961,000
Uber Technologies, Inc.,
Conv., 0.00%, 05/15/2028(b)	3,500,000	4,048,451
Series 2028, Conv., 0.88%, 12/01/2028	6,475,000	7,757,050
		13,766,501
Pharmaceuticals–1.11%
Indivior Pharmaceuticals, Inc., Conv., 0.63%, 03/15/2031(c)	1,000,000	1,217,900
Ligand Pharmaceuticals, Inc., Conv., 0.00%, 09/15/2031(b)(c)	5,750,000	6,497,500
Zoetis, Inc., Conv., 0.25%, 06/15/2029(c)	2,000,000	1,820,068
		9,535,468
Real Estate Services–0.38%
Compass, Inc., Conv., 0.25%, 04/15/2031(c)	3,000,000	3,263,700
Renewable Electricity–0.38%
Ormat Technologies, Inc., Series A, Conv., 1.50%, 03/15/2031(c)	3,000,000	3,266,400
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Convertible Securities Fund

Principal Amount		Value
Research & Consulting Services–0.41%
Planet Labs PBC, Conv., 0.50%, 10/15/2030(c)	$1,200,000	$3,546,000
Restaurants–0.84%
Cheesecake Factory, Inc. (The), Conv., 2.00%, 03/15/2030	3,000,000	3,825,000
DoorDash, Inc., Conv., 0.00%, 05/15/2030(b)	3,500,000	3,451,875
		7,276,875
Retail REITs–0.23%
Kite Realty Group L.P., Conv., 3.25%, 04/15/2032(c)	2,000,000	1,986,840
Semiconductor Materials & Equipment–3.24%
Amkor Technology, Inc., Conv., 0.00%, 07/15/2031(b)(c)	4,000,000	4,780,192
MKS, Inc., Conv., 1.25%, 06/01/2030	3,500,000	10,315,601
Nova Ltd. (Israel), Conv., 0.00%, 09/15/2030(b)(c)	1,750,000	3,236,551
Onto Innovation, Inc., Conv., 0.00%, 06/01/2031(b)(c)	4,750,000	6,274,275
Ultra Clean Holdings, Inc., Conv., 0.00%, 03/15/2031(b)(c)	1,750,000	3,289,725
		27,896,344
Semiconductors–3.75%
MACOM Technology Solutions Holdings, Inc., Conv., 0.00%, 12/15/2029(b)	1,000,000	2,307,000
Microchip Technology, Inc., Conv., 0.00%, 02/15/2029(b)(c)(d)	5,000,000	5,767,614
ON Semiconductor Corp.,
Conv., 0.50%, 03/01/2029	3,500,000	4,226,250
0.00%, 05/01/2031(b)(c)	10,250,000	10,214,125
Semtech Corp., Conv., 0.00%, 10/15/2030(b)(c)	2,000,000	3,681,000
SiTime Corp., Conv., 0.00%, 06/15/2031(b)	3,500,000	3,883,286
Synaptics, Inc., Conv., 0.75%, 12/01/2031	1,500,000	2,230,210
		32,309,485
Steel–0.96%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	4,500,000	4,608,639
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034(c)	3,646,000	3,643,832
		8,252,471
Systems Software–2.59%
Nebius Group N.V. (Netherlands), Conv., 2.75%, 09/15/2032(c)	9,250,000	19,789,666
Rubrik, Inc., Conv., 0.00%, 06/15/2030(b)	2,500,000	2,558,750
		22,348,416
Technology Distributors–0.33%
Avnet, Inc., Conv., 1.75%, 09/01/2028(c)(d)	2,000,000	2,803,000
Technology Hardware, Storage & Peripherals–2.54%
Western Digital Corp., Conv., 3.00%, 11/15/2028	1,300,000	21,904,250
Principal Amount		Value
Trading Companies & Distributors–0.37%
Sumisho Air Lease Corp., Series D, 6.00%(e)(f)	$3,318,000	$3,209,535
Transaction & Payment Processing Services–0.48%
Affirm Holdings, Inc., Conv., 0.75%, 12/15/2029	3,500,000	4,094,125
Total U.S. Dollar Denominated Bonds & Notes (Cost $566,767,906)		680,091,958
Shares
Preferred Stocks–17.40%
Aerospace & Defense–2.62%
Boeing Co. (The), 6.00%, Conv. Pfd.	314,000	21,132,200
VSE Corp., 5.75%, Conv. Pfd.	25,000	1,441,750
		22,573,950
Asset Management & Custody Banks–0.92%
Ares Management Corp., 6.75%, Series B, Conv. Pfd.	80,000	2,932,000
KKR & Co., Inc., 6.25%, Series D, Conv. Pfd.	125,000	4,981,250
		7,913,250
Diversified Banks–1.24%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	8,500	10,663,250
Diversified Financial Services–0.43%
Apollo Global Management, Inc., 6.75%, Conv. Pfd.	60,800	3,703,936
Electric Utilities–3.11%
NextEra Energy, Inc., 7.30%, Conv. Pfd.	217,000	11,531,380
NextEra Energy, Inc., 7.38%, Conv. Pfd.	195,000	9,348,300
PG&E Corp., 6.00%, Series A, Conv. Pfd.	142,300	5,886,951
		26,766,631
Electronic Equipment & Instruments–0.12%
Novanta, Inc., 6.50%, Conv. Pfd.	15,000	1,011,000
Health Care Services–0.48%
BrightSpring Health Services, Inc., 6.75%, Conv. Pfd.(g)	18,000	4,121,100
Household Appliances–0.20%
Whirlpool Corp., 8.50%, Series A, Conv. Pfd.	48,000	1,685,760
Interactive Media & Services–3.40%
Alphabet, Inc., 6.25%, Series A, Conv. Pfd.	120,000	6,106,800
Alphabet, Inc., 6.25%, Series B, Conv. Pfd.	461,000	23,188,300
		29,295,100
Life Sciences Tools & Services–0.39%
Bruker Corp., 6.38%, Conv. Pfd.	7,500	3,359,325
Semiconductors–0.53%
Microchip Technology, Inc., 7.50%, Conv. Pfd.	60,000	4,602,600
Specialty Chemicals–0.73%
Albemarle Corp., 7.25%, Conv. Pfd.	113,800	6,298,830
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Convertible Securities Fund

Shares		Value
Systems Software–1.31%
Oracle Corp., 6.50%, Class D, Conv. Pfd.	250,500	$11,259,975
Technology Hardware, Storage & Peripherals–1.52%
Hewlett Packard Enterprise Co., 7.63%, Conv. Pfd.	64,000	7,402,240
Super Micro Computer, Inc., 7.00%, Conv. Pfd.	110,000	5,715,600
		13,117,840
Trading Companies & Distributors–0.32%
QXO, Inc., 5.50%, Conv. Pfd.	57,500	2,802,550
Transaction & Payment Processing Services–0.08%
Shift4 Payments, Inc., 6.00%, Conv. Pfd.	11,400	709,878
Total Preferred Stocks (Cost $136,171,616)		149,884,975

Exchange-Traded Funds–0.22%
Invesco High Yield Systematic Bond ETF (Cost $1,873,310)(h)	83,000	1,854,352
Shares		Value
Money Market Funds–1.66%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(h)(i)	5,003,626	$5,003,626
Invesco Treasury Portfolio, Institutional Class, 3.56%(h)(i)	9,288,921	9,288,921
Total Money Market Funds (Cost $14,292,547)		14,292,547

Options Purchased–1.74%
(Cost $19,536,012)(j)		15,001,605
TOTAL INVESTMENTS IN SECURITIES–99.99% (Cost $738,641,391)		861,125,437
OTHER ASSETS LESS LIABILITIES—0.01%		58,925
NET ASSETS–100.00%		$861,184,362
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Zero coupon bond issued at a discount.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2026 was $390,751,595, which represented 45.37% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Non-income producing security.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value June 30, 2026	Dividend Income
Invesco High Yield Systematic Bond ETF	$1,880,365	$-	$-	$(26,013)	$-	$1,854,352	$62,009
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	6,186,987	69,247,360	(70,430,721)	-	-	5,003,626	152,429
Invesco Treasury Portfolio, Institutional Class	11,486,592	128,602,240	(130,799,911)	-	-	9,288,921	281,141
Total	$19,553,944	$197,849,600	$(201,230,632)	$(26,013)	$-	$16,146,899	$495,579

(i)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(j)	The table below details options purchased.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Convertible Securities Fund

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Alphabet, Inc.	Call	01/15/2027	305	USD	375.00	USD	11,437,500	$953,888
Applied Digital Corp.	Call	01/15/2027	850	USD	39.00	USD	3,315,000	920,125
Lumentum Holdings, Inc.	Call	01/15/2027	128	USD	750.00	USD	9,600,000	3,707,520
Palo Alto Networks, Inc.	Call	01/15/2027	175	USD	310.00	USD	5,425,000	1,291,937
Seagate Technology Holdings PLC	Call	01/15/2027	94	USD	860.00	USD	8,084,000	2,898,020
Viavi Solutions, Inc.	Call	01/15/2027	590	USD	40.00	USD	2,360,000	1,026,600
Western Digital Corp.	Call	01/15/2027	200	USD	640.00	USD	12,800,000	3,674,500
Total Exchange-Traded Equity Options Purchased								$14,472,590

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	10/16/2026	31	USD	7,700.00	USD	23,870,000	$529,015

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Convertible Securities Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $722,475,534)	$844,978,538
Investments in affiliates, at value (Cost $16,165,857)	16,146,899
Cash	2,471,836
Receivable for:
Investments sold	1,462,904
Fund shares sold	218,564
Dividends	117,937
Interest	2,330,586
Investment for trustee deferred compensation and retirement plans	131,009
Other assets	52,082
Total assets	867,910,355
Liabilities:
Payable for:
Investments purchased	5,914,430
Fund shares reacquired	274,536
Accrued fees to affiliates	304,600
Accrued trustees’ and officers’ fees and benefits	319
Accrued other operating expenses	64,093
Trustee deferred compensation and retirement plans	168,015
Total liabilities	6,725,993
Net assets applicable to shares outstanding	$861,184,362
Net assets consist of:
Shares of beneficial interest	$612,134,983
Distributable earnings	249,049,379
$861,184,362
Net Assets:
Class A	$519,275,407
Class C	$11,610,129
Class Y	$270,063,159
Class R5	$817,939
Class R6	$59,417,728
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	17,371,773
Class C	392,093
Class Y	9,015,443
Class R5	27,361
Class R6	1,987,165
Class A:
Net asset value per share	$29.89
Maximum offering price per share (Net asset value of $29.89 ÷ 94.50%)	$31.63
Class C:
Net asset value and offering price per share	$29.61
Class Y:
Net asset value and offering price per share	$29.96
Class R5:
Net asset value and offering price per share	$29.89
Class R6:
Net asset value and offering price per share	$29.90
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Convertible Securities Fund

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Interest	$4,357,858
Dividends	1,755,565
Dividends from affiliated money market funds	495,579
Total investment income	6,609,002
Expenses:
Advisory fees	2,012,240
Administrative services fees	56,477
Custodian fees	4,202
Distribution fees:
Class A	594,161
Class C	55,364
Transfer agent fees — A, C and Y	469,096
Transfer agent fees — R5	329
Transfer agent fees — R6	5,891
Trustees’ and officers’ fees and benefits	13,590
Registration and filing fees	41,673
Reports to shareholders	33,062
Professional services fees	26,583
Other	7,126
Total expenses	3,319,794
Less: Fees waived and/or expenses reimbursed	(17,389)
Net expenses	3,302,405
Net investment income	3,306,597
Realized and unrealized gain (loss) from:
Net realized gain from unaffiliated investment securities	103,737,903
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	47,549,572
Affiliated investment securities	(26,013)
47,523,559
Net realized and unrealized gain	151,261,462
Net increase in net assets resulting from operations	$154,568,059
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Convertible Securities Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$3,306,597	$13,874,593
Net realized gain	103,737,903	56,197,796
Change in net unrealized appreciation	47,523,559	36,577,746
Net increase in net assets resulting from operations	154,568,059	106,650,135
Distributions to shareholders from distributable earnings:
Class A	(4,707,898)	(48,045,924)
Class C	(67,516)	(1,062,845)
Class Y	(2,770,890)	(25,606,252)
Class R5	(8,517)	(70,157)
Class R6	(497,929)	(4,212,418)
Total distributions from distributable earnings	(8,052,750)	(78,997,596)
Share transactions–net:
Class A	(14,385,812)	(10,603,773)
Class C	(803,484)	(2,211,921)
Class Y	(4,469,607)	(33,177,053)
Class R5	(5,802)	384,890
Class R6	13,346,708	(340,301)
Net increase (decrease) in net assets resulting from share transactions	(6,317,997)	(45,948,158)
Net increase (decrease) in net assets	140,197,312	(18,295,619)
Net assets:
Beginning of period	720,987,050	739,282,669
End of period	$861,184,362	$720,987,050
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Convertible Securities Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/26	$24.80	$0.10	$5.26	$5.36	$(0.27)	$—	$(0.27)	$29.89	21.72%	$519,275	0.94%(d)	0.94%(d)	0.76%(d)	69%
Year ended 12/31/25	23.87	0.46	3.33	3.79	(0.62)	(2.24)	(2.86)	24.80	15.84	443,856	0.95	0.95	1.82	114
Year ended 12/31/24	22.46	0.42	1.76	2.18	(0.49)	(0.28)	(0.77)	23.87	9.74	438,011	0.96	0.97	1.82	87
Year ended 12/31/23	21.09	0.26	1.38	1.64	(0.27)	—	(0.27)	22.46	7.87	460,621	0.93	0.94	1.21	65
Year ended 12/31/22	25.93	0.20	(4.26)	(4.06)	(0.19)	(0.59)	(0.78)	21.09	(15.72)	492,448	0.93	0.93	0.86	45
Year ended 12/31/21	31.91	0.14	1.17	1.31	(0.23)	(7.06)	(7.29)	25.93	4.68	666,916	0.88	0.88	0.43	61
Class C
Six months ended 06/30/26	24.57	0.00	5.20	5.20	(0.16)	—	(0.16)	29.61	21.25	11,610	1.69 (d)	1.69 (d)	0.01 (d)	69
Year ended 12/31/25	23.66	0.27	3.30	3.57	(0.42)	(2.24)	(2.66)	24.57	15.01 (e)	10,340	1.69 (e)	1.69 (e)	1.08 (e)	114
Year ended 12/31/24	22.28	0.24	1.73	1.97	(0.31)	(0.28)	(0.59)	23.66	8.86 (e)	12,111	1.70 (e)	1.71 (e)	1.08 (e)	87
Year ended 12/31/23	20.91	0.10	1.38	1.48	(0.11)	—	(0.11)	22.28	7.12 (f)	16,263	1.66 (f)	1.67 (f)	0.48 (f)	65
Year ended 12/31/22	25.72	0.03	(4.22)	(4.19)	(0.03)	(0.59)	(0.62)	20.91	(16.35)(f)	21,915	1.66 (f)	1.66 (f)	0.13 (f)	45
Year ended 12/31/21	31.73	(0.09)	1.16	1.07	(0.02)	(7.06)	(7.08)	25.72	3.94 (g)	44,798	1.60 (g)	1.60 (g)	(0.29)(g)	61
Class Y
Six months ended 06/30/26	24.85	0.14	5.28	5.42	(0.31)	—	(0.31)	29.96	21.91	270,063	0.69 (d)	0.69 (d)	1.01 (d)	69
Year ended 12/31/25	23.91	0.52	3.34	3.86	(0.68)	(2.24)	(2.92)	24.85	16.14	228,002	0.70	0.70	2.07	114
Year ended 12/31/24	22.51	0.48	1.74	2.22	(0.54)	(0.28)	(0.82)	23.91	9.95	251,811	0.71	0.72	2.07	87
Year ended 12/31/23	21.13	0.31	1.40	1.71	(0.33)	—	(0.33)	22.51	8.17	307,044	0.68	0.69	1.46	65
Year ended 12/31/22	25.98	0.26	(4.27)	(4.01)	(0.25)	(0.59)	(0.84)	21.13	(15.51)	345,453	0.68	0.68	1.11	45
Year ended 12/31/21	31.96	0.22	1.17	1.39	(0.31)	(7.06)	(7.37)	25.98	4.93	562,488	0.63	0.63	0.68	61
Class R5
Six months ended 06/30/26	24.80	0.14	5.26	5.40	(0.31)	—	(0.31)	29.89	21.90	818	0.65 (d)	0.65 (d)	1.05 (d)	69
Year ended 12/31/25	23.86	0.55	3.32	3.87	(0.69)	(2.24)	(2.93)	24.80	16.22	682	0.60	0.60	2.17	114
Year ended 12/31/24	22.46	0.48	1.75	2.23	(0.55)	(0.28)	(0.83)	23.86	10.01	319	0.67	0.68	2.11	87
Year ended 12/31/23	21.08	0.32	1.39	1.71	(0.33)	—	(0.33)	22.46	8.22	724	0.65	0.66	1.49	65
Year ended 12/31/22	25.93	0.26	(4.26)	(4.00)	(0.26)	(0.59)	(0.85)	21.08	(15.51)	556	0.64	0.64	1.15	45
Year ended 12/31/21	31.91	0.23	1.17	1.40	(0.32)	(7.06)	(7.38)	25.93	4.96	688	0.60	0.60	0.71	61
Class R6
Six months ended 06/30/26	24.81	0.15	5.26	5.41	(0.32)	—	(0.32)	29.90	21.92	59,418	0.59 (d)	0.59 (d)	1.11 (d)	69
Year ended 12/31/25	23.87	0.55	3.33	3.88	(0.70)	(2.24)	(2.94)	24.81	16.28	38,107	0.60	0.60	2.17	114
Year ended 12/31/24	22.47	0.50	1.75	2.25	(0.57)	(0.28)	(0.85)	23.87	10.08	37,030	0.60	0.61	2.18	87
Year ended 12/31/23	21.09	0.33	1.40	1.73	(0.35)	—	(0.35)	22.47	8.29	47,385	0.58	0.59	1.56	65
Year ended 12/31/22	25.94	0.27	(4.26)	(3.99)	(0.27)	(0.59)	(0.86)	21.09	(15.45)	158,063	0.57	0.57	1.22	45
Year ended 12/31/21	31.92	0.25	1.17	1.42	(0.34)	(7.06)	(7.40)	25.94	5.06	51,316	0.52	0.52	0.79	61

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% for the years ended
December 31, 2025 and 2024, respectively.

(f)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98% for the years ended
December 31, 2023 and 2022, respectively.

(g)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97% for Class C shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Convertible Securities Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
12
Invesco Convertible Securities Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Call Options Purchased and Written – The Fund may write call options to seek to manage risk exposures in the Fund’s investment portfolio or to earn premiums and/or buy call options for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period.  An uncovered call option exists without the ownership of the underlying security.  Options written by the Fund normally will have expiration dates between three and nine months from the date written.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities.  The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written.  If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase
13
Invesco Convertible Securities Fund

transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.  If a written call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.  Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Options written. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities.  The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased.  Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.  A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
K.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts.  By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price.  In return for this right, the Fund pays an option premium.  The option’s underlying instrument may be a security, securities index, or a futures contract.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell.  If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses.  At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities.  The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised.  The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received.  Put options written are reported as a liability in the Statement of Assets and Liabilities.  Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
L.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $750 million	0.520%
Next $250 million	0.470%
Next $500 million	0.420%
Next $500 million	0.395%
Next $1 billion	0.370%
Over $3 billion	0.345%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.52%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
14
Invesco Convertible Securities Fund

For the six months ended June 30, 2026, the Adviser waived advisory fees of $17,389.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2026, IDI advised the Fund that IDI retained $16,971 in front-end sales commissions from the sale of Class A shares and $49 and $14 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$680,091,958	$—	$680,091,958
Preferred Stocks	149,884,975	—	—	149,884,975
Exchange-Traded Funds	1,854,352	—	—	1,854,352
Money Market Funds	14,292,547	—	—	14,292,547
Options Purchased	15,001,605	—	—	15,001,605
Total Investments	$181,033,479	$680,091,958	$—	$861,125,437
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
15
Invesco Convertible Securities Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
Value
Derivative Assets	Equity Risk
Options purchased, at value — Exchange-Traded(a)	$15,001,605
Derivatives not subject to master netting agreements	(15,001,605)
Total Derivative Assets subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Equity Risk
Realized Gain:
Options purchased(a)	$27,236,885
Change in Net Unrealized Appreciation:
Options purchased(a)	999,045
Total	$28,235,930

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
on unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Equity Options Purchased	Index Options Purchased
Average notional value	$36,682,500	$25,904,167
Average contracts	2,568	36

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $532,598,873 and $517,521,605, respectively. As of June 30, 2026, the aggregate cost of
16
Invesco Convertible Securities Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$142,239,425
Aggregate unrealized (depreciation) of investments	(21,120,798)
Net unrealized appreciation of investments	$121,118,627
Cost of investments for tax purposes is $740,006,810.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	433,007	$11,711,155	718,063	$18,084,683
Class C	28,602	757,616	42,618	1,054,377
Class Y	659,594	17,845,148	1,132,213	28,437,871
Class R5	126	3,425	14,167	385,264
Class R6	511,794	14,975,205	78,677	1,939,800
Issued as reinvestment of dividends:
Class A	146,201	3,997,401	1,627,897	41,219,711
Class C	2,214	59,659	39,106	981,824
Class Y	71,931	1,971,378	745,245	18,900,170
Class R5	265	7,244	2,507	63,609
Class R6	17,206	471,429	158,846	4,023,621
Automatic conversion of Class C shares to Class A shares:
Class A	24,859	694,758	72,244	1,793,799
Class C	(25,105)	(694,758)	(72,932)	(1,793,799)
Reacquired:
Class A	(1,131,589)	(30,789,126)	(2,872,140)	(71,701,966)
Class C	(34,520)	(926,001)	(99,750)	(2,454,323)
Class Y	(890,726)	(24,286,133)	(3,233,102)	(80,515,094)
Class R5	(547)	(16,471)	(2,530)	(63,983)
Class R6	(78,010)	(2,099,926)	(252,483)	(6,303,722)
Net increase (decrease) in share activity	(264,698)	$(6,317,997)	(1,901,354)	$(45,948,158)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17
Invesco Convertible Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Convertible Securities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC(collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on  April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology, including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against ICE BofA U.S. Convertible Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a
18
Invesco Convertible Securities Fund

particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
19
Invesco Convertible Securities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20
Invesco Convertible Securities Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
MS-CSEC-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco Income Allocation Fund
Nasdaq:
A: ALAAX ■ C: CLIAX ■ R: RLIAX ■ Y: ALAYX ■ R5: ILAAX ■ R6: IIASX

2	Schedule of Investments
3	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2026
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers–100.06%(a)
	% of Net Assets 06/30/26	Value 12/31/25	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/26	Value 06/30/26
Domestic Equity Funds–31.05%
Invesco Dividend Income Fund, Class R6	3.99%	$13,120,834	$108,712	$(1,298,668)	$805,468	$47,864	$108,712	454,954	$12,784,210
Invesco Main Street Small Cap Fund, Class R6	1.77%	5,622,722	—	(967,551)	916,696	120,309	—	211,134	5,692,176
Invesco MSCI USA ETF(b)	6.73%	21,677,157	—	(2,063,540)	1,371,974	616,676	121,277	288,646	21,602,267
Invesco QQQ Income Advantage ETF	5.04%	15,769,739	859,084	(1,915,171)	1,187,145	260,623	822,161	280,422	16,161,420
Invesco Russell 1000® Dynamic Multifactor ETF	2.82%	8,956,890	—	(959,190)	853,522	185,366	40,541	131,844	9,036,588
Invesco S&P 500 Equal Weight Income Advantage ETF	5.03%	16,099,231	—	(709,201)	717,332	28,292	752,142	302,449	16,135,654
Invesco S&P 500® Pure Value ETF	4.18%	13,894,788	—	(1,869,097)	736,977	637,474	164,216	117,731	13,400,142
Invesco Value Opportunities Fund, Class R6	1.49%	4,882,104	—	(1,202,469)	845,524	263,781	—	160,865	4,788,940
Total Domestic Equity Funds		100,023,465	967,796	(10,984,887)	7,434,638	2,160,385	2,009,049		99,601,397
Fixed Income Funds–61.74%
Invesco Core Bond Fund, Class R6	24.90%	80,306,876	1,747,434	(919,215)	(1,260,789)	(19,554)	1,747,398	14,156,932	79,854,752
Invesco Core Plus Bond Fund, Class R6	23.95%	77,306,219	1,780,930	(1,241,766)	(837,236)	(171,788)	1,780,892	8,301,319	76,836,359
Invesco Floating Rate ESG Fund, Class R6	2.05%	6,505,065	250,273	—	(183,296)	—	250,264	1,041,413	6,572,042
Invesco High Yield Fund, Class R6	2.01%	6,462,106	217,259	(149,163)	(71,665)	(1,039)	217,253	1,819,161	6,457,498
Invesco International Bond Fund, Class R6	2.95%	9,814,398	236,724	(183,161)	(406,436)	4,052	236,718	2,044,489	9,465,577
Invesco Variable Rate Investment Grade ETF	5.88%	18,878,789	—	—	(22,564)	—	422,787	752,143	18,856,225
Total Fixed Income Funds		199,273,453	4,232,620	(2,493,305)	(2,781,986)	(188,329)	4,655,312		198,042,453
International and Global Equity Funds–6.85%
Invesco RAFI Developed Markets ex-U.S. ETF	5.41%	18,198,045	—	(3,489,834)	1,209,482	1,419,978	276,258	229,213	17,337,671
Invesco S&P Emerging Markets Low Volatility ETF	1.44%	4,936,248	—	(385,554)	10,732	65,495	116,911	166,436	4,626,921
Total International and Global Equity Funds		23,134,293	—	(3,875,388)	1,220,214	1,485,473	393,169		21,964,592
Money Market Funds–0.42%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(c)	0.15%	555,904	5,858,879	(5,942,164)	—	—	7,580	472,619	472,619
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)	0.27%	1,025,234	10,880,775	(11,035,447)	—	—	13,856	870,562	870,562
Total Money Market Funds		1,581,138	16,739,654	(16,977,611)	—	—	21,436		1,343,181
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $284,631,718)	100.06%	324,012,349	21,940,070	(34,331,191)	5,872,866	3,457,529	7,078,966		320,951,623

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.72%
Invesco Private Government Fund, 3.62%(c)(d)	0.72%	739,657	28,164,317	(26,605,023)	—	—	16,651 (e)	2,298,951	2,298,951
Invesco Private Prime Fund, 3.77%(c)(d)	0.00%	1,921,208	63,798,535	(65,713,255)	—	(854)	45,702 (e)	5,633	5,634
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,304,585)	0.72%	2,660,865	91,962,852	(92,318,278)	—	(854)	62,353		2,304,585
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $286,936,303)	100.78%	$326,673,214	$113,902,922	$(126,649,469)	$5,872,866	$3,456,675	$7,141,319		$323,256,208
OTHER ASSETS LESS LIABILITIES	(0.78)%								(2,503,454)
NET ASSETS	100.00%								$320,752,754
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2026.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(e)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Income Allocation Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $286,936,303)*	$323,256,208
Receivable for:
Fund shares sold	77,979
Dividends - affiliated underlying funds	716,501
Investment for trustee deferred compensation and retirement plans	52,570
Other assets	53,029
Total assets	324,156,287
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	709,719
Fund shares reacquired	167,542
Collateral upon return of securities loaned	2,304,585
Accrued fees to affiliates	139,613
Accrued trustees’ and officers’ fees and benefits	412
Accrued other operating expenses	26,600
Trustee deferred compensation and retirement plans	55,062
Total liabilities	3,403,533
Net assets applicable to shares outstanding	$320,752,754
Net assets consist of:
Shares of beneficial interest	$323,687,304
Distributable earnings (loss)	(2,934,550)
$320,752,754
Net Assets:
Class A	$293,028,015
Class C	$6,527,650
Class R	$5,158,539
Class Y	$15,647,083
Class R5	$298,460
Class R6	$93,007
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	25,301,915
Class C	562,950
Class R	445,166
Class Y	1,351,226
Class R5	25,776
Class R6	8,044
Class A:
Net asset value per share	$11.58
Maximum offering price per share (Net asset value of $11.58 ÷ 94.50%)	$12.25
Class C:
Net asset value and offering price per share	$11.60
Class R:
Net asset value and offering price per share	$11.59
Class Y:
Net asset value and offering price per share	$11.58
Class R5:
Net asset value and offering price per share	$11.58
Class R6:
Net asset value and offering price per share	$11.56

*	At June 30, 2026, security with a value of $2,263,280 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Income Allocation Fund

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $31,475)	$7,110,441
Expenses:
Administrative services fees	24,062
Custodian fees	270
Distribution fees:
Class A	365,266
Class C	34,772
Class R	12,459
Transfer agent fees — A, C, R and Y	185,686
Transfer agent fees — R5	145
Transfer agent fees — R6	9
Trustees’ and officers’ fees and benefits	11,989
Registration and filing fees	46,382
Reports to shareholders	19,495
Professional services fees	17,394
Other	6,294
Total expenses	724,223
Net investment income	6,386,218
Realized and unrealized gain from
Net realized gain from affiliated underlying fund shares	3,456,675
Change in net unrealized appreciation of affiliated underlying fund shares	5,872,866
Net realized and unrealized gain	9,329,541
Net increase in net assets resulting from operations	$15,715,759
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Income Allocation Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$6,386,218	$13,587,151
Net realized gain	3,456,675	3,691,522
Change in net unrealized appreciation	5,872,866	18,136,761
Net increase in net assets resulting from operations	15,715,759	35,415,434
Distributions to shareholders from distributable earnings:
Class A	(6,099,158)	(12,915,064)
Class C	(119,067)	(347,538)
Class R	(97,551)	(195,209)
Class Y	(361,046)	(694,786)
Class R5	(6,474)	(6,546)
Class R6	(1,913)	(2,838)
Total distributions from distributable earnings	(6,685,209)	(14,161,981)
Share transactions–net:
Class A	(11,282,985)	(23,828,021)
Class C	(1,073,521)	(4,955,295)
Class R	186,492	(55,317)
Class Y	31,671	(1,821,507)
Class R5	5,724	208,518
Class R6	9,469	28,761
Net increase (decrease) in net assets resulting from share transactions	(12,123,150)	(30,422,861)
Net increase (decrease) in net assets	(3,092,600)	(9,169,408)
Net assets:
Beginning of period	323,845,354	333,014,762
End of period	$320,752,754	$323,845,354
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Income Allocation Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Six months ended 06/30/26	$11.26	$0.23	$0.33	$0.56	$(0.24)	$11.58	5.00%	$293,028	0.45%(e)	0.45%(e)	3.98%(e)	2%
Year ended 12/31/25	10.54	0.46	0.74	1.20	(0.48)	11.26	11.63	296,064	0.44	0.44	4.20	5
Year ended 12/31/24	10.38	0.43	0.17	0.60	(0.44)	10.54	5.84	300,472	0.47	0.47	4.13	86
Year ended 12/31/23	10.10	0.45	0.25	0.70	(0.42)	10.38	7.14	336,482	0.43	0.43	4.41	41
Year ended 12/31/22	11.84	0.35	(1.73)	(1.38)	(0.36)	10.10	(11.78)	366,254	0.37	0.43	3.25	30
Year ended 12/31/21	11.37	0.34	0.51	0.85	(0.38)	11.84	7.56	458,085	0.25	0.42	2.90	16
Class C
Six months ended 06/30/26	11.27	0.18	0.34	0.52	(0.19)	11.60	4.70	6,528	1.20 (e)	1.20 (e)	3.23 (e)	2
Year ended 12/31/25	10.56	0.37	0.73	1.10	(0.39)	11.27	10.68	7,410	1.19	1.19	3.45	5
Year ended 12/31/24	10.40	0.36	0.16	0.52	(0.36)	10.56	5.04	11,754	1.22	1.22	3.38	86
Year ended 12/31/23	10.11	0.37	0.27	0.64	(0.35)	10.40	6.43	20,704	1.18	1.18	3.66	41
Year ended 12/31/22	11.85	0.27	(1.73)	(1.46)	(0.28)	10.11	(12.43)	29,588	1.12	1.18	2.50	30
Year ended 12/31/21	11.38	0.25	0.51	0.76	(0.29)	11.85	6.76	46,368	1.00	1.17	2.15	16
Class R
Six months ended 06/30/26	11.27	0.21	0.33	0.54	(0.22)	11.59	4.87	5,159	0.70 (e)	0.70 (e)	3.73 (e)	2
Year ended 12/31/25	10.55	0.43	0.74	1.17	(0.45)	11.27	11.34	4,831	0.69	0.69	3.95	5
Year ended 12/31/24	10.39	0.41	0.16	0.57	(0.41)	10.55	5.57	4,577	0.72	0.72	3.88	86
Year ended 12/31/23	10.11	0.42	0.26	0.68	(0.40)	10.39	6.86	3,693	0.68	0.68	4.16	41
Year ended 12/31/22	11.84	0.32	(1.72)	(1.40)	(0.33)	10.11	(11.91)	3,470	0.62	0.68	3.00	30
Year ended 12/31/21	11.38	0.31	0.50	0.81	(0.35)	11.84	7.20	5,115	0.50	0.67	2.65	16
Class Y
Six months ended 06/30/26	11.26	0.24	0.33	0.57	(0.25)	11.58	5.13	15,647	0.20 (e)	0.20 (e)	4.23 (e)	2
Year ended 12/31/25	10.54	0.48	0.74	1.22	(0.50)	11.26	11.91	15,175	0.19	0.19	4.45	5
Year ended 12/31/24	10.38	0.46	0.16	0.62	(0.46)	10.54	6.11	16,094	0.22	0.22	4.38	86
Year ended 12/31/23	10.10	0.47	0.26	0.73	(0.45)	10.38	7.41	20,642	0.18	0.18	4.66	41
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.38)	10.10	(11.48)	28,227	0.12	0.18	3.50	30
Year ended 12/31/21	11.37	0.37	0.50	0.87	(0.41)	11.83	7.74	48,311	0.00	0.17	3.15	16
Class R5
Six months ended 06/30/26	11.26	0.24	0.33	0.57	(0.25)	11.58	5.16	298	0.18 (e)	0.18 (e)	4.25 (e)	2
Year ended 12/31/25	10.54	0.49	0.74	1.23	(0.51)	11.26	11.95	285	0.14	0.14	4.50	5
Year ended 12/31/24	10.38	0.46	0.16	0.62	(0.46)	10.54	6.14	69	0.18	0.18	4.42	86
Year ended 12/31/23	10.09	0.48	0.26	0.74	(0.45)	10.38	7.53	65	0.16	0.16	4.68	41
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.39)	10.09	(11.55)	93	0.11	0.16	3.51	30
Year ended 12/31/21	11.37	0.37	0.50	0.87	(0.41)	11.83	7.74	136	0.00	0.16	3.15	16
Class R6
Six months ended 06/30/26	11.24	0.24	0.34	0.58	(0.26)	11.56	5.18	93	0.10 (e)	0.10 (e)	4.33 (e)	2
Year ended 12/31/25	10.53	0.49	0.73	1.22	(0.51)	11.24	11.92	81	0.10	0.10	4.54	5
Year ended 12/31/24	10.38	0.47	0.15	0.62	(0.47)	10.53	6.14	48	0.09	0.09	4.51	86
Year ended 12/31/23	10.09	0.49	0.26	0.75	(0.46)	10.38	7.60	9	0.10	0.10	4.74	41
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.39)	10.09	(11.51)	337	0.06	0.09	3.56	30
Year ended 12/31/21	11.36	0.37	0.51	0.88	(0.41)	11.83	7.83	139	0.00	0.12	3.15	16

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return.
Estimated acquired fund fees from underlying funds were 0.38%, 0.38%, 0.45%, 0.46%, 0.45% and 0.45% for the six months ended June 30, 2026 and the years ended
December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Income Allocation Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income and, secondarily, growth of capital.
The Fund is a "fund of funds", in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the "Adviser" or "Invesco") and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital") or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers ("underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
7
Invesco Income Allocation Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds
8
Invesco Income Allocation Fund

(collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $1,916 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Other Risks - Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  June 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2026, IDI advised the Fund that IDI retained $11,848 in front-end sales commissions from the sale of Class A shares and $4,570 and $30 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
9
Invesco Income Allocation Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$319,608,442	$—	$—	$319,608,442
Money Market Funds	1,343,181	2,304,585	—	3,647,766
Total Investments	$320,951,623	$2,304,585	$—	$323,256,208
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$4,854,182	$35,091,926	$39,946,108
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $5,200,416 and $17,353,580, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$33,496,823
Aggregate unrealized (depreciation) of investments	(544,155)
Net unrealized appreciation of investments	$32,952,668
Cost of investments for tax purposes is $290,303,540.
10
Invesco Income Allocation Fund

NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,037,199	$11,875,480	2,345,023	$25,434,431
Class C	39,698	452,982	55,677	602,763
Class R	51,104	584,536	87,354	939,364
Class Y	289,418	3,327,362	460,398	4,982,229
Class R5	22	257	19,066	212,750
Class R6	832	9,499	2,445	26,664
Issued as reinvestment of dividends:
Class A	442,600	5,042,347	991,001	10,700,873
Class C	8,768	100,016	27,316	294,641
Class R	8,558	97,577	18,052	195,149
Class Y	25,643	291,934	50,286	543,047
Class R5	543	6,184	544	5,967
Class R6	148	1,688	221	2,389
Automatic conversion of Class C shares to Class A shares:
Class A	87,834	1,002,473	312,953	3,391,340
Class C	(87,748)	(1,002,473)	(312,560)	(3,391,340)
Reacquired:
Class A	(2,556,012)	(29,203,285)	(5,855,907)	(63,354,665)
Class C	(54,959)	(624,046)	(226,730)	(2,461,359)
Class R	(43,219)	(495,621)	(110,479)	(1,189,830)
Class Y	(311,593)	(3,587,625)	(689,478)	(7,346,783)
Class R5	(63)	(717)	(918)	(10,199)
Class R6	(149)	(1,718)	(27)	(292)
Net increase (decrease) in share activity	(1,061,376)	$(12,123,150)	(2,825,763)	$(30,422,861)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco Income Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Income Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the  annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the
Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Income Allocation Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board considered that the Fund underwent a change in portfolio management and
12
Invesco Income Allocation Fund

investment process in 2024. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to certain segments of the fixed income asset class, as well as cash drag, negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D.
Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
13
Invesco Income Allocation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
14
Invesco Income Allocation Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
INCAL-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco International Diversified Fund
Nasdaq:
A: OIDAX ■ C: OIDCX ■ R: OIDNX ■ Y: OIDYX ■ R5: INDFX ■ R6: OIDIX

2	Schedule of Investments
3	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2026
(Unaudited)
Invesco International Diversified Fund
Schedule of Investments in Affiliated Issuers–99.69%(a)
	% of Net Assets 06/30/26	Value 12/31/25	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/26	Value 06/30/26
International and Global Equity Funds–99.69%
Invesco Developing Markets Fund, Class R6	19.53%	$273,576,845	$—	$(39,877,459)	$38,679,198	$4,128,142	$—	6,986,021	$276,506,726
Invesco EQV International Equity Fund, Class R6	10.02%	133,771,797	8,063,108	(15,256,627)	14,355,228	947,747	—	5,901,883	141,881,253
Invesco International Growth Focus ETF	10.18%	141,228,401	3,140,867	(7,642,051)	7,163,025	169,975	—	5,229,046	144,060,217
Invesco International Growth Fund, Class R6	10.17%	133,695,119	14,084,502	(14,306,476)	10,358,857	220,956	—	5,347,177	144,052,958
Invesco International Small-Mid Company Fund, Class R6	14.92%	200,081,115	20,212,725	(10,936,796)	1,877,158	28,832	—	5,966,197	211,263,034
Invesco International Value Fund, Class R6	34.87%	519,593,236	1,954,074	(104,054,938)	80,083,008	(3,817,779)	—	12,828,205	493,757,601
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,068,531,256)	99.69%	$1,401,946,513	$47,455,276	$(192,074,347)	$152,516,474	$1,677,873	$—		$1,411,521,789
OTHER ASSETS LESS LIABILITIES	0.31%								4,404,127
NET ASSETS	100.00%								$1,415,925,916
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco International Diversified Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $1,068,531,256)	$1,411,521,789
Cash	7,942,010
Receivable for:
Fund shares sold	697,495
Investment for trustee deferred compensation and retirement plans	183,274
Other assets	117,569
Total assets	1,420,462,137
Liabilities:
Payable for:
Fund shares reacquired	3,698,052
Accrued fees to affiliates	573,264
Accrued trustees’ and officers’ fees and benefits	13,242
Accrued other operating expenses	61,132
Trustee deferred compensation and retirement plans	190,531
Total liabilities	4,536,221
Net assets applicable to shares outstanding	$1,415,925,916
Net assets consist of:
Shares of beneficial interest	$893,110,837
Distributable earnings	522,815,079
$1,415,925,916
Net Assets:
Class A	$764,551,332
Class C	$36,018,904
Class R	$104,078,374
Class Y	$354,393,853
Class R5	$7,289
Class R6	$156,876,164
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	51,656,295
Class C	2,726,333
Class R	7,325,933
Class Y	23,317,561
Class R5	488
Class R6	10,228,509
Class A:
Net asset value per share	$14.80
Maximum offering price per share (Net asset value of $14.80 ÷ 94.50%)	$15.66
Class C:
Net asset value and offering price per share	$13.21
Class R:
Net asset value and offering price per share	$14.21
Class Y:
Net asset value and offering price per share	$15.20
Class R5:
Net asset value and offering price per share	$14.94
Class R6:
Net asset value and offering price per share	$15.34
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco International Diversified Fund

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Expenses:
Custodian fees	$97
Distribution fees:
Class A	911,521
Class C	184,689
Class R	284,111
Transfer agent fees — A, C, R and Y	939,759
Transfer agent fees — R5	2
Transfer agent fees — R6	23,177
Trustees’ and officers’ fees and benefits	16,182
Registration and filing fees	63,912
Reports to shareholders	59,706
Professional services fees	22,864
Other	11,165
Total expenses	2,517,185
Net investment income (loss)	(2,517,185)
Realized and unrealized gain from
Net realized gain from affiliated underlying fund shares	1,677,873
Change in net unrealized appreciation of affiliated underlying fund shares	152,516,474
Net realized and unrealized gain	154,194,347
Net increase (decrease) in net assets resulting from operations	$151,677,162
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco International Diversified Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income (loss)	$(2,517,185)	$19,128,253
Net realized gain	1,677,873	547,060,641
Change in net unrealized appreciation (depreciation)	152,516,474	(278,430,018)
Net increase in net assets resulting from operations	151,677,162	287,758,876
Distributions to shareholders from distributable earnings:
Class A	—	(196,322,050)
Class C	—	(11,476,978)
Class R	—	(30,430,563)
Class Y	—	(108,331,617)
Class R5	—	(2,325)
Class R6	—	(40,038,445)
Total distributions from distributable earnings	—	(386,601,978)
Share transactions–net:
Class A	(41,573,936)	80,457,338
Class C	(6,506,628)	(5,384,107)
Class R	(20,105,174)	18,242,952
Class Y	(60,019,655)	(118,043,143)
Class R5	—	(27,250)
Class R6	(12,576,249)	(37,622,081)
Net increase (decrease) in net assets resulting from share transactions	(140,781,642)	(62,376,291)
Net increase (decrease) in net assets	10,895,520	(161,219,393)
Net assets:
Beginning of period	1,405,030,396	1,566,249,789
End of period	$1,415,925,916	$1,405,030,396
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco International Diversified Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Six months ended 06/30/26	$13.30	$(0.03)	$1.53	$1.50	$—	$—	$—	$14.80	11.28%	$764,551	0.42%(e)	0.42%(e)	(0.42)%(e)	3%
Year ended 12/31/25	14.98	0.20	2.89	3.09	(0.25)	(4.52)	(4.77)	13.30	21.06	726,599	0.42	0.42	1.18	64
Year ended 12/31/24	16.12	0.14	(0.55)	(0.41)	(0.21)	(0.52)	(0.73)	14.98	(2.53)	704,088	0.45	0.45	0.85	8
Year ended 12/31/23	14.02	0.13	2.03	2.16	(0.06)	—	(0.06)	16.12	15.43	846,831	0.42	0.42	0.84	7
Year ended 12/31/22	21.53	0.05	(5.49)	(5.44)	(0.06)	(2.01)	(2.07)	14.02	(25.32)	838,141	0.44	0.44	0.26	15
Year ended 12/31/21	22.41	0.06	0.77	0.83	(0.11)	(1.60)	(1.71)	21.53	3.89	1,337,605	0.42	0.42	0.26	20
Class C
Six months ended 06/30/26	11.92	(0.07)	1.36	1.29	—	—	—	13.21	10.82	36,019	1.17 (e)	1.17 (e)	(1.17)(e)	3
Year ended 12/31/25	13.94	0.07	2.68	2.75	(0.25)	(4.52)	(4.77)	11.92	20.19	38,651	1.17	1.17	0.43	64
Year ended 12/31/24	14.98	0.02	(0.51)	(0.49)	(0.03)	(0.52)	(0.55)	13.94	(3.27)	47,509	1.20	1.20	0.10	8
Year ended 12/31/23	13.13	0.01	1.90	1.91	(0.06)	—	(0.06)	14.98	14.57	70,156	1.17	1.17	0.09	7
Year ended 12/31/22	20.49	(0.08)	(5.21)	(5.29)	(0.06)	(2.01)	(2.07)	13.13	(25.88)	82,628	1.19	1.19	(0.49)	15
Year ended 12/31/21	21.46	(0.11)	0.74	0.63	—	(1.60)	(1.60)	20.49	3.11	164,886	1.17	1.17	(0.49)	20
Class R
Six months ended 06/30/26	12.79	(0.05)	1.47	1.42	—	—	—	14.21	11.10	104,078	0.67 (e)	0.67 (e)	(0.67)(e)	3
Year ended 12/31/25	14.58	0.15	2.83	2.98	(0.25)	(4.52)	(4.77)	12.79	20.90	112,069	0.67	0.67	0.93	64
Year ended 12/31/24	15.69	0.10	(0.54)	(0.44)	(0.15)	(0.52)	(0.67)	14.58	(2.83)	103,960	0.70	0.70	0.60	8
Year ended 12/31/23	13.68	0.09	1.98	2.07	(0.06)	—	(0.06)	15.69	15.15	126,234	0.67	0.67	0.59	7
Year ended 12/31/22	21.13	0.00	(5.38)	(5.38)	(0.06)	(2.01)	(2.07)	13.68	(25.52)	123,943	0.69	0.69	0.01	15
Year ended 12/31/21	22.02	0.00	0.76	0.76	(0.05)	(1.60)	(1.65)	21.13	3.62	179,362	0.67	0.67	0.01	20
Class Y
Six months ended 06/30/26	13.64	(0.01)	1.57	1.56	—	—	—	15.20	11.44	354,394	0.17 (e)	0.17 (e)	(0.17)(e)	3
Year ended 12/31/25	15.22	0.24	2.95	3.19	(0.25)	(4.52)	(4.77)	13.64	21.37	374,982	0.17	0.17	1.43	64
Year ended 12/31/24	16.43	0.18	(0.56)	(0.38)	(0.31)	(0.52)	(0.83)	15.22	(2.35)	513,958	0.20	0.20	1.10	8
Year ended 12/31/23	14.25	0.17	2.07	2.24	(0.06)	—	(0.06)	16.43	15.74	795,604	0.17	0.17	1.09	7
Year ended 12/31/22	21.83	0.09	(5.57)	(5.48)	(0.09)	(2.01)	(2.10)	14.25	(25.15)	871,554	0.19	0.19	0.51	15
Year ended 12/31/21	22.71	0.12	0.78	0.90	(0.18)	(1.60)	(1.78)	21.83	4.17	1,823,128	0.17	0.17	0.51	20
Class R5
Six months ended 06/30/26	13.40	(0.00)	1.54	1.54	—	—	—	14.94	11.49	7	0.05 (e)	0.05 (e)	(0.05)(e)	3
Year ended 12/31/25	15.03	0.24	2.90	3.14	(0.25)	(4.52)	(4.77)	13.40	21.27	7	0.13	0.13	1.47	64
Year ended 12/31/24	16.25	0.19	(0.56)	(0.37)	(0.33)	(0.52)	(0.85)	15.03	(2.31)	31	0.13	0.13	1.17	8
Year ended 12/31/23	14.08	0.17	2.06	2.23	(0.06)	—	(0.06)	16.25	15.86	32	0.12	0.12	1.14	7
Year ended 12/31/22	21.61	0.10	(5.51)	(5.41)	(0.11)	(2.01)	(2.12)	14.08	(25.09)	28	0.10	0.10	0.60	15
Year ended 12/31/21	22.50	0.15	0.78	0.93	(0.22)	(1.60)	(1.82)	21.61	4.32	73	0.07	0.07	0.61	20
Class R6
Six months ended 06/30/26	13.76	(0.00)	1.58	1.58	—	—	—	15.34	11.48	156,876	0.05 (e)	0.05 (e)	(0.05)(e)	3
Year ended 12/31/25	15.30	0.26	2.97	3.23	(0.25)	(4.52)	(4.77)	13.76	21.54	152,723	0.06	0.06	1.54	64
Year ended 12/31/24	16.54	0.21	(0.57)	(0.36)	(0.36)	(0.52)	(0.88)	15.30	(2.21)	196,705	0.06	0.06	1.24	8
Year ended 12/31/23	14.33	0.19	2.08	2.27	(0.06)	—	(0.06)	16.54	15.86	284,047	0.05	0.05	1.21	7
Year ended 12/31/22	21.94	0.11	(5.58)	(5.47)	(0.13)	(2.01)	(2.14)	14.33	(25.02)	428,285	0.04	0.04	0.66	15
Year ended 12/31/21	22.82	0.16	0.78	0.94	(0.22)	(1.60)	(1.82)	21.94	4.31	812,719	0.03	0.03	0.65	20

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds were 0.87%, 0.87%, 0.87%, 0.87%, 0.83% and 0.82% for the six months ended June 30, 2026 and the years ended
December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco International Diversified Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco International Diversified Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund is a "fund of funds", in that it invests in other mutual funds ("underlying funds") advised by Invesco Advisers, Inc. (the "Adviser" or "Invesco"). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
7
Invesco International Diversified Fund

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Other Risks - Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or
8
Invesco International Diversified Fund

social instability, changes in economic or taxation policies or other adverse political or economic developments (in which an underlying Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent an underlying Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact an underlying Fund’s returns, unless an underlying Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which an underlying Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent an underlying Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
An underlying Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2026, IDI advised the Fund that IDI retained $32,627 in front-end sales commissions from the sale of Class A shares and $3 and $353 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
9
Invesco International Diversified Fund

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2026, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$383,695	$28,304,809	$28,688,504
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $47,455,276 and $192,074,347, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$290,799,816
Aggregate unrealized (depreciation) of investments	—
Net unrealized appreciation of investments	$290,799,816
Cost of investments for tax purposes is $1,120,721,973.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,875,027	$26,227,861	2,594,986	$42,163,325
Class C	276,285	3,449,819	288,306	4,357,968
Class R	574,773	7,736,573	923,450	14,563,836
Class Y	1,493,495	21,461,362	3,421,316	54,692,171
Class R6	1,079,099	15,520,701	2,020,882	33,244,438
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Invesco International Diversified Fund

	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	-	$-	13,868,037	$181,809,944
Class C	-	-	951,607	11,181,379
Class R	-	-	2,406,578	30,322,886
Class Y	-	-	6,005,434	80,773,090
Class R6	-	-	2,775,530	37,636,183
Automatic conversion of Class C shares to Class A shares:
Class A	428,049	6,015,202	650,884	10,479,130
Class C	(478,737)	(6,015,202)	(704,723)	(10,479,130)
Reacquired:
Class A	(5,262,014)	(73,816,999)	(9,516,187)	(153,995,061)
Class C	(313,748)	(3,941,245)	(701,519)	(10,444,324)
Class R	(2,013,425)	(27,841,747)	(1,693,494)	(26,643,770)
Class Y	(5,657,413)	(81,481,017)	(15,718,707)	(253,508,404)
Class R5	-	-	(1,574)	(27,250)
Class R6	(1,948,700)	(28,096,950)	(6,556,039)	(108,502,702)
Net increase (decrease) in share activity	(9,947,309)	$(140,781,642)	1,014,767	$(62,376,291)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco International Diversified Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco International Diversified Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex USA® Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund is a fund of funds that invests primarily in certain underlying affiliated funds and discussed how
12
Invesco International Diversified Fund

the performance of the underlying funds contributed to or detracted from the Fund’s performance.  The Board considered that stock selection in and an underweight exposure to certain regions and sectors and an overweight exposure to certain factors (each of the foregoing achieved by the Fund’s exposure to underlying funds) detracted from Fund performance. The Board also noted that the Fund recently underwent an investment process change which involved changes to the underlying funds in which the Fund may invest.   The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities.  The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees.  Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that there were only three funds (including the Fund) in the expense group, therefore, Broadridge did not provide quintile rankings.  The independent Trustees reviewed and considered information provided by management regarding the Fund’s limited peer group.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.  The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D.
Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds.  The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds.  The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
13
Invesco International Diversified Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
14
Invesco International Diversified Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-IDIV-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco Main Street Mid Cap Fund®
Nasdaq:
A: OPMSX ■ C: OPMCX ■ R: OPMNX ■ Y: OPMYX ■ R5: MSMJX ■ R6: OPMIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Approval of Investment Advisory and Sub-Advisory Contracts
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.09%
Aerospace & Defense–5.40%
ATI, Inc.(b)	207,622	$40,922,296
Curtiss-Wright Corp.	55,690	42,199,654
Howmet Aerospace, Inc.	82,639	22,218,322
Rocket Lab Corp.(b)	116,092	11,800,752
StandardAero, Inc.(b)(c)	804,450	24,061,099
		141,202,123
Agricultural & Farm Machinery–1.03%
AGCO Corp.	225,564	27,000,011
Apparel Retail–0.92%
Ross Stores, Inc.	112,349	23,913,485
Application Software–2.65%
Datadog, Inc., Class A(b)	153,703	40,018,113
Manhattan Associates, Inc.(b)	104,898	14,607,046
Samsara, Inc., Class A(b)(c)	447,511	14,512,782
		69,137,941
Automotive Parts & Equipment–0.61%
Visteon Corp.	160,314	15,904,752
Automotive Retail–0.97%
AutoNation, Inc.(b)	136,122	25,290,106
Biotechnology–2.81%
Argenx SE, ADR (Netherlands)(b)	26,184	24,292,730
BridgeBio Pharma, Inc.(b)(c)	254,022	18,919,559
Ionis Pharmaceuticals, Inc.(b)(c)	213,725	16,946,255
Praxis Precision Medicines, Inc.(b)(c)	39,718	13,297,189
		73,455,733
Building Products–1.91%
A.O. Smith Corp.(c)	335,824	21,062,881
Johnson Controls International PLC	198,179	28,955,934
		50,018,815
Cargo Ground Transportation–0.77%
J.B. Hunt Transport Services, Inc.	69,842	20,214,370
Communications Equipment–1.85%
Lumentum Holdings, Inc.(b)	35,841	30,753,729
Motorola Solutions, Inc.	42,194	17,522,746
		48,276,475
Construction Machinery & Heavy Transportation Equipment– 1.17%
Allison Transmission Holdings, Inc.	270,152	30,456,937
Construction Materials–1.08%
Vulcan Materials Co.	95,522	28,179,945
Consumer Staples Merchandise Retail–0.93%
BJ’s Wholesale Club Holdings, Inc.(b)	277,369	24,192,124
Data Center REITs–1.30%
Digital Realty Trust, Inc.	188,788	33,902,549
Shares		Value
Diversified Banks–1.23%
Fifth Third Bancorp	567,925	$32,013,932
Diversified Financial Services–0.95%
Equitable Holdings, Inc.	566,714	24,867,410
Electric Utilities–1.53%
PPL Corp.	1,097,826	39,905,975
Electrical Components & Equipment–3.86%
Hubbell, Inc.	70,601	36,938,443
Rockwell Automation, Inc.	89,482	44,300,749
Vertiv Holdings Co., Class A	58,594	19,618,443
		100,857,635
Electronic Components–1.22%
Coherent Corp.(b)	81,134	32,004,929
Electronic Equipment & Instruments–1.64%
Keysight Technologies, Inc.(b)	122,255	42,797,808
Electronic Manufacturing Services–0.99%
Flex Ltd.(b)	159,844	25,905,917
Environmental & Facilities Services–1.13%
Casella Waste Systems, Inc., Class A(b)(c)	304,767	29,553,256
Fertilizers & Agricultural Chemicals–1.41%
Corteva, Inc.	434,724	36,816,776
Financial Exchanges & Data–1.76%
Cboe Global Markets, Inc.	115,314	27,983,248
Intercontinental Exchange, Inc.	145,295	17,887,268
		45,870,516
Health Care Distributors–1.32%
Cardinal Health, Inc.	145,363	34,532,434
Health Care Facilities–1.56%
Encompass Health Corp.	195,157	19,726,470
Tenet Healthcare Corp.(b)	112,229	20,995,801
		40,722,271
Health Care REITs–1.32%
American Healthcare REIT, Inc.(c)	661,924	34,519,337
Health Care Services–2.19%
BrightSpring Health Services, Inc.(b)	264,420	18,440,651
Guardant Health, Inc.(b)	258,922	38,846,068
		57,286,719
Homebuilding–2.16%
D.R. Horton, Inc.	218,149	35,532,109
TopBuild Corp.(b)	58,836	20,859,127
		56,391,236
Hotels, Resorts & Cruise Lines–3.13%
Hyatt Hotels Corp., Class A(c)	161,151	31,237,510
Royal Caribbean Cruises Ltd.(c)	159,570	50,668,262
		81,905,772
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Main Street Mid Cap Fund®

Shares		Value
Human Resource & Employment Services–0.81%
Korn Ferry	319,522	$21,273,775
Independent Power Producers & Energy Traders–1.17%
Vistra Corp.	192,679	30,564,670
Industrial Machinery & Supplies & Components–3.56%
ITT, Inc.	139,842	27,655,154
Lincoln Electric Holdings, Inc.	123,197	32,710,036
Xylem, Inc.	275,159	32,526,545
		92,891,735
Industrial REITs–1.20%
First Industrial Realty Trust, Inc.	510,774	31,315,554
Insurance Brokers–1.10%
Arthur J. Gallagher & Co.	125,004	28,697,168
Interactive Home Entertainment–1.83%
Roblox Corp., Class A(b)	398,730	21,682,937
Take-Two Interactive Software, Inc.(b)	104,448	26,109,911
		47,792,848
Interactive Media & Services–0.52%
Snap, Inc., Class A(b)	3,066,824	13,616,699
Internet Services & Infrastructure–2.14%
Cloudflare, Inc., Class A(b)	114,161	28,001,410
MongoDB, Inc.(b)	83,294	27,978,455
		55,979,865
Investment Banking & Brokerage–2.61%
Evercore, Inc., Class A	74,515	25,442,402
Raymond James Financial, Inc.	280,982	42,717,693
		68,160,095
Life Sciences Tools & Services–1.62%
Repligen Corp.(b)(c)	144,774	19,752,964
Waters Corp.(b)	60,019	22,509,526
		42,262,490
Metal, Glass & Plastic Containers–0.58%
Silgan Holdings, Inc.(c)	328,152	15,222,971
Multi-Utilities–2.62%
Ameren Corp.	347,194	39,246,810
CMS Energy Corp.	383,157	29,311,510
		68,558,320
Oil & Gas Equipment & Services–0.88%
SLB Ltd.	492,078	22,876,706
Oil & Gas Exploration & Production–2.30%
Devon Energy Corp.	599,528	24,772,497
Permian Resources Corp.	1,923,501	35,411,653
		60,184,150
Oil & Gas Refining & Marketing–0.55%
Valero Energy Corp.	55,653	14,494,267
Oil & Gas Storage & Transportation–2.85%
Cheniere Energy, Inc.	151,569	36,226,507
Williams Cos., Inc. (The)	514,207	38,226,148
		74,452,655
Shares		Value
Other Specialized REITs–0.84%
Lamar Advertising Co., Class A(c)	140,733	$21,951,533
Other Specialty Retail–0.59%
Tractor Supply Co.	483,592	15,286,343
Packaged Foods & Meats–1.01%
Hershey Co. (The)	150,883	26,472,422
Pharmaceuticals–0.65%
Axsome Therapeutics, Inc.(b)	68,938	16,873,954
Property & Casualty Insurance–1.30%
Hartford Insurance Group, Inc. (The)	256,659	34,012,451
Regional Banks–4.02%
Citizens Financial Group, Inc.	438,465	30,723,242
M&T Bank Corp.	144,366	34,360,552
Wintrust Financial Corp.	249,412	40,085,497
		105,169,291
Reinsurance–0.95%
Reinsurance Group of America, Inc.	116,969	24,873,458
Restaurants–2.33%
Darden Restaurants, Inc.	91,503	18,850,533
Yum! Brands, Inc.	262,689	41,993,464
		60,843,997
Retail REITs–1.15%
Brixmor Property Group, Inc.	956,326	30,152,959
Semiconductor Materials & Equipment–0.82%
MKS, Inc.	48,388	21,522,982
Semiconductors–4.21%
Cerebras Systems, Inc., Class A(b)(c)	74,626	16,492,346
Credo Technology Group Holding Ltd.(b)	138,886	37,770,048
Microchip Technology, Inc.	287,149	26,187,989
Monolithic Power Systems, Inc.	21,417	29,606,004
		110,056,387
Single-Family Residential REITs–1.27%
American Homes 4 Rent, Class A	989,056	33,153,157
Specialty Chemicals–2.06%
DuPont de Nemours, Inc.	125,459	17,017,259
International Flavors & Fragrances, Inc.	465,342	36,864,393
		53,881,652
Trading Companies & Distributors–0.75%
Sunbelt Rentals Holdings, Inc.	260,411	19,481,347
Total Common Stocks & Other Equity Interests (Cost $1,821,079,799)		2,589,173,190
Money Market Funds–0.80%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	7,325,878	7,325,878
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	13,605,201	13,605,201
Total Money Market Funds (Cost $20,931,079)		20,931,079
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $1,842,010,878)		2,610,104,269
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Main Street Mid Cap Fund®

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.03%
Invesco Private Government Fund, 3.62%(d)(e)(f)	48,200,816	$48,200,816
Invesco Private Prime Fund, 3.77%(d)(e)(f)	135,511,413	135,524,965
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $183,727,297)		183,725,781
TOTAL INVESTMENTS IN SECURITIES–106.92% (Cost $2,025,738,175)		2,793,830,050
OTHER ASSETS LESS LIABILITIES—(6.92)%		(180,836,736)
NET ASSETS–100.00%		$2,612,993,314
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,324,575	$94,377,616	$(91,376,313)	$-	$-	$7,325,878	$85,633
Invesco Treasury Portfolio, Institutional Class	8,031,354	175,272,715	(169,698,868)	-	-	13,605,201	157,911
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,079,688	302,086,667	(279,965,539)	-	-	48,200,816	625,176*
Invesco Private Prime Fund	67,760,513	659,866,173	(592,081,366)	(1,516)	(18,839)	135,524,965	1,713,064*
Total	$106,196,130	$1,231,603,171	$(1,133,122,086)	$(1,516)	$(18,839)	$204,656,860	$2,581,784

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Main Street Mid Cap Fund®

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,821,079,799)*	$2,589,173,190
Investments in affiliated money market funds, at value (Cost $204,658,376)	204,656,860
Cash	5,360,515
Receivable for:
Fund shares sold	363,497
Dividends	2,103,149
Investment for trustee deferred compensation and retirement plans	688,789
Other assets	104,334
Total assets	2,802,450,334
Liabilities:
Payable for:
Investments purchased	360,515
Fund shares reacquired	3,383,948
Collateral upon return of securities loaned	183,727,297
Accrued fees to affiliates	1,166,987
Accrued trustees’ and officers’ fees and benefits	527
Accrued other operating expenses	116,057
Trustee deferred compensation and retirement plans	701,689
Total liabilities	189,457,020
Net assets applicable to shares outstanding	$2,612,993,314
Net assets consist of:
Shares of beneficial interest	$1,615,539,024
Distributable earnings	997,454,290
$2,612,993,314
Net Assets:
Class A	$1,916,721,370
Class C	$51,940,481
Class R	$155,388,439
Class Y	$359,343,702
Class R5	$14,729,033
Class R6	$114,870,289
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	59,712,375
Class C	2,563,056
Class R	5,440,928
Class Y	9,644,336
Class R5	452,172
Class R6	3,080,070
Class A:
Net asset value per share	$32.10
Maximum offering price per share (Net asset value of $32.10 ÷ 94.50%)	$33.97
Class C:
Net asset value and offering price per share	$20.27
Class R:
Net asset value and offering price per share	$28.56
Class Y:
Net asset value and offering price per share	$37.26
Class R5:
Net asset value and offering price per share	$32.57
Class R6:
Net asset value and offering price per share	$37.29

*	At June 30, 2026, securities with an aggregate value of $181,286,510 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Main Street Mid Cap Fund®

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $(23,228))	$15,647,815
Dividends from affiliated money market funds (includes net securities lending income of $133,685)	377,229
Total investment income	16,025,044
Expenses:
Advisory fees	7,695,653
Administrative services fees	177,277
Custodian fees	6,336
Distribution fees:
Class A	2,233,705
Class C	258,652
Class R	368,917
Transfer agent fees — A, C, R and Y	1,744,778
Transfer agent fees — R5	7,084
Transfer agent fees — R6	16,147
Trustees’ and officers’ fees and benefits	20,084
Registration and filing fees	60,375
Reports to shareholders	81,383
Professional services fees	26,243
Other	19,725
Total expenses	12,716,359
Less: Fees waived and/or expenses reimbursed	(7,993)
Net expenses	12,708,366
Net investment income	3,316,678
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	158,976,991
Affiliated investment securities	(18,839)
Foreign currencies	(32,371)
Forward foreign currency contracts	10,744
158,936,525
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	117,646,746
Affiliated investment securities	(1,516)
Foreign currencies	(975)
117,644,255
Net realized and unrealized gain	276,580,780
Net increase in net assets resulting from operations	$279,897,458
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Main Street Mid Cap Fund®

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$3,316,678	$8,087,428
Net realized gain	158,936,525	218,468,584
Change in net unrealized appreciation (depreciation)	117,644,255	(15,061,742)
Net increase in net assets resulting from operations	279,897,458	211,494,270
Distributions to shareholders from distributable earnings:
Class A	—	(151,688,369)
Class C	—	(6,522,803)
Class R	—	(13,269,970)
Class Y	—	(25,550,463)
Class R5	—	(1,287,901)
Class R6	—	(7,966,818)
Total distributions from distributable earnings	—	(206,286,324)
Share transactions–net:
Class A	(109,285,658)	(56,672,315)
Class C	(6,679,884)	(5,143,854)
Class R	(7,735,812)	(2,173,830)
Class Y	(20,114,229)	1,155,868
Class R5	(1,931,543)	(456,156)
Class R6	(3,385,874)	5,555,625
Net increase (decrease) in net assets resulting from share transactions	(149,133,000)	(57,734,662)
Net increase (decrease) in net assets	130,764,458	(52,526,716)
Net assets:
Beginning of period	2,482,228,856	2,534,755,572
End of period	$2,612,993,314	$2,482,228,856
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Main Street Mid Cap Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/26	$28.74	$0.04	$3.32	$3.36	$—	$—	$—	$32.10	11.69%(d)	$1,916,721	1.04%(d)(e)	1.04%(d)(e)	0.25%(d)(e)	29%
Year ended 12/31/25	28.77	0.09	2.47	2.56	(0.06)	(2.53)	(2.59)	28.74	8.92 (d)	1,820,979	1.04 (d)	1.04 (d)	0.31 (d)	44
Year ended 12/31/24	26.72	0.05	4.62	4.67	(0.08)	(2.54)	(2.62)	28.77	17.07 (d)	1,874,012	1.05 (d)	1.06 (d)	0.19 (d)	40
Year ended 12/31/23	23.34	0.05	3.33	3.38	—	—	—	26.72	14.48 (d)	1,790,676	1.06 (d)	1.06 (d)	0.21 (d)	34
Year ended 12/31/22	28.30	0.09	(4.16)	(4.07)	(0.03)	(0.86)	(0.89)	23.34	(14.35)(d)	1,723,024	1.06 (d)	1.06 (d)	0.35 (d)	54
Year ended 12/31/21	27.52	(0.04)	6.20	6.16	(0.07)	(5.31)	(5.38)	28.30	23.02	2,217,085	1.06	1.06	(0.13)	65
Class C
Six months ended 06/30/26	18.21	(0.05)	2.11	2.06	—	—	—	20.27	11.31	51,940	1.80 (e)	1.80 (e)	(0.51)(e)	29
Year ended 12/31/25	19.20	(0.09)	1.63	1.54	—	(2.53)	(2.53)	18.21	8.06	53,092	1.80	1.80	(0.45)	44
Year ended 12/31/24	18.62	(0.11)	3.23	3.12	—	(2.54)	(2.54)	19.20	16.21	60,528	1.81	1.82	(0.57)	40
Year ended 12/31/23	16.39	(0.09)	2.32	2.23	—	—	—	18.62	13.61	62,801	1.82	1.82	(0.55)	34
Year ended 12/31/22	20.29	(0.07)	(2.97)	(3.04)	—	(0.86)	(0.86)	16.39	(14.95)	67,259	1.82	1.82	(0.41)	54
Year ended 12/31/21	21.11	(0.21)	4.70	4.49	—	(5.31)	(5.31)	20.29	22.08	97,388	1.81	1.81	(0.88)	65
Class R
Six months ended 06/30/26	25.60	(0.00)	2.96	2.96	—	—	—	28.56	11.56	155,388	1.30 (e)	1.30 (e)	(0.01)(e)	29
Year ended 12/31/25	25.90	0.01	2.22	2.23	—	(2.53)	(2.53)	25.60	8.64	146,724	1.30	1.30	0.05	44
Year ended 12/31/24	24.28	(0.02)	4.19	4.17	(0.01)	(2.54)	(2.55)	25.90	16.74	149,900	1.31	1.32	(0.07)	40
Year ended 12/31/23	21.27	(0.01)	3.02	3.01	—	—	—	24.28	14.15	142,753	1.32	1.32	(0.05)	34
Year ended 12/31/22	25.90	0.02	(3.79)	(3.77)	—	(0.86)	(0.86)	21.27	(14.53)	140,983	1.32	1.32	0.09	54
Year ended 12/31/21	25.58	(0.11)	5.75	5.64	(0.01)	(5.31)	(5.32)	25.90	22.73	184,312	1.31	1.31	(0.38)	65
Class Y
Six months ended 06/30/26	33.32	0.08	3.86	3.94	—	—	—	37.26	11.82	359,344	0.80 (e)	0.80 (e)	0.49 (e)	29
Year ended 12/31/25	32.96	0.19	2.83	3.02	(0.13)	(2.53)	(2.66)	33.32	9.20	340,469	0.80	0.80	0.55	44
Year ended 12/31/24	30.29	0.14	5.22	5.36	(0.15)	(2.54)	(2.69)	32.96	17.32	335,492	0.81	0.82	0.43	40
Year ended 12/31/23	26.40	0.13	3.76	3.89	—	—	—	30.29	14.74	326,888	0.82	0.82	0.45	34
Year ended 12/31/22	31.87	0.17	(4.67)	(4.50)	(0.11)	(0.86)	(0.97)	26.40	(14.10)	310,823	0.82	0.82	0.59	54
Year ended 12/31/21	30.40	0.04	6.87	6.91	(0.13)	(5.31)	(5.44)	31.87	23.31	436,518	0.81	0.81	0.12	65
Class R5
Six months ended 06/30/26	29.12	0.08	3.37	3.45	—	—	—	32.57	11.85	14,729	0.75 (e)	0.75 (e)	0.54 (e)	29
Year ended 12/31/25	29.12	0.18	2.50	2.68	(0.15)	(2.53)	(2.68)	29.12	9.23	15,024	0.75	0.75	0.60	44
Year ended 12/31/24	27.02	0.14	4.66	4.80	(0.16)	(2.54)	(2.70)	29.12	17.37	15,537	0.76	0.76	0.48	40
Year ended 12/31/23	23.53	0.13	3.37	3.50	(0.01)	—	(0.01)	27.02	14.86	14,377	0.76	0.76	0.51	34
Year ended 12/31/22	28.54	0.17	(4.19)	(4.02)	(0.13)	(0.86)	(0.99)	23.53	(14.06)	13,795	0.75	0.75	0.66	54
Year ended 12/31/21	27.70	0.06	6.25	6.31	(0.16)	(5.31)	(5.47)	28.54	23.41	17,284	0.74	0.74	0.19	65
Class R6
Six months ended 06/30/26	33.33	0.10	3.86	3.96	—	—	—	37.29	11.88	114,870	0.68 (e)	0.68 (e)	0.61 (e)	29
Year ended 12/31/25	32.97	0.23	2.83	3.06	(0.17)	(2.53)	(2.70)	33.33	9.32	105,941	0.68	0.68	0.67	44
Year ended 12/31/24	30.29	0.18	5.22	5.40	(0.18)	(2.54)	(2.72)	32.97	17.48	99,287	0.69	0.69	0.55	40
Year ended 12/31/23	26.38	0.16	3.77	3.93	(0.02)	—	(0.02)	30.29	14.92	87,300	0.69	0.69	0.58	34
Year ended 12/31/22	31.86	0.21	(4.68)	(4.47)	(0.15)	(0.86)	(1.01)	26.38	(14.00)	80,394	0.68	0.68	0.73	54
Year ended 12/31/21	30.38	0.09	6.87	6.96	(0.17)	(5.31)	(5.48)	31.86	23.50	93,221	0.67	0.68	0.26	65

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $96,615,194 in connection with the acquisition of Invesco Endeavor Fund into the Fund.

(d)
The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Main Street Mid Cap Fund®

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Main Street Mid Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
9
Invesco Main Street Mid Cap Fund®

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment
10
Invesco Main Street Mid Cap Fund®

of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $8,122 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.735%
Next $200 million	0.730%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.62%.
11
Invesco Main Street Mid Cap Fund®

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $7,993.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2026, IDI advised the Fund that IDI retained $50,398 in front-end sales commissions from the sale of Class A shares and $3,974 and $229 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2026, the Fund incurred $102,454 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,589,173,190	$—	$—	$2,589,173,190
Money Market Funds	20,931,079	183,725,781	—	204,656,860
Total Investments	$2,610,104,269	$183,725,781	$—	$2,793,830,050
12
Invesco Main Street Mid Cap Fund®

NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$10,744
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$17,544,903

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $729,326,477 and $881,612,642, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$808,041,659
Aggregate unrealized (depreciation) of investments	(40,073,207)
Net unrealized appreciation of investments	$767,968,452
Cost of investments for tax purposes is $2,025,861,598.
13
Invesco Main Street Mid Cap Fund®

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,209,044	$36,102,934	2,516,051	$73,788,361
Class C	143,564	2,691,985	342,584	6,677,857
Class R	297,702	7,907,989	633,404	16,697,482
Class Y	570,182	19,647,883	1,330,142	45,039,191
Class R5	28,559	856,329	90,329	2,704,268
Class R6	265,580	9,237,087	715,753	24,235,914
Issued as reinvestment of dividends:
Class A	-	-	5,002,984	143,435,546
Class C	-	-	355,418	6,457,934
Class R	-	-	518,792	13,249,943
Class Y	-	-	659,286	21,908,056
Class R5	-	-	44,308	1,287,155
Class R6	-	-	230,991	7,678,154
Automatic conversion of Class C shares to Class A shares:
Class A	108,031	3,253,763	246,995	7,230,085
Class C	(170,823)	(3,253,763)	(372,194)	(7,230,085)
Reacquired:
Class A	(4,966,603)	(148,642,355)	(9,543,008)	(281,126,307)
Class C	(324,887)	(6,118,106)	(563,698)	(11,049,560)
Class R	(587,509)	(15,643,801)	(1,208,305)	(32,121,255)
Class Y	(1,144,269)	(39,762,112)	(1,948,467)	(65,791,379)
Class R5	(92,274)	(2,787,872)	(152,303)	(4,447,579)
Class R6	(363,940)	(12,622,961)	(779,479)	(26,358,443)
Net increase (decrease) in share activity	(5,027,643)	$(149,133,000)	(1,880,417)	$(57,734,662)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Main Street Mid Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Main Street Mid Cap Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Index (Index). The Board noted that performance of Class A shares of the Fund was in the third  quintile of its performance universe for the one year period and the second quintile for the three and five year periods(the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board
15
Invesco Main Street Mid Cap Fund®

recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
16
Invesco Main Street Mid Cap Fund®

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
17
Invesco Main Street Mid Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18
Invesco Main Street Mid Cap Fund®

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-MSM-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco Main Street Small Cap Fund®
Nasdaq:
A: OSCAX ■ C: OSCCX ■ R: OSCNX ■ Y: OSCYX ■ R5: MNSQX ■ R6: OSSIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Approval of Investment Advisory and Sub-Advisory Contracts
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.90%
Aerospace & Defense–2.37%
AAR Corp.(b)	338,947	$48,445,695
Loar Holdings, Inc.(b)(c)	181,962	14,667,957
		63,113,652
Agricultural & Farm Machinery–0.83%
AGCO Corp.	185,029	22,147,971
Apparel, Accessories & Luxury Goods–1.21%
Kontoor Brands, Inc.	387,111	32,261,831
Application Software–2.97%
Elastic N.V.(b)	219,514	12,516,688
Manhattan Associates, Inc.(b)(c)	146,410	20,387,593
Procore Technologies, Inc.(b)(c)	332,570	13,508,993
ServiceTitan, Inc.(b)(c)	262,206	18,540,586
Unity Software, Inc.(b)(c)	489,796	13,998,370
		78,952,230
Asset Management & Custody Banks–0.68%
Federated Hermes, Inc., Class B(c)	325,970	18,000,063
Automotive Parts & Equipment–2.60%
Dorman Products, Inc.(b)(c)	253,636	34,608,632
Visteon Corp.(c)	348,544	34,579,050
		69,187,682
Automotive Retail–1.67%
AutoNation, Inc.(b)(c)	238,485	44,308,128
Biotechnology–4.10%
Arrowhead Pharmaceuticals, Inc.(b)	189,798	15,470,435
Mineralys Therapeutics, Inc.(b)(c)	396,869	10,707,526
Mirum Pharmaceuticals, Inc.(b)(c)	199,819	23,392,810
Praxis Precision Medicines, Inc.(b)	61,571	20,613,355
Twist Bioscience Corp.(b)(c)	293,669	30,212,667
uniQure N.V. (Netherlands)(b)	187,691	8,645,047
		109,041,840
Building Products–2.55%
Hayward Holdings, Inc.(b)(c)	1,334,982	23,108,539
Zurn Elkay Water Solutions Corp.(c)	884,534	44,695,503
		67,804,042
Cargo Ground Transportation–0.58%
ArcBest Corp.	108,372	15,555,717
Commercial & Residential Mortgage Finance–1.30%
PennyMac Financial Services, Inc.	395,649	34,461,028
Construction & Engineering–1.17%
Argan, Inc.(c)	10,931	8,728,950
Fluor Corp.(b)	426,995	22,370,268
		31,099,218
Construction Machinery & Heavy Transportation Equipment– 3.58%
Allison Transmission Holdings, Inc.	120,810	13,620,119
Atmus Filtration Technologies, Inc.	640,895	32,679,236
Shares		Value
Construction Machinery & Heavy Transportation Equipment– (continued)
Federal Signal Corp.(c)	226,487	$29,101,315
Terex Corp.	276,093	19,986,372
		95,387,042
Construction Materials–0.83%
Eagle Materials, Inc.(c)	98,516	22,166,100
Distributors–0.80%
Pool Corp.(c)	99,673	21,419,728
Diversified Banks–0.74%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	332,308	19,772,326
Diversified REITs–1.51%
Essential Properties Realty Trust, Inc.	1,345,455	40,161,832
Education Services–0.81%
Stride, Inc.(b)(c)	249,347	21,503,685
Electric Utilities–1.79%
IDACORP, Inc.	115,973	17,546,715
Portland General Electric Co.(c)	579,540	30,037,558
		47,584,273
Electrical Components & Equipment–0.77%
EnerSys	87,235	20,397,288
Electronic Components–1.35%
Belden, Inc.(c)	299,357	35,895,898
Electronic Equipment & Instruments–2.40%
Itron, Inc.(b)(c)	297,918	25,778,845
Ralliant Corp.	516,059	37,997,424
		63,776,269
Electronic Manufacturing Services–0.72%
Sanmina Corp.(b)	75,948	19,220,920
Environmental & Facilities Services–1.44%
Casella Waste Systems, Inc., Class A(b)(c)	394,615	38,265,817
Financial Exchanges & Data–0.77%
Miami International Holdings, Inc.(b)(c)	549,458	20,417,859
Food Distributors–0.89%
Chefs’ Warehouse, Inc. (The)(b)(c)	246,222	23,661,934
Footwear–0.69%
Steven Madden Ltd.(c)	435,496	18,334,382
Gas Utilities–0.82%
Chesapeake Utilities Corp.	178,811	21,900,771
Health Care Facilities–0.60%
Acadia Healthcare Co., Inc.(b)(c)	544,072	16,066,446
Health Care Services–3.23%
Addus HomeCare Corp.(b)(c)	107,262	10,776,613
BrightSpring Health Services, Inc.(b)	593,835	41,414,053
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Main Street Small Cap Fund®

Shares		Value
Health Care Services–(continued)
Guardant Health, Inc.(b)	225,358	$33,810,461
		86,001,127
Homebuilding–2.29%
Champion Homes, Inc.(b)	346,418	30,526,354
KB Home(c)	484,592	30,330,613
		60,856,967
Hotels, Resorts & Cruise Lines–1.33%
Wyndham Hotels & Resorts, Inc.	419,855	35,355,990
Human Resource & Employment Services–1.28%
Korn Ferry	511,260	34,039,691
Industrial Machinery & Supplies & Components–4.61%
Enpro, Inc.	136,377	51,404,583
ESAB Corp.	327,960	32,346,695
Gates Industrial Corp. PLC(b)	1,394,793	39,012,360
		122,763,638
Industrial REITs–1.38%
Terreno Realty Corp.	565,466	36,625,233
Interactive Media & Services–0.81%
Snap, Inc., Class A(b)	4,876,522	21,651,758
Investment Banking & Brokerage–1.46%
BGC Group, Inc., Class A(c)	2,142,999	22,908,659
Piper Sandler Cos.	218,894	15,834,792
		38,743,451
Leisure Facilities–1.15%
Life Time Group Holdings, Inc.(b)(c)	747,147	30,513,483
Life Sciences Tools & Services–2.70%
Adaptive Biotechnologies Corp.(b)(c)	1,124,109	24,112,138
BioLife Solutions, Inc.(b)(c)	783,892	22,137,110
Repligen Corp.(b)(c)	187,953	25,644,307
		71,893,555
Managed Health Care–0.67%
Alignment Healthcare, Inc.(b)(c)	751,306	17,888,596
Metal, Glass & Plastic Containers–1.22%
Silgan Holdings, Inc.(c)	697,638	32,363,427
Oil & Gas Drilling–1.51%
Helmerich & Payne, Inc.(c)	1,229,682	40,259,789
Oil & Gas Equipment & Services–2.73%
Kodiak Gas Services, Inc.	656,977	49,358,682
Weatherford International PLC	284,667	23,200,360
		72,559,042
Oil & Gas Exploration & Production–1.00%
Northern Oil and Gas, Inc.	1,470,566	26,690,772
Other Specialized REITs–1.92%
Outfront Media, Inc.	1,559,206	51,079,589
Personal Care Products–0.68%
Interparfums, Inc.(c)	160,715	17,977,580
Pharmaceuticals–2.96%
Alumis, Inc.(b)(c)	417,469	11,747,578
Shares		Value
Pharmaceuticals–(continued)
Axsome Therapeutics, Inc.(b)	82,798	$20,266,466
Collegium Pharmaceutical, Inc.(b)(c)	419,581	15,188,832
Ligand Pharmaceuticals, Inc.(b)	57,967	18,322,789
Tarsus Pharmaceuticals, Inc.(b)	211,457	13,309,104
		78,834,769
Property & Casualty Insurance–2.07%
Definity Financial Corp. (Canada)	356,284	18,901,328
Skyward Specialty Insurance Group, Inc.(b)	621,925	36,289,324
		55,190,652
Real Estate Services–0.65%
Cushman & Wakefield Ltd.(b)(c)	1,286,225	17,222,553
Regional Banks–10.43%
Ameris Bancorp	386,353	34,872,222
Banc of California, Inc.	1,680,806	34,338,867
Cathay General Bancorp(c)	694,943	43,079,516
Columbia Banking System, Inc.	1,610,815	51,626,621
OceanFirst Financial Corp.	899,712	17,571,375
Texas Capital Bancshares, Inc.	136,197	14,063,702
United Community Banks, Inc.	704,343	24,715,396
Wintrust Financial Corp.	199,046	31,990,673
WSFS Financial Corp.	327,881	25,158,309
		277,416,681
Restaurants–1.22%
Cheesecake Factory, Inc. (The)(c)	407,134	32,383,438
Semiconductor Materials & Equipment–1.76%
Axcelis Technologies, Inc.(b)(c)	115,124	21,810,242
Ultra Clean Holdings, Inc.(b)	176,212	25,126,069
		46,936,311
Semiconductors–4.55%
Allegro MicroSystems, Inc.(b)	535,811	37,303,162
MaxLinear, Inc.(b)(c)	370,927	47,489,784
Silicon Laboratories, Inc.(b)	166,161	36,316,148
		121,109,094
Steel–1.25%
Commercial Metals Co.	529,826	33,246,581
Trading Companies & Distributors–0.50%
GATX Corp.(c)	74,808	13,255,229
Transaction & Payment Processing Services–1.00%
Marqeta, Inc., Class A(b)	3,740,875	15,187,952
Paymentus Holdings, Inc., Class A(b)(c)	476,705	11,517,193
		26,705,145
Total Common Stocks & Other Equity Interests (Cost $1,978,952,204)		2,631,430,113
Money Market Funds–4.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	36,595,912	36,595,912
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	70,042,523	$70,042,523
Total Money Market Funds (Cost $106,638,435)		106,638,435
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-102.91% (Cost $2,085,590,639)		2,738,068,548
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.59%
Invesco Private Government Fund, 3.62%(d)(e)(f)	98,730,334	98,730,334
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.77%(d)(e)(f)	262,811,099	$262,837,380
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $361,580,647)		361,567,714
TOTAL INVESTMENTS IN SECURITIES–116.50% (Cost $2,447,171,286)		3,099,636,262
OTHER ASSETS LESS LIABILITIES—(16.50)%		(439,019,461)
NET ASSETS–100.00%		$2,660,616,801
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,808,628	$200,435,619	$(172,648,335)	$-	$-	$36,595,912	$223,427
Invesco Treasury Portfolio, Institutional Class	18,437,566	372,237,579	(320,632,622)	-	-	70,042,523	448,888
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	49,826,686	424,099,248	(375,195,600)	-	-	98,730,334	1,300,311*
Invesco Private Prime Fund	129,538,157	888,966,707	(755,623,686)	(12,933)	(30,865)	262,837,380	3,497,433*
Total	$206,611,037	$1,885,739,153	$(1,624,100,243)	$(12,933)	$(30,865)	$468,206,149	$5,470,059

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Main Street Small Cap Fund®

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,978,952,204)*	$2,631,430,113
Investments in affiliated money market funds, at value (Cost $468,219,082)	468,206,149
Cash	3,936,322
Receivable for:
Investments sold	13,362,762
Fund shares sold	1,159,303
Dividends	2,294,395
Investment for trustee deferred compensation and retirement plans	182,197
Other assets	112,174
Total assets	3,120,683,415
Liabilities:
Payable for:
Investments purchased	94,526,282
Fund shares reacquired	3,111,311
Collateral upon return of securities loaned	361,580,647
Accrued fees to affiliates	559,391
Accrued other operating expenses	103,988
Trustee deferred compensation and retirement plans	184,995
Total liabilities	460,066,614
Net assets applicable to shares outstanding	$2,660,616,801
Net assets consist of:
Shares of beneficial interest	$1,674,789,712
Distributable earnings	985,827,089
$2,660,616,801
Net Assets:
Class A	$482,057,469
Class C	$28,302,700
Class R	$102,660,675
Class Y	$1,269,871,370
Class R5	$13,667,104
Class R6	$764,057,483
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	18,302,637
Class C	1,206,956
Class R	4,046,906
Class Y	47,346,950
Class R5	512,051
Class R6	28,333,617
Class A:
Net asset value per share	$26.34
Maximum offering price per share (Net asset value of $26.34 ÷ 94.50%)	$27.87
Class C:
Net asset value and offering price per share	$23.45
Class R:
Net asset value and offering price per share	$25.37
Class Y:
Net asset value and offering price per share	$26.82
Class R5:
Net asset value and offering price per share	$26.69
Class R6:
Net asset value and offering price per share	$26.97

*	At June 30, 2026, securities with an aggregate value of $359,034,411 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Main Street Small Cap Fund®

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $14,280)	$11,964,836
Dividends from affiliated money market funds (includes net securities lending income of $260,951)	933,266
Total investment income	12,898,102
Expenses:
Advisory fees	7,464,942
Administrative services fees	172,029
Custodian fees	6,193
Distribution fees:
Class A	542,173
Class C	132,498
Class R	231,143
Transfer agent fees — A, C, R and Y	1,351,267
Transfer agent fees — R5	6,141
Transfer agent fees — R6	113,689
Trustees’ and officers’ fees and benefits	19,206
Registration and filing fees	62,866
Reports to shareholders	82,390
Professional services fees	25,790
Other	14,501
Total expenses	10,224,828
Less: Fees waived and/or expenses reimbursed	(20,743)
Net expenses	10,204,085
Net investment income	2,694,017
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	313,666,028
Affiliated investment securities	(30,865)
Foreign currencies	283
313,635,446
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	117,899,281
Affiliated investment securities	(12,933)
Foreign currencies	333
117,886,681
Net realized and unrealized gain	431,522,127
Net increase in net assets resulting from operations	$434,216,144
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Main Street Small Cap Fund®

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$2,694,017	$10,825,413
Net realized gain	313,635,446	153,263,982
Change in net unrealized appreciation	117,886,681	22,971,664
Net increase in net assets resulting from operations	434,216,144	187,061,059
Distributions to shareholders from distributable earnings:
Class A	—	(31,776,599)
Class C	—	(2,212,789)
Class R	—	(6,658,376)
Class Y	—	(78,720,058)
Class R5	—	(889,238)
Class R6	—	(56,409,310)
Total distributions from distributable earnings	—	(176,666,370)
Share transactions–net:
Class A	(19,584,860)	12,572,106
Class C	(2,343,248)	(3,169,842)
Class R	(688,529)	7,769,546
Class Y	20,506,627	137,176,950
Class R5	(427,430)	(255,271)
Class R6	(111,878,966)	149,826,169
Net increase (decrease) in net assets resulting from share transactions	(114,416,406)	303,919,658
Net increase in net assets	319,799,738	314,314,347
Net assets:
Beginning of period	2,340,817,063	2,026,502,716
End of period	$2,660,616,801	$2,340,817,063
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Main Street Small Cap Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/26	$22.07	$0.00	$4.27	$4.27	$—	$—	$—	$—	$26.34	19.35%	$482,057	1.06%(d)	1.06%(d)	0.01%(d)	45%
Year ended 12/31/25	21.93	0.07	1.85	1.92	(0.07)	(1.71)	—	(1.78)	22.07	8.45	422,237	1.05	1.05	0.31	53
Year ended 12/31/24	20.63	0.07	2.57	2.64	—	(1.34)	—	(1.34)	21.93	12.43	407,900	1.09	1.09	0.30	41
Year ended 12/31/23	17.67	0.04	3.05	3.09	(0.13)	—	—	(0.13)	20.63	17.54	376,241	1.08	1.08	0.22	42
Year ended 12/31/22	21.07	0.02	(3.41)	(3.39)	(0.01)	—	(0.00)	(0.01)	17.67	(16.09)	320,730	1.11	1.11	0.12	36
Year ended 12/31/21	18.71	(0.06)	4.06	4.00	(0.01)	(1.63)	—	(1.64)	21.07	21.73	408,430	1.11	1.11	(0.28)	58
Class C
Six months ended 06/30/26	19.73	(0.08)	3.80	3.72	—	—	—	—	23.45	18.85	28,303	1.81 (d)	1.81 (d)	(0.74)(d)	45
Year ended 12/31/25	19.92	(0.09)	1.68	1.59	(0.07)	(1.71)	—	(1.78)	19.73	7.64	25,945	1.80	1.80	(0.44)	53
Year ended 12/31/24	18.98	(0.09)	2.37	2.28	—	(1.34)	—	(1.34)	19.92	11.61	29,282	1.84	1.84	(0.45)	41
Year ended 12/31/23	16.39	(0.09)	2.81	2.72	(0.13)	—	—	(0.13)	18.98	16.65	31,527	1.83	1.83	(0.53)	42
Year ended 12/31/22	19.68	(0.11)	(3.18)	(3.29)	—	—	—	—	16.39	(16.72)	31,022	1.86	1.86	(0.63)	36
Year ended 12/31/21	17.70	(0.21)	3.83	3.62	(0.01)	(1.63)	—	(1.64)	19.68	20.81	42,392	1.86	1.86	(1.03)	58
Class R
Six months ended 06/30/26	21.29	(0.03)	4.11	4.08	—	—	—	—	25.37	19.16	102,661	1.31 (d)	1.31 (d)	(0.24)(d)	45
Year ended 12/31/25	21.26	0.01	1.80	1.81	(0.07)	(1.71)	—	(1.78)	21.29	8.20	86,679	1.30	1.30	0.06	53
Year ended 12/31/24	20.08	0.01	2.51	2.52	—	(1.34)	—	(1.34)	21.26	12.18	79,173	1.34	1.34	0.05	41
Year ended 12/31/23	17.25	(0.01)	2.97	2.96	(0.13)	—	—	(0.13)	20.08	17.21	67,413	1.33	1.33	(0.03)	42
Year ended 12/31/22	20.60	(0.02)	(3.33)	(3.35)	—	—	—	—	17.25	(16.26)	48,875	1.36	1.36	(0.13)	36
Year ended 12/31/21	18.37	(0.11)	3.98	3.87	(0.01)	(1.63)	—	(1.64)	20.60	21.42	57,441	1.36	1.36	(0.53)	58
Class Y
Six months ended 06/30/26	22.45	0.03	4.34	4.37	—	—	—	—	26.82	19.46	1,269,871	0.81 (d)	0.81 (d)	0.26 (d)	45
Year ended 12/31/25	22.25	0.13	1.88	2.01	(0.10)	(1.71)	—	(1.81)	22.45	8.70	1,049,125	0.80	0.80	0.56	53
Year ended 12/31/24	20.88	0.12	2.62	2.74	(0.03)	(1.34)	—	(1.37)	22.25	12.75	911,926	0.84	0.84	0.55	41
Year ended 12/31/23	17.84	0.09	3.08	3.17	(0.13)	—	—	(0.13)	20.88	17.82	681,306	0.83	0.83	0.47	42
Year ended 12/31/22	21.27	0.07	(3.44)	(3.37)	(0.05)	—	(0.01)	(0.06)	17.84	(15.87)	533,098	0.86	0.86	0.37	36
Year ended 12/31/21	18.83	(0.01)	4.09	4.08	(0.01)	(1.63)	—	(1.64)	21.27	22.03	566,299	0.86	0.86	(0.03)	58
Class R5
Six months ended 06/30/26	22.33	0.04	4.32	4.36	—	—	—	—	26.69	19.53	13,667	0.75 (d)	0.75 (d)	0.32 (d)	45
Year ended 12/31/25	22.14	0.13	1.88	2.01	(0.11)	(1.71)	—	(1.82)	22.33	8.74	11,832	0.76	0.76	0.60	53
Year ended 12/31/24	20.79	0.14	2.59	2.73	(0.04)	(1.34)	—	(1.38)	22.14	12.77	12,054	0.77	0.77	0.62	41
Year ended 12/31/23	17.74	0.10	3.08	3.18	(0.13)	—	—	(0.13)	20.79	17.98	9,426	0.75	0.75	0.55	42
Year ended 12/31/22	21.16	0.09	(3.43)	(3.34)	(0.07)	—	(0.01)	(0.08)	17.74	(15.78)	7,887	0.74	0.74	0.49	36
Year ended 12/31/21	18.74	0.01	4.06	4.07	(0.02)	(1.63)	—	(1.65)	21.16	22.08	9,028	0.77	0.77	0.06	58
Class R6
Six months ended 06/30/26	22.56	0.05	4.36	4.41	—	—	—	—	26.97	19.55	764,057	0.68 (d)	0.68 (d)	0.39 (d)	45
Year ended 12/31/25	22.34	0.15	1.90	2.05	(0.12)	(1.71)	—	(1.83)	22.56	8.86	745,001	0.69	0.69	0.67	53
Year ended 12/31/24	20.96	0.15	2.63	2.78	(0.06)	(1.34)	—	(1.40)	22.34	12.88	586,167	0.70	0.70	0.69	41
Year ended 12/31/23	17.88	0.11	3.10	3.21	(0.13)	—	—	(0.13)	20.96	18.00	557,225	0.71	0.71	0.59	42
Year ended 12/31/22	21.36	0.10	(3.47)	(3.37)	(0.09)	—	(0.02)	(0.11)	17.88	(15.79)	483,088	0.71	0.71	0.52	36
Year ended 12/31/21	18.88	0.03	4.10	4.13	(0.02)	(1.63)	—	(1.65)	21.36	22.23	745,149	0.68	0.68	0.15	58

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $205,907,350 in connection with the acquisition of Invesco Select Companies Fund into the Fund.

(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Main Street Small Cap Fund®

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Main Street Small Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
9
Invesco Main Street Small Cap Fund®

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment
10
Invesco Main Street Small Cap Fund®

of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $15,306 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.62%.
11
Invesco Main Street Small Cap Fund®

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $20,743.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2026, IDI advised the Fund that IDI retained $37,202 in front-end sales commissions from the sale of Class A shares and $3,300 and $147 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2026, the Fund incurred $366,423 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,631,430,113	$—	$—	$2,631,430,113
Money Market Funds	106,638,435	361,567,714	—	468,206,149
Total Investments	$2,738,068,548	$361,567,714	$—	$3,099,636,262
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Invesco Main Street Small Cap Fund®

NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $1,067,692,908 and $1,156,361,639, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$678,079,729
Aggregate unrealized (depreciation) of investments	(37,454,062)
Net unrealized appreciation of investments	$640,625,667
Cost of investments for tax purposes is $2,459,010,595.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	896,143	$21,169,026	2,165,610	$47,796,006
Class C	107,080	2,260,031	333,999	6,563,144
Class R	423,481	9,600,087	937,311	19,965,161
Class Y	12,294,678	301,672,710	21,889,049	492,225,336
Class R5	33,238	788,479	77,480	1,719,744
Class R6	5,997,959	145,878,560	8,381,979	185,254,575
Issued as reinvestment of dividends:
Class A	-	-	1,332,590	30,609,607
Class C	-	-	104,020	2,136,578
Class R	-	-	300,390	6,653,624
Class Y	-	-	3,045,255	71,137,148
Class R5	-	-	38,110	885,674
Class R6	-	-	2,261,618	53,080,182
Automatic conversion of Class C shares to Class A shares:
Class A	84,599	2,038,568	228,714	5,090,968
Class C	(94,835)	(2,038,568)	(253,043)	(5,090,968)
13
Invesco Main Street Small Cap Fund®

Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(1,807,423)	$(42,792,454)	(3,195,962)	$(70,924,475)
Class C	(120,404)	(2,564,711)	(339,977)	(6,778,596)
Class R	(448,530)	(10,288,616)	(889,932)	(18,849,239)
Class Y	(11,680,470)	(281,166,083)	(19,192,516)	(426,185,534)
Class R5	(50,954)	(1,215,909)	(130,269)	(2,860,689)
Class R6	(10,692,213)	(257,757,526)	(3,851,972)	(88,508,588)
Net increase (decrease) in share activity	(5,057,651)	$(114,416,406)	13,242,454	$303,919,658

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 3% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
14
Invesco Main Street Small Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Main Street Small Cap Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index). The Board noted that performance of Class A shares of the Fund was in the third  quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period, reasonably comparable to the performance of the Index for the three year period, and above the
15
Invesco Main Street Small Cap Fund®

performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.
Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2025.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco
16
Invesco Main Street Small Cap Fund®

Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
17
Invesco Main Street Small Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18
Invesco Main Street Small Cap Fund®

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-MSS-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco Quality Income Fund
Nasdaq:
A: VKMGX ■ C: VUSCX ■ R: VUSRX ■ Y: VUSIX ■ R5: VUSJX ■ R6: VUSSX

2	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
20	Approval of Investment Advisory and Sub-Advisory Contracts
22	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2026
(Unaudited)

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–106.42%
Collateralized Mortgage Obligations–3.72%
Fannie Mae Grantor Trust, Series 1999-T2, Class A1, 7.50%, 01/19/2039(a)	$73,574	$75,097
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028(b)	34,560	1,201
6.50%, 04/25/2029 to 02/25/2033(b)	496,108	51,762
8.00%, 05/25/2030(b)	112,292	11,637
7.50%, 01/25/2032(b)	31,552	3,437
6.00%, 02/25/2033 to 09/25/2035(b)(d)	703,148	79,844
5.50%, 11/25/2033 to 06/25/2035(b)	348,277	43,535
PO, 0.00%, 09/25/2032(c)	18,996	17,387
Fannie Mae REMICs,
IO, 2.50%, 10/25/2026 to 08/25/2049(b)	17,287,639	2,257,664
8.00%, 08/18/2027 to 09/18/2027(b)	10,837	246
3.00%, 11/25/2027 to 02/25/2028(b)	207,776	2,464
6.50%, 10/25/2028 to 05/25/2033(b)	10,920	3,627
0.75%, 10/25/2031(b)	1,421	16
2.96% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 to 05/25/2035(b)(e)	280,554	18,981
4.16% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(b)(e)	35,175	2,992
4.18% (7.90% - (30 Day Average SOFR + 0.11%)), 12/18/2031(b)(e)	16,542	681
4.21% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(b)(e)	24,408	1,763
4.28% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(b)(e)	53,680	4,591
4.36% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(b)(e)	73,917	6,415
3.26% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 08/25/2032(b)(e)	120,125	8,528
4.06% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(b)(e)	25,553	2,284
4.26% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(b)(e)	153,972	13,409
4.38% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(b)(e)	89,224	6,691
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
4.51% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(b)(e)	$140,624	$14,660
6.00%, 05/25/2033(b)	7,179	975
7.00%, 05/25/2033(b)	78,894	8,212
2.31% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(b)(e)	413,968	28,543
3.01% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(b)(e)	19,056	821
2.86% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(b)(e)	77,367	2,860
3.50%, 08/25/2035 to 08/25/2042(b)	871,133	87,016
4.00%, 04/25/2041 to 08/25/2047(b)	205,641	37,533
2.81% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(b)(e)	66,637	4,244
2.41% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(b)(e)	276,407	26,101
4.50%, 02/25/2043(b)	156,724	16,951
5.50%, 07/25/2046(b)	160,788	19,614
2.16% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(b)(e)	1,239,743	108,304
2.00%, 03/25/2051(b)	5,404,849	738,424
1.82%, 02/25/2056(d)	2,734,701	183,261
6.50%, 11/25/2029	22,892	23,119
4.74% (30 Day Average SOFR + 1.11%), 12/25/2031 to 12/25/2032(e)	155,586	157,365
4.72% (30 Day Average SOFR + 1.11%), 03/18/2032 to 12/18/2032(e)	136,613	138,108
4.24% (30 Day Average SOFR + 0.61%), 08/25/2032 to 06/25/2046(e)	550,727	548,721
7.00%, 09/25/2032	42,158	44,108
4.22% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	15,115	15,130
4.14% (30 Day Average SOFR + 0.51%), 03/25/2033 to 03/25/2042(e)	117,302	116,453
4.08% (30 Day Average SOFR + 0.45%), 06/25/2035(e)	385,735	383,698
4.09% (30 Day Average SOFR + 0.46%), 08/25/2035 to 10/25/2035(e)	178,150	177,632
10.85% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	78,059	88,149
10.48% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	84,485	93,501
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
4.68% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	$436,661	$442,491
4.19% (30 Day Average SOFR + 0.56%), 08/25/2037(e)	267,395	265,983
6.59%, 06/25/2039(a)	163,258	169,495
4.00%, 03/25/2041	230,094	217,923
3.00%, 07/25/2045	2,067,118	2,035,111
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K093, Class X1, IO, 1.08%, 05/25/2029(d)	12,051,117	277,526
Series Q004, Class AFL, 4.48%(12 mo. MTA Rate + 0.74%), 05/25/2044(e)	186,101	186,049
Freddie Mac REMICs,
IO, 3.00%, 07/15/2026 to 12/15/2027(b)	471,468	5,628
2.50%, 09/15/2027 to 09/25/2048(b)	7,135,605	924,902
4.39% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(b)(e)	48,556	2,186
2.99% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(b)(e)	326,012	17,257
3.04% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(b)(e)	49,097	2,492
3.01% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(b)(e)	50,917	2,405
3.29% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(b)(e)	7,761	654
2.29% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(b)(e)	22,130	1,537
2.36% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(b)(e)	462,700	31,168
1.96%, 02/15/2039(d)	962,913	51,103
2.54% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(b)(e)	95,084	5,328
2.39% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(b)(e)	192,225	15,968
1.50%, 08/15/2027	1,631,137	1,611,512
6.95%, 03/15/2028	17,153	17,244
6.50%, 08/15/2028 to 03/15/2032	333,990	337,631
4.31% (30 Day Average SOFR + 0.71%), 01/15/2029 to 12/15/2032(e)	34,362	34,455
6.00%, 01/15/2029 to 04/15/2029	42,196	42,661
4.06% (30 Day Average SOFR + 0.46%), 02/15/2029(e)	26,256	26,230
4.61% (30 Day Average SOFR + 1.01%), 03/15/2029(e)	26,955	27,024
4.11% (30 Day Average SOFR + 0.51%), 06/15/2029 to 01/15/2033(e)	57,550	57,492
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
4.36% (30 Day Average SOFR + 0.76%), 07/15/2029(e)	$6,676	$6,691
8.00%, 03/15/2030	15,826	16,198
4.66% (30 Day Average SOFR + 1.06%), 08/15/2031(e)	35,895	36,241
4.21% (30 Day Average SOFR + 0.61%), 02/15/2032 to 03/15/2032(e)	108,142	108,236
4.71% (30 Day Average SOFR + 1.11%), 02/15/2032 to 03/15/2032(e)	73,868	74,698
4.26% (30 Day Average SOFR + 0.66%), 03/15/2032 to 10/15/2036(e)	338,138	337,617
3.50%, 05/15/2032	188,005	184,280
11.16% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	12,468	14,092
4.01% (30 Day Average SOFR + 0.41%), 03/15/2036(e)	707,520	701,881
4.16% (30 Day Average SOFR + 0.56%), 07/15/2037(e)	47,846	47,633
4.00%, 06/15/2038	77,739	73,788
2.50%, 07/15/2038	530,006	498,516
4.26% (30 Day Average SOFR + 0.61%), 03/15/2042(e)	54,002	52,879
Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	1,941,843
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(b)	28,230	370
3.15%, 12/15/2027(d)	9,236	142
6.50%, 02/01/2028(b)	3,617	121
7.00%, 09/01/2029(b)	64,625	4,713
7.50%, 12/15/2029(b)	5,519	454
8.00%, 06/15/2031(b)	142,158	16,480
6.00%, 12/15/2032(b)	32,441	3,570
0.00%, 12/01/2031 to 03/01/2032(c)	94,643	86,330
4.21%(30 Day Average SOFR + 0.61%), 05/15/2036(e)	329,339	328,594
Freddie Mac Structured Pass-Through Ctfs., Series T-54, Class 2A, 6.50%, 02/25/2043	1,025,067	1,076,712
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	164,029	143,211
		18,242,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–28.87%
6.50%, 07/01/2028 to 04/01/2034	$147,314	$152,738
6.00%, 03/01/2029 to 10/01/2029	53,739	55,059
2.50%, 02/01/2031 to 04/01/2052	35,280,074	30,044,418
8.50%, 03/01/2031 to 08/01/2031	31,254	32,571
7.00%, 10/01/2031 to 10/01/2037	66,918	70,791
7.50%, 01/01/2032 to 08/01/2037	1,647,419	1,714,280
3.00%, 02/01/2032 to 05/01/2050	21,978,054	19,828,126
8.00%, 08/01/2032	20,422	21,269
5.50%, 12/01/2036 to 05/01/2053	23,397,787	23,784,097
5.00%, 01/01/2037 to 11/01/2054	8,690,482	8,622,071
4.50%, 05/01/2038 to 07/01/2052	12,632,164	12,308,317
5.35%, 07/01/2038 to 10/17/2038	714,384	718,661
5.45%, 11/25/2038	737,963	743,044
5.80%, 01/20/2039	287,450	286,781
4.00%, 06/01/2042 to 07/01/2049	12,443,011	11,873,011
3.50%, 09/01/2045 to 05/01/2050	13,163,735	12,177,442
2.00%, 05/01/2051 to 01/01/2052	20,851,545	16,883,591
ARM, 5.82% (1 yr. U.S. Treasury Yield Curve Rate + 2.16%), 11/01/2048(e)	2,360,339	2,457,847
		141,774,114
Federal National Mortgage Association (FNMA)–41.50%
7.50%, 02/01/2027 to 08/01/2037	517,728	529,806
6.50%, 05/01/2027 to 11/01/2038	690,893	719,493
5.00%, 06/01/2027 to 01/01/2053	6,746,325	6,711,086
5.50%, 12/01/2027 to 04/01/2038	1,599,859	1,622,223
6.00%, 05/01/2028 to 11/01/2055	12,949,056	13,378,233
3.00%, 02/01/2029 to 01/01/2052	35,970,594	32,541,353
7.00%, 04/01/2029 to 01/01/2036	493,564	521,560
5.63%, 08/01/2032	26,884	26,762
8.50%, 10/01/2032	58,906	60,844
8.00%, 04/01/2033	58,084	60,344
3.50%, 11/01/2034 to 05/01/2050	29,335,361	27,561,069
2.00%, 09/01/2035 to 03/01/2052	64,248,958	53,568,431
5.45%, 01/01/2038	202,157	201,853
4.50%, 01/01/2040 to 04/01/2049	7,598,925	7,443,112
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
4.00%, 02/01/2042 to 03/01/2050	$25,316,457	$24,156,048
2.50%, 10/01/2050 to 02/01/2052	38,282,036	32,630,563
ARM, 6.06% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(e)	1,965,401	2,044,945
		203,777,725
Government National Mortgage Association (GNMA)–24.20%
7.00%, 12/15/2027 to 01/20/2030	43,628	44,231
6.50%, 03/15/2028 to 10/15/2028	4,202	4,330
6.00%, 06/15/2028 to 04/20/2029	16,842	17,200
7.50%, 06/15/2028 to 08/15/2028	19,837	20,110
5.50%, 05/15/2033 to 10/15/2034	140,309	141,291
6.85%, 11/20/2033(a)	206,600	211,867
5.00%, 11/20/2037	136,413	133,955
5.88%, 01/20/2039(a)	382,687	391,326
4.53%, 07/20/2041(a)	572,592	569,505
5.30%, 09/20/2041	330,684	335,100
4.18% (1 mo. Term SOFR + 0.56%), 07/20/2044(e)	280,879	286,669
3.50%, 05/20/2046 to 06/20/2050	7,671,182	6,956,453
4.00%, 02/20/2048 to 03/20/2050	2,937,752	2,740,072
3.00%, 02/20/2050 to 06/20/2052	3,430,778	3,047,827
2.50%, 04/20/2051	1,540,229	1,291,764
IO, 2.90% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(b)(e)	463,025	23,808
4.50%, 09/16/2047(b)	481,246	84,686
2.45% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(b)(e)	484,167	51,892
TBA, 2.00%, 07/01/2056(f)	23,444,000	19,209,315
2.50%, 07/01/2056(f)	20,125,000	17,186,435
3.00%, 07/01/2056(f)	11,830,813	10,501,695
4.50%, 07/01/2056(f)	4,300,000	4,130,848
5.00%, 07/01/2056(f)	21,527,000	21,226,411
5.50%, 07/01/2056(f)	15,162,000	15,238,875
6.00%, 07/01/2056(f)	9,322,000	9,518,582
Series 2020-137, Class A, 1.50%, 04/16/2062	7,319,248	5,478,252
		118,842,499
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–8.13%
TBA, 4.50%, 07/01/2041(f)	$2,621,000	$2,590,153
5.00%, 07/01/2041(f)	12,973,000	13,027,125
6.00%, 08/01/2056(f)	15,740,000	16,040,394
6.50%, 08/01/2056(f)	8,000,000	8,266,501
		39,924,173
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $572,209,720)		522,561,011

Asset-Backed Securities–8.42%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(a)	111,575	98,857
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.61%, 03/25/2045(a)(g)	824,612	765,960
Banc of America Funding Trust, Series 2006-A, Class 1A1, 5.49%, 02/20/2036(a)	118,584	113,570
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	3,200,000	3,144,375
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.16%, 03/25/2035(a)	417,120	389,680
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.64%, 01/15/2051(d)	10,197,475	70,456
BRAVO Residential Funding Trust, Series 2026-NQM1, Class A3, 5.21%, 12/25/2065(g)	740,855	735,526
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.01%, 11/13/2050(d)	5,227,434	41,197
Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(a)(g)	1,026,476	959,608
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(g)	720,153	666,690
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 3.93%, 12/25/2035(a)	8,808	7,645
Series 2007-A2, Class 2A1, 6.14%, 06/25/2035(a)	100,835	101,247
Series 2007-A2, Class 2A4, 6.14%, 06/25/2035(a)	93,150	93,155
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(d)	14,499,536	127,261
Citigroup Mortgage Loan Trust,
Series 2004-UST1, Class A4, 6.31%, 08/25/2034(a)	19,670	18,782
Series 2005-11, Class A2A, 6.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	291,748	298,888
Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(a)	4,601	4,572
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(g)	364,054	353,017
Principal Amount		Value

Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 4.30% (1 mo. Term SOFR + 0.65%), 02/25/2035(e)	$60,380	$58,918
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.56%, 08/25/2043(a)(g)	575,650	563,909
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(a)(g)	237,815	219,577
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 5.50%, 06/25/2034(a)	123,265	121,090
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.50%, 06/27/2037(a)(g)	1,072,376	957,513
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(a)(g)	190,874	172,959
GCAT Trust, Series 2025-INV2, Class A1, 6.00%, 05/25/2055(a)(g)	2,398,994	2,442,141
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 5.18% (30 Day Average SOFR + 1.55%), 10/25/2055(e)(g)	1,516,404	1,523,296
Series 2025-HE2, Class M1, 5.53% (30 Day Average SOFR + 1.90%), 12/25/2065(e)(g)	1,350,000	1,362,877
Series 2026-CES1, Class A1, 4.90%, 05/25/2056(g)	1,245,488	1,234,208
GSAA Home Equity Trust, Series 2007-7, Class A4, 4.30% (1 mo. Term SOFR + 0.65%), 07/25/2037(e)	3,514	3,459
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 1.46%, 12/25/2034(a)	118,990	112,205
Series 2005-AR4, Class 6A1, 4.81%, 07/25/2035(a)	38,351	36,984
J.P. Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 5.11%, 02/25/2035(a)	156,156	150,577
Series 2014-1, Class 1A17, 0.79%, 01/25/2044(a)(g)	484,658	460,485
Series 2017-5, Class A1, 4.73%, 10/26/2048(a)(g)	66,713	67,202
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(a)(g)	99,392	89,652
J.P. Morgan Trust, Series 2015-3, Class A3, 3.50%, 05/25/2045(a)(g)	447,484	417,482
Luminent Mortgage Trust, Series 2006-1, Class A1, 4.48% (1 mo. Term SOFR + 0.83%), 04/25/2036(e)	22,452	20,226
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 6.04%, 04/21/2034(a)	55,901	55,732
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Principal Amount		Value

Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(a)	$75,345	$71,988
Series 2005-A, Class A1, 4.22% (1 mo. Term SOFR + 0.57%), 03/25/2030(e)	141,669	140,110
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(d)	5,260,989	48,095
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC1, Class A3, 5.97%, 03/25/2070(g)	2,396,602	2,401,380
Series 2026-1, Class A3, 5.50%, 04/25/2056(a)(g)	9,031,257	9,032,187
OBX Trust, Series 2026-R1, Class A3, 5.29%, 01/25/2063(g)	4,515,814	4,455,801
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	21,093	16,940
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(a)(g)	254,965	243,682
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 4.06% (1 mo. Term SOFR + 0.41%), 09/25/2034(e)	168,189	158,993
Series 2004-20, Class 3A1, 3.85%, 01/25/2035(a)	17,353	17,240
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.23%, 11/15/2050(d)	6,658,673	56,611
Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(a)(c)	1,330,996	13
Series 2001-3, Class IO, 0.00%, 10/15/2031(a)(c)	981,865	10
Series 2002-2, Class IO, 0.00%, 01/15/2032(a)(c)	2,802,684	20
Series 2002-3, Class IO, 0.07%, 08/15/2032(a)	3,051,646	941
Series 2003-1, Class IO, 0.00%, 11/15/2032(a)(c)	5,207,398	5
Verus Securitization Trust, Series 2023-INV3, Class A3, 7.73%, 11/25/2068(a)(g)	3,827,339	3,851,672
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.64%, 10/25/2033(a)	74,826	72,370
Series 2007-HY2, Class 2A1, 4.61%, 11/25/2036(a)	18,955	18,371
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.96%, 12/15/2050(d)	7,425,615	71,402
Zaxby’s Funding LLC, Series 2021- 1A, Class A2, 3.24%, 07/30/2051(g)	2,762,250	2,635,902
Total Asset-Backed Securities (Cost $43,559,666)		41,354,711
Certificates of Deposit–6.32%
Diversified Banks–6.32%
Bank of Nova Scotia (Canada), 3.97% (SOFR + 0.33%), 07/22/2026(e)	3,000,000	3,000,423
BNP Paribas S.A. (France), 3.95% (SOFR + 0.31%), 02/05/2027(e)	8,000,000	8,003,132
Principal Amount		Value
Diversified Banks–(continued)
Credit Agricole Corporate and Investment Bank (France), 3.98% (SOFR + 0.34%), 08/28/2026(e)	$6,000,000	$6,001,917
Standard Chartered Bank (United Kingdom), 3.97% (SOFR + 0.33%), 07/24/2026(e)	7,000,000	7,000,686
Swedbank AB/New York (Sweden), 3.96% (SOFR + 0.30%), 10/16/2026(e)	7,000,000	7,003,587
Total Certificates of Deposit (Cost $30,999,789)		31,009,745
Commercial Paper–4.48%(h)
Diversified Banks–3.06%
Australia & New Zealand Banking Group Ltd. (Australia), 3.94% (SOFR + 0.30%), 09/25/2026(e)(g)	6,000,000	6,001,772
HSBC Bank PLC (United Kingdom), 4.00% (SOFR + 0.34%), 10/14/2026(e)(g)	2,000,000	2,000,917
Lloyds Bank PLC (United Kingdom), 3.96% (SOFR + 0.30%), 10/14/2026(e)(g)	7,000,000	7,001,925
		15,004,614
Health Care REITs–1.42%
Alexandria Real Estate Equities, Inc.,
0.00%, 07/13/2026(g)	5,000,000	4,992,984
0.00%, 07/20/2026(g)	2,000,000	1,995,648
		6,988,632
Total Commercial Paper (Cost $21,988,589)		21,993,246

Agency Credit Risk Transfer Notes–1.17%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M2, 6.98% (30 Day Average SOFR + 3.35%), 01/25/2043 (Cost $5,567,344)(e)(g)	5,550,000	5,726,291
U.S. Treasury Securities–0.11%
U.S. Treasury Bills–0.11%
3.62% - 3.66%, 09/17/2026 (Cost $561,540)(h)(i)	566,000	561,536
Shares
Money Market Funds–0.63%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(j)(k) (Cost $3,093,636)	3,093,636	3,093,636
TOTAL INVESTMENTS IN SECURITIES–127.55% (Cost $677,980,284)		626,300,176
OTHER ASSETS LESS LIABILITIES—(27.55)%		(135,276,392)
NET ASSETS–100.00%		$491,023,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Securities Sold Short
Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities Short–(8.42)%
Uniform Mortgage-Backed Securities–(8.42)%
TBA, 2.50%, 07/01/2041(f)	$(10,666,000)	$(9,975,609)
TBA, 2.00%, 07/01/2056(f)	(6,400,000)	(5,111,969)
TBA, 2.50%, 07/01/2056(f)	(1,783,000)	(1,490,059)
TBA, 4.00%, 07/01/2056(f)	(21,210,000)	(19,826,328)
TBA, 4.50%, 07/01/2056(f)	(5,160,000)	(4,943,925)
Total Securities Sold Short (Proceeds $(41,279,435))	(41,347,890)
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2026.

(b)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(c)	Zero coupon bond issued at a discount.
(d)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30,
2026.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2026.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1K.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2026 was $63,332,263, which represented 12.90% of the Fund’s Net Assets.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,385,434	$71,122,076	$(80,413,874)	$-	$-	$3,093,636	$78,888

(k)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	66	September-2026	$7,065,094	$2,747	$2,747
U.S. Treasury 10 Year Notes	20	September-2026	2,197,812	6,337	6,337
U.S. Treasury 10 Year Ultra Notes	2	September-2026	224,938	653	653
U.S. Treasury Long Bonds	53	September-2026	6,015,500	120,412	120,412
U.S. Treasury Ultra Bonds	19	September-2026	2,206,969	(1,217)	(1,217)
Subtotal—Long Futures Contracts				128,932	128,932
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	59	September-2026	(12,161,836)	3,372	3,372
Total Futures Contracts				$132,304	$132,304

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Receive	SOFR	Annually	(3.57)%	Annually	01/30/2031	USD	11,111,000	$—	$150,076	$150,076

Abbreviations:
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $674,886,648)	$623,206,540
Investments in affiliated money market funds, at value (Cost $3,093,636)	3,093,636
Other investments:
Variation margin receivable—centrally cleared swap agreements	39,660
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	306,585
Cash collateral — TBA commitments	188,334
Cash	57,664
Receivable for:
TBA sales commitment	91,632,193
Fund shares sold	269,675
Dividends	7,830
Interest	1,827,301
Principal paydowns	92,034
Investment for trustee deferred compensation and retirement plans	215,580
Other assets	79,831
Total assets	721,016,863
Liabilities:
Other investments:
Securities sold short, at value (proceeds $41,279,435)	41,347,890
Variation margin payable — futures contracts	45,575
Payable for:
TBA purchased commitment	187,541,255
Interest on short sales	52,883
Dividends	222,945
Fund shares reacquired	262,875
Accrued fees to affiliates	213,650
Accrued trustees’ and officers’ fees and benefits	470
Accrued other operating expenses	86,785
Trustee deferred compensation and retirement plans	218,751
Total liabilities	229,993,079
Net assets applicable to shares outstanding	$491,023,784
Net assets consist of:
Shares of beneficial interest	$708,540,415
Distributable earnings (loss)	(217,516,631)
$491,023,784
Net Assets:
Class A	$388,129,827
Class C	$8,722,616
Class R	$13,245,876
Class Y	$64,506,219
Class R5	$136,922
Class R6	$16,282,324
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	39,348,446
Class C	889,206
Class R	1,343,674
Class Y	6,516,550
Class R5	13,865
Class R6	1,645,043
Class A:
Net asset value per share	$9.86
Maximum offering price per share (Net asset value of $9.86 ÷ 95.75%)	$10.30
Class C:
Net asset value and offering price per share	$9.81
Class R:
Net asset value and offering price per share	$9.86
Class Y:
Net asset value and offering price per share	$9.90
Class R5:
Net asset value and offering price per share	$9.88
Class R6:
Net asset value and offering price per share	$9.90
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Interest	$9,728,647
Dividends from affiliated money market funds	78,888
Total investment income	9,807,535
Expenses:
Advisory fees	1,075,747
Administrative services fees	37,608
Custodian fees	22,979
Distribution fees:
Class A	482,576
Class C	47,584
Class R	34,507
Transfer agent fees — A, C, R and Y	347,066
Transfer agent fees — R5	109
Transfer agent fees — R6	2,484
Trustees’ and officers’ fees and benefits	12,631
Registration and filing fees	48,069
Reports to shareholders	30,105
Professional services fees	29,783
Other	7,277
Total expenses	2,178,525
Less: Fees waived and/or expenses reimbursed	(2,202)
Net expenses	2,176,323
Net investment income	7,631,212
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(614,512)
Futures contracts	523
Swap agreements	2,416
Securities sold short	310
(611,263)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(3,506,251)
Futures contracts	118,277
Securities sold short	(73,417)
Swap agreements	150,076
(3,311,315)
Net realized and unrealized gain (loss)	(3,922,578)
Net increase in net assets resulting from operations	$3,708,634
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$7,631,212	$15,867,663
Net realized gain (loss)	(611,263)	(443,439)
Change in net unrealized appreciation (depreciation)	(3,311,315)	25,353,959
Net increase in net assets resulting from operations	3,708,634	40,778,183
Distributions to shareholders from distributable earnings:
Class A	(7,062,294)	(14,144,075)
Class C	(133,571)	(294,275)
Class R	(228,400)	(467,382)
Class Y	(1,179,735)	(2,125,198)
Class R5	(4,178)	(8,638)
Class R6	(338,655)	(574,373)
Total distributions from distributable earnings	(8,946,833)	(17,613,941)
Share transactions–net:
Class A	(14,702,876)	(34,323,047)
Class C	(1,648,276)	(2,118,776)
Class R	(957,200)	(1,253,422)
Class Y	4,140,977	(7,374,601)
Class R5	(136,732)	72,573
Class R6	(777,164)	1,474,251
Net increase (decrease) in net assets resulting from share transactions	(14,081,271)	(43,523,022)
Net increase (decrease) in net assets	(19,319,470)	(20,358,780)
Net assets:
Beginning of period	510,343,254	530,702,034
End of period	$491,023,784	$510,343,254
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/26	$9.97	$0.15	$(0.08)	$0.07	$(0.18)	$9.86	0.66%(d)	$388,130	0.89%(d)(e)	0.89%(d)(e)	3.05%(d)(e)	211%
Year ended 12/31/25	9.53	0.30	0.47	0.77	(0.33)	9.97	8.23 (d)	406,999	0.88 (d)	0.89 (d)	3.08 (d)	349
Year ended 12/31/24	9.81	0.31	(0.22)	0.09	(0.37)	9.53	0.98 (d)	422,688	0.90 (d)	0.91 (d)	3.20 (d)	331
Year ended 12/31/23	9.66	0.27	0.22	0.49	(0.34)	9.81	5.25 (d)	474,643	0.86 (d)	0.87 (d)	2.83 (d)	427
Year ended 12/31/22	11.36	0.16	(1.57)	(1.41)	(0.29)	9.66	(12.52)(d)	511,108	0.85 (d)	0.85 (d)	1.53 (d)	520
Year ended 12/31/21	11.90	0.07	(0.25)	(0.18)	(0.36)	11.36	(1.55)(d)	697,347	0.84 (d)	0.86 (d)	0.57 (d)	401
Class C
Six months ended 06/30/26	9.91	0.11	(0.07)	0.04	(0.14)	9.81	0.38	8,723	1.65 (e)	1.65 (e)	2.29 (e)	211
Year ended 12/31/25	9.47	0.22	0.48	0.70	(0.26)	9.91	7.46	10,466	1.64	1.65	2.32	349
Year ended 12/31/24	9.75	0.23	(0.21)	0.02	(0.30)	9.47	0.20	12,087	1.66	1.67	2.44	331
Year ended 12/31/23	9.60	0.20	0.22	0.42	(0.27)	9.75	4.46	16,154	1.62	1.63	2.07	427
Year ended 12/31/22	11.28	0.08	(1.55)	(1.47)	(0.21)	9.60	(13.12)	19,025	1.61	1.61	0.77	520
Year ended 12/31/21	11.82	(0.02)	(0.25)	(0.27)	(0.27)	11.28	(2.35)(f)	32,752	1.62 (f)	1.62 (f)	(0.21)(f)	401
Class R
Six months ended 06/30/26	9.96	0.14	(0.08)	0.06	(0.16)	9.86	0.63	13,246	1.15 (e)	1.15 (e)	2.79 (e)	211
Year ended 12/31/25	9.52	0.27	0.48	0.75	(0.31)	9.96	7.96	14,352	1.14	1.15	2.82	349
Year ended 12/31/24	9.80	0.28	(0.21)	0.07	(0.35)	9.52	0.72	14,933	1.16	1.17	2.94	331
Year ended 12/31/23	9.65	0.25	0.22	0.47	(0.32)	9.80	4.97	17,136	1.12	1.13	2.57	427
Year ended 12/31/22	11.35	0.13	(1.57)	(1.44)	(0.26)	9.65	(12.76)	19,497	1.11	1.11	1.27	520
Year ended 12/31/21	11.89	0.03	(0.25)	(0.22)	(0.32)	11.35	(1.84)	24,551	1.12	1.12	0.29	401
Class Y
Six months ended 06/30/26	10.00	0.16	(0.07)	0.09	(0.19)	9.90	0.89	64,506	0.65 (e)	0.65 (e)	3.29 (e)	211
Year ended 12/31/25	9.56	0.33	0.47	0.80	(0.36)	10.00	8.48	61,002	0.64	0.65	3.32	349
Year ended 12/31/24	9.84	0.33	(0.21)	0.12	(0.40)	9.56	1.23	65,707	0.66	0.67	3.44	331
Year ended 12/31/23	9.70	0.30	0.21	0.51	(0.37)	9.84	5.38	83,005	0.62	0.63	3.07	427
Year ended 12/31/22	11.40	0.18	(1.57)	(1.39)	(0.31)	9.70	(12.26)	82,042	0.61	0.61	1.77	520
Year ended 12/31/21	11.95	0.10	(0.26)	(0.16)	(0.39)	11.40	(1.35)	106,019	0.57	0.62	0.84	401
Class R5
Six months ended 06/30/26	9.98	0.17	(0.08)	0.09	(0.19)	9.88	0.91	137	0.61 (e)	0.61 (e)	3.33 (e)	211
Year ended 12/31/25	9.55	0.33	0.46	0.79	(0.36)	9.98	8.43	275	0.60	0.60	3.36	349
Year ended 12/31/24	9.82	0.34	(0.21)	0.13	(0.40)	9.55	1.38	191	0.61	0.61	3.49	331
Year ended 12/31/23	9.67	0.30	0.22	0.52	(0.37)	9.82	5.54	377	0.58	0.58	3.11	427
Year ended 12/31/22	11.37	0.19	(1.57)	(1.38)	(0.32)	9.67	(12.26)	139	0.57	0.57	1.81	520
Year ended 12/31/21	11.91	0.10	(0.25)	(0.15)	(0.39)	11.37	(1.29)	489	0.56	0.57	0.85	401
Class R6
Six months ended 06/30/26	10.00	0.17	(0.08)	0.09	(0.19)	9.90	0.95	16,282	0.54 (e)	0.54 (e)	3.40 (e)	211
Year ended 12/31/25	9.56	0.33	0.48	0.81	(0.37)	10.00	8.60	17,250	0.54	0.54	3.42	349
Year ended 12/31/24	9.84	0.35	(0.22)	0.13	(0.41)	9.56	1.35	15,095	0.54	0.54	3.56	331
Year ended 12/31/23	9.70	0.31	0.21	0.52	(0.38)	9.84	5.50	19,575	0.51	0.51	3.18	427
Year ended 12/31/22	11.40	0.20	(1.57)	(1.37)	(0.33)	9.70	(12.16)	21,040	0.50	0.50	1.88	520
Year ended 12/31/21	11.95	0.11	(0.26)	(0.15)	(0.40)	11.40	(1.30)	33,442	0.51	0.51	0.90	401

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
June 30, 2026 and for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)	Annualized.
(f)
The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% for Class C shares for the year ended December 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Quality Income Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse

Invesco Quality Income Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Sold Short - The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.
The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The Short stock rebate, if any, presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.
J.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables

Invesco Quality Income Fund

on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
L.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
M.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $100 million	0.4700%
Next $150 million	0.4400%
Next $250 million	0.4125%
Next $2 billion	0.3825%
Next $2.5 billion	0.3800%
Next $2.5 billion	0.3650%
Next $2.5 billion	0.3400%
Next $2.5 billion	0.2950%
Over $12.5 billion	0.2700%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.43%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Invesco Quality Income Fund

Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $2,202.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2026, IDI advised the Fund that IDI retained $8,175 in front-end sales commissions from the sale of Class A shares and $0 and $81 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$522,561,011	$—	$522,561,011
Asset-Backed Securities	—	41,354,711	—	41,354,711
Certificates of Deposit	—	31,009,745	—	31,009,745
Commercial Paper	—	21,993,246	—	21,993,246
Agency Credit Risk Transfer Notes	—	5,726,291	—	5,726,291
U.S. Treasury Securities	—	561,536	—	561,536
Money Market Funds	3,093,636	—	—	3,093,636
Total Investments in Securities	3,093,636	623,206,540	—	626,300,176
Other Investments - Assets*
Futures Contracts	133,521	—	—	133,521
Swap Agreements	—	150,076	—	150,076
	133,521	150,076	—	283,597

Invesco Quality Income Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Securities Sold Short	$—	$(41,347,890)	$—	$(41,347,890)
Futures Contracts	(1,217)	—	—	(1,217)
	(1,217)	(41,347,890)	—	(41,349,107)
Total Other Investments	132,304	(41,197,814)	—	(41,065,510)
Total Investments	$3,225,940	$582,008,726	$—	$585,234,666

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Securities sold short are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$133,521
Unrealized appreciation on swap agreements — Centrally Cleared(a)	150,076
Total Derivative Assets	283,597
Derivatives not subject to master netting agreements	(283,597)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(1,217)
Derivatives not subject to master netting agreements	1,217
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$523
Swap agreements	2,416
Change in Net Unrealized Appreciation:
Futures contracts	118,277
Swap agreements	150,076
Total	$271,292
The table below summarizes the average notional value of derivatives held during the period.
	Futures Contracts	Swap Agreements
Average notional value	$35,543,484	$11,111,000

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred

Invesco Quality Income Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$81,134,157	$84,027,626	$165,161,783
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $24,120,231 and $8,154,357, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,253,818
Aggregate unrealized (depreciation) of investments	(54,761,952)
Net unrealized appreciation (depreciation) of investments	$(51,508,134)
Cost of investments for tax purposes is $636,742,800.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,159,795	$11,532,204	2,679,850	$26,130,581
Class C	79,953	790,527	241,508	2,334,282
Class R	108,298	1,077,241	851,938	8,272,197
Class Y	1,407,055	14,024,621	2,677,332	26,166,234
Class R5	562	5,535	28,835	276,860
Class R6	431,525	4,311,385	834,783	8,235,482
Issued as reinvestment of dividends:
Class A	611,367	6,076,364	1,247,077	12,208,649
Class C	12,401	122,590	28,083	273,159
Class R	22,592	224,451	47,046	460,244
Class Y	93,864	936,397	163,264	1,604,855
Class R5	397	3,959	841	8,264
Class R6	27,025	269,643	47,229	464,396
Automatic conversion of Class C shares to Class A shares:
Class A	64,847	646,400	150,128	1,462,215
Class C	(65,230)	(646,400)	(151,015)	(1,462,215)

Invesco Quality Income Fund

Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(3,319,326)	$(32,957,844)	(7,601,556)	$(74,124,492)
Class C	(193,810)	(1,914,993)	(338,462)	(3,264,002)
Class R	(227,905)	(2,258,892)	(1,026,315)	(9,985,863)
Class Y	(1,082,177)	(10,820,041)	(3,612,528)	(35,145,690)
Class R5	(14,639)	(146,226)	(22,166)	(212,551)
Class R6	(538,068)	(5,358,192)	(735,647)	(7,225,627)
Net increase (decrease) in share activity	(1,421,474)	$(14,081,271)	(4,489,775)	$(43,523,022)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Quality Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Quality Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Mortgage-Backed Securities Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and below the performance of the Index for

Invesco Quality Income Fund

the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively, referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

Invesco Quality Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

Invesco Quality Income Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
VK-QINC-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco Select Risk: Conservative Investor Fund
Nasdaq:
A: OACIX ■ C: OCCIX ■ R: ONCIX ■ Y: OYCIX ■ R5: PXCIX ■ R6: PXCCX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2026
(Unaudited)
Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–99.76%(a)
	% of Net Assets 06/30/26	Value 12/31/25	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/26	Value 06/30/26
Alternative Funds–0.53%
Invesco Dynamic Credit Opportunity Fund, Class R6	0.53%	$1,993,353	$100,667	$—	$(149,348)	$—	$100,677	200,604	$1,944,672
Invesco Global Real Estate Income Fund, Class R6	—	7,176,533	—	(7,797,089)	(484,985)	1,105,541	—	—	—
Total Alternative Funds		9,169,886	100,667	(7,797,089)	(634,333)	1,105,541	100,677		1,944,672
Domestic Equity Funds–12.96%
Invesco Discovery Mid Cap Growth Fund, Class R6	0.43%	6,282,809	—	(5,598,658)	(1,067,036)	1,932,788	—	35,778	1,549,903
Invesco Main Street Small Cap Fund, Class R6	1.14%	6,065,753	166,687	(2,946,407)	592,007	293,590	—	154,734	4,171,630
Invesco NASDAQ 100 ETF	2.93%	13,386,550	1,452,211	(6,014,433)	738,023	1,112,191	24,454	35,233	10,674,542
Invesco Russell 1000® Dynamic Multifactor ETF	3.33%	11,071,743	898,525	(1,194,549)	1,275,853	102,558	54,591	177,329	12,154,130
Invesco S&P 500 Revenue ETF	4.71%	12,284,591	4,928,230	(1,754,216)	1,667,475	73,354	106,982	134,623	17,199,434
Invesco Value Opportunities Fund, Class R6	0.42%	5,016,245	29,945	(4,233,887)	(384,057)	1,114,678	—	51,828	1,542,924
Total Domestic Equity Funds		54,107,691	7,475,598	(21,742,150)	2,822,265	4,629,159	186,027		47,292,563
Exchange-Traded Funds–4.13%
Invesco Managed Futures Strategy ETF	4.13%	14,406,215	109,096	(1,109,817)	1,511,208	132,691	—	293,704	15,049,393
Fixed Income Funds–70.88%
Invesco Core Bond Fund, Class R6	19.34%	121,839,958	2,183,852	(52,725,429)	(2,050,891)	1,293,731	1,832,636	12,505,978	70,541,221
Invesco Core Plus Bond Fund, Class R6	10.27%	64,960,255	1,091,962	(28,368,307)	6,293,305	(6,535,387)	1,029,679	4,045,272	37,441,828
Invesco Emerging Markets Sovereign Debt ETF	1.90%	4,962,306	8,647,694	(6,427,310)	(31,964)	(207,354)	254,262	320,710	6,943,372
Invesco Equal Weight 0-30 Year Treasury ETF	14.12%	14,463,392	41,471,368	(2,905,867)	(980,302)	(530,326)	850,651	1,897,542	51,518,265
Invesco Floating Rate ESG Fund, Class R6	4.33%	13,233,580	3,229,006	(248,982)	(392,148)	(17,192)	578,941	2,504,360	15,804,264
Invesco High Yield Fund, Class R6	6.18%	19,634,049	3,776,210	(612,060)	(240,451)	(2,429)	723,113	6,354,506	22,555,319
Invesco Short Term Treasury ETF	8.63%	—	32,099,925	(573,200)	(64,991)	(1,452)	453,144	298,004	31,460,282
Invesco Variable Rate Investment Grade ETF	6.11%	20,873,863	3,372,081	(1,922,429)	(51,894)	30,852	471,123	889,608	22,302,473
Total Fixed Income Funds		259,967,403	95,872,098	(93,783,584)	2,480,664	(5,969,557)	6,193,549		258,567,024
International and Global Equity Funds–10.67%
Invesco Developing Markets Fund, Class R6	1.33%	2,513,427	2,825,794	(1,035,999)	774,222	(233,342)	—	122,388	4,844,102
Invesco Global Fund, Class R6	3.28%	7,826,800	4,855,341	(2,055,106)	1,522,928	(195,987)	—	121,434	11,953,976
Invesco International Developed Dynamic Multifactor ETF	2.38%	3,223,338	5,889,181	(1,072,297)	536,075	86,380	115,846	252,262	8,662,677
Invesco International Growth Fund, Class R6	0.00%	1,498,157	—	(1,508,228)	344,286	(334,202)	—	1	13
Invesco International Small-Mid Company Fund, Class R6	1.93%	4,346,003	3,268,100	(555,352)	100,434	(106,616)	—	199,169	7,052,569
Invesco RAFI Developed Markets ex-U.S. ETF	1.75%	3,537,922	3,997,708	(1,773,365)	122,857	511,753	102,318	84,570	6,396,875
Total International and Global Equity Funds		22,945,647	20,836,124	(8,000,347)	3,400,802	(272,014)	218,164		38,910,212
Money Market Funds–0.59%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(b)	0.21%	756,454	9,225,995	(9,223,628)	—	—	7,190	758,821	758,821
Invesco Treasury Portfolio, Institutional Class, 3.56%(b)	0.38%	1,402,813	17,133,991	(17,127,565)	—	—	13,419	1,409,239	1,409,239
Total Money Market Funds		2,159,267	26,359,986	(26,351,193)	—	—	20,609		2,168,060
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $346,304,078)	99.76%	362,756,109	150,753,569	(158,784,180)	9,580,606	(374,180)	6,719,026		363,931,924

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.62%(b)(c)	—	65,782	15,528,960	(15,594,742)	—	—	5,603 (d)	—	—
Invesco Private Prime Fund, 3.77%(b)(c)	—	168,878	39,887,819	(40,054,516)	—	(2,181)	16,724 (d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	234,660	55,416,779	(55,649,258)	—	(2,181)	22,327		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $346,304,078)	99.76%	$362,990,769	$206,170,348	$(214,433,438)	$9,580,606	$(376,361)	$6,741,353		$363,931,924
OTHER ASSETS LESS LIABILITIES	0.24%								869,176
NET ASSETS	100.00%								$364,801,100
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: Conservative Investor Fund

Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(d)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 10 Year Notes	364	September-2026	$40,000,188	$283,949	$283,949
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: Conservative Investor Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $346,304,078)	$363,931,924
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	750,750
Cash	10,000
Receivable for:
Fund shares sold	557,427
Dividends - affiliated underlying funds	647,250
Investment for trustee deferred compensation and retirement plans	51,505
Other assets	83,586
Total assets	366,032,442
Liabilities:
Other investments:
Variation margin payable - futures contracts	108,016
Payable for:
Investments purchased - affiliated underlying funds	644,751
Fund shares reacquired	257,865
Accrued fees to affiliates	142,840
Accrued trustees’ and officers’ fees and benefits	3,253
Accrued other operating expenses	23,112
Trustee deferred compensation and retirement plans	51,505
Total liabilities	1,231,342
Net assets applicable to shares outstanding	$364,801,100
Net assets consist of:
Shares of beneficial interest	$367,432,052
Distributable earnings (loss)	(2,630,952)
$364,801,100
Net Assets:
Class A	$301,255,655
Class C	$24,226,114
Class R	$34,374,408
Class Y	$4,793,499
Class R5	$9,809
Class R6	$141,615
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	32,322,255
Class C	2,634,497
Class R	3,699,782
Class Y	511,235
Class R5	1,053
Class R6	15,190
Class A:
Net asset value per share	$9.32
Maximum offering price per share (Net asset value of $9.32 ÷ 94.50%)	$9.86
Class C:
Net asset value and offering price per share	$9.20
Class R:
Net asset value and offering price per share	$9.29
Class Y:
Net asset value and offering price per share	$9.38
Class R5:
Net asset value and offering price per share	$9.32
Class R6:
Net asset value and offering price per share	$9.32
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: Conservative Investor Fund

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $2,317)	$6,721,343
Interest	2,779
Total investment income	6,724,122
Expenses:
Custodian fees	87
Distribution fees:
Class A	359,307
Class C	122,555
Class R	86,760
Transfer agent fees — A, C, R and Y	181,456
Transfer agent fees — R5	2
Transfer agent fees — R6	33
Trustees’ and officers’ fees and benefits	12,117
Registration and filing fees	48,461
Reports to shareholders	14,961
Professional services fees	17,728
Other	6,572
Total expenses	850,039
Net investment income	5,874,083
Realized and unrealized gain (loss) from
Net realized gain (loss) from:
Affiliated underlying fund shares	(376,361)
Futures contracts	(726,704)
(1,103,065)
Change in net unrealized appreciation of:
Affiliated underlying fund shares	9,580,606
Futures contracts	283,949
9,864,555
Net realized and unrealized gain	8,761,490
Net increase in net assets resulting from operations	$14,635,573
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: Conservative Investor Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$5,874,083	$12,716,357
Net realized gain (loss)	(1,103,065)	2,862,222
Change in net unrealized appreciation	9,864,555	16,364,403
Net increase in net assets resulting from operations	14,635,573	31,942,982
Distributions to shareholders from distributable earnings:
Class A	—	(10,415,667)
Class C	—	(704,732)
Class R	—	(1,189,793)
Class Y	—	(186,635)
Class R5	—	(371)
Class R6	—	(10,317)
Total distributions from distributable earnings	—	(12,507,515)
Share transactions–net:
Class A	(8,003,405)	(5,989,217)
Class C	(1,882,951)	(3,470,903)
Class R	(2,322,315)	(8,281,642)
Class Y	(471,770)	(1,755,154)
Class R6	(125,454)	169,931
Net increase (decrease) in net assets resulting from share transactions	(12,805,895)	(19,326,985)
Net increase in net assets	1,829,678	108,482
Net assets:
Beginning of period	362,971,422	362,862,940
End of period	$364,801,100	$362,971,422
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: Conservative Investor Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Six months ended 06/30/26	$8.95	$0.15	$0.22	$0.37	$—	$—	$—	$9.32	4.13%(e)	$301,256	0.40%(e)(f)	0.40%(e)(f)	3.33%(e)(f)	34%
Year ended 12/31/25	8.48	0.32	0.47	0.79	(0.32)	—	(0.32)	8.95	9.37 (e)	297,111	0.40 (e)	0.40 (e)	3.62 (e)	21
Year ended 12/31/24	8.48	0.35	0.02	0.37	(0.37)	—	(0.37)	8.48	4.41 (e)	287,491	0.42 (e)	0.43 (e)	4.09 (e)	51
Year ended 12/31/23	8.11	0.32	0.32	0.64	(0.27)	—	(0.27)	8.48	7.85 (e)	292,078	0.42 (e)	0.42 (e)	3.81 (e)	33
Year ended 12/31/22	9.88	0.20	(1.74)	(1.54)	(0.16)	(0.07)	(0.23)	8.11	(15.62)(e)	287,368	0.41 (e)	0.41 (e)	2.32 (e)	21
Year ended 12/31/21	10.03	0.17	0.14	0.31	(0.35)	(0.11)	(0.46)	9.88	3.11 (e)	357,004	0.37 (e)	0.42 (e)	1.68 (e)	27
Class C
Six months ended 06/30/26	8.86	0.12	0.22	0.34	—	—	—	9.20	3.84	24,226	1.16 (f)	1.16 (f)	2.57 (f)	34
Year ended 12/31/25	8.40	0.25	0.46	0.71	(0.25)	—	(0.25)	8.86	8.49	25,199	1.16	1.16	2.86	21
Year ended 12/31/24	8.40	0.29	0.01	0.30	(0.30)	—	(0.30)	8.40	3.57	27,208	1.18	1.19	3.33	51
Year ended 12/31/23	8.02	0.25	0.33	0.58	(0.20)	—	(0.20)	8.40	7.19	33,124	1.18	1.18	3.05	33
Year ended 12/31/22	9.77	0.14	(1.73)	(1.59)	(0.09)	(0.07)	(0.16)	8.02	(16.34)	38,359	1.17	1.17	1.56	21
Year ended 12/31/21	9.92	0.09	0.14	0.23	(0.27)	(0.11)	(0.38)	9.77	2.31	59,281	1.13	1.18	0.92	27
Class R
Six months ended 06/30/26	8.93	0.14	0.22	0.36	—	—	—	9.29	4.03	34,374	0.66 (f)	0.66 (f)	3.07 (f)	34
Year ended 12/31/25	8.46	0.30	0.47	0.77	(0.30)	—	(0.30)	8.93	9.11	35,332	0.66	0.66	3.36	21
Year ended 12/31/24	8.47	0.33	0.01	0.34	(0.35)	—	(0.35)	8.46	4.00	41,595	0.68	0.69	3.83	51
Year ended 12/31/23	8.09	0.30	0.32	0.62	(0.24)	—	(0.24)	8.47	7.70	41,782	0.68	0.68	3.55	33
Year ended 12/31/22	9.86	0.17	(1.74)	(1.57)	(0.13)	(0.07)	(0.20)	8.09	(15.90)	40,864	0.67	0.67	2.06	21
Year ended 12/31/21	10.01	0.14	0.14	0.28	(0.32)	(0.11)	(0.43)	9.86	2.84	49,057	0.63	0.68	1.42	27
Class Y
Six months ended 06/30/26	8.99	0.16	0.23	0.39	—	—	—	9.38	4.34	4,793	0.16 (f)	0.16 (f)	3.57 (f)	34
Year ended 12/31/25	8.52	0.34	0.48	0.82	(0.35)	—	(0.35)	8.99	9.59	5,060	0.16	0.16	3.86	21
Year ended 12/31/24	8.52	0.38	0.01	0.39	(0.39)	—	(0.39)	8.52	4.64	6,483	0.18	0.19	4.33	51
Year ended 12/31/23	8.14	0.34	0.33	0.67	(0.29)	—	(0.29)	8.52	8.20	7,080	0.18	0.18	4.05	33
Year ended 12/31/22	9.93	0.22	(1.76)	(1.54)	(0.18)	(0.07)	(0.25)	8.14	(15.53)	6,967	0.17	0.17	2.56	21
Year ended 12/31/21	10.08	0.20	0.14	0.34	(0.38)	(0.11)	(0.49)	9.93	3.38	7,785	0.13	0.18	1.92	27
Class R5
Six months ended 06/30/26	8.93	0.16	0.23	0.39	—	—	—	9.32	4.37	10	0.10 (f)	0.10 (f)	3.63 (f)	34
Year ended 12/31/25	8.46	0.35	0.47	0.82	(0.35)	—	(0.35)	8.93	9.73	9	0.09	0.09	3.93	21
Year ended 12/31/24	8.47	0.38	0.01	0.39	(0.40)	—	(0.40)	8.46	4.62	9	0.10	0.10	4.41	51
Year ended 12/31/23	8.09	0.34	0.33	0.67	(0.29)	—	(0.29)	8.47	8.34	55	0.08	0.08	4.15	33
Year ended 12/31/22	9.87	0.23	(1.75)	(1.52)	(0.19)	(0.07)	(0.26)	8.09	(15.42)	9	0.07	0.07	2.66	21
Year ended 12/31/21	10.03	0.20	0.14	0.34	(0.39)	(0.11)	(0.50)	9.87	3.38	10	0.10	0.15	1.95	27
Class R6
Six months ended 06/30/26	8.93	0.17	0.22	0.39	—	—	—	9.32	4.37	142	0.10 (f)	0.10 (f)	3.63 (f)	34
Year ended 12/31/25	8.46	0.35	0.47	0.82	(0.35)	—	(0.35)	8.93	9.73	259	0.09	0.09	3.93	21
Year ended 12/31/24	8.47	0.39	—	0.39	(0.40)	—	(0.40)	8.46	4.65	78	0.07	0.07	4.44	51
Year ended 12/31/23	8.09	0.35	0.32	0.67	(0.29)	—	(0.29)	8.47	8.34	41	0.08	0.08	4.15	33
Year ended 12/31/22	9.87	0.23	(1.75)	(1.52)	(0.19)	(0.07)	(0.26)	8.09	(15.41)	9	0.07	0.07	2.66	21
Year ended 12/31/21	10.03	0.20	0.14	0.34	(0.39)	(0.11)	(0.50)	9.87	3.37	18	0.10	0.15	1.95	27

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds was 0.46%,0.46%, 0.47%, 0.47%, 0.45% and 0.47% for the six months ended June 30, 2026 and the years ended
December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: Conservative Investor Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds,” and may invest its assets in underlying open-end and closed-end funds (including unlisted interval funds) advised by Invesco Advisers, Inc. ("Invesco" or the "Adviser"), including exchange-traded funds ("ETFs"), and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital"), or underlying open-end and closed-end funds, including ETFs, and other pooled investment vehicles advised by unaffiliated advisers (the "underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
8
Invesco Select Risk: Conservative Investor Fund

Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in
9
Invesco Select Risk: Conservative Investor Fund

short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
L.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.
Other Risks - Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
Effective May 1, 2026, the Adviser has contractually agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25%, and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to May 1, 2026, the Adviser had agreed to to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.50%, 1.25%, 0.75%, 0.25%, 0.25%, and 0.25%, respectively. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company
10
Invesco Select Risk: Conservative Investor Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2026, IDI advised the Fund that IDI retained $4,620 in front-end sales commissions from the sale of Class A shares and $5,769 and $260 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2026, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$283,949
Derivatives not subject to master netting agreements	(283,949)
Total Derivative Assets subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
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Invesco Select Risk: Conservative Investor Fund

Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(726,704)
Change in Net Unrealized Appreciation:
Futures contracts	283,949
Total	$(442,755)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$40,077,917

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$391,811	$26,761,511	$27,153,322
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $124,393,583 and $132,432,987, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$20,595,051
Aggregate unrealized (depreciation) of investments	(6,783,419)
Net unrealized appreciation of investments	$13,811,632
Cost of investments for tax purposes is $350,404,241.
12
Invesco Select Risk: Conservative Investor Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	4,076,561	$37,120,487	7,633,797	$67,535,957
Class C	226,538	2,045,943	663,023	5,742,364
Class R	315,811	2,884,476	537,997	4,743,555
Class Y	96,889	884,371	89,826	801,644
Class R6	2,089	19,241	27,968	241,043
Issued as reinvestment of dividends:
Class A	-	-	1,110,086	9,913,067
Class C	-	-	78,867	697,183
Class R	-	-	133,505	1,189,528
Class Y	-	-	18,920	169,711
Class R6	-	-	1,116	9,946
Automatic conversion of Class C shares to Class A shares:
Class A	158,676	1,447,093	380,156	3,353,342
Class C	(160,506)	(1,447,093)	(384,971)	(3,353,342)
Reacquired:
Class A	(5,110,023)	(46,570,985)	(9,836,658)	(86,791,583)
Class C	(274,595)	(2,481,801)	(754,023)	(6,557,108)
Class R	(571,321)	(5,206,791)	(1,631,782)	(14,214,725)
Class Y	(148,297)	(1,356,141)	(307,203)	(2,726,509)
Class R6	(15,923)	(144,695)	(9,230)	(81,058)
Net increase (decrease) in share activity	(1,404,101)	$(12,805,895)	(2,248,606)	$(19,326,985)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Select Risk: Conservative Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Conservative Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC  and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the  annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Conservative Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the fourth quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period
14
Invesco Select Risk: Conservative Investor Fund

and below the performance of the Index for the three and five year periods. The Board considered that the Fund underwent a change in portfolio management and investment process in 2024. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its relative exposure to certain equity markets and investing styles as well as to certain segments of the fixed income asset class, negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D.
Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
15
Invesco Select Risk: Conservative Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco Select Risk: Conservative Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-OPSCI-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco Select Risk: Growth Investor Fund
Nasdaq:
A: AADAX ■ C: AADCX ■ R: AADRX ■ S: AADSX ■ Y: AADYX ■ R5: AADIX ■ R6: AAESX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2026
(Unaudited)
Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–99.98%(a)
	% of Net Assets 06/30/26	Value 12/31/25	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/26	Value 06/30/26
Alternative Funds–0.12%
Invesco Dynamic Credit Opportunity Fund, Class R6	0.12%	$1,422,379	$71,832	$—	$(106,569)	$—	$71,840	144,395	$1,387,642
Invesco Global Real Estate Income Fund, Class R6	—	20,119,006	—	(21,858,181)	(21,580)	1,760,755	—	—	—
Total Alternative Funds		21,541,385	71,832	(21,858,181)	(128,149)	1,760,755	71,840		1,387,642
Domestic Equity Funds–45.65%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.60%	66,320,279	—	(57,301,671)	(1,483,543)	10,537,359	—	417,184	18,072,424
Invesco Main Street Small Cap Fund, Class R6	4.30%	65,158,551	625,276	(26,938,640)	2,341,485	7,311,986	—	1,798,912	48,498,658
Invesco NASDAQ 100 ETF	10.38%	132,041,439	4,898,814	(38,526,462)	9,173,174	9,363,394	259,860	386,013	116,950,359
Invesco Russell 1000® Dynamic Multifactor ETF	12.15%	146,375,968	—	(24,474,282)	10,618,368	4,468,102	593,887	1,998,660	136,988,156
Invesco S&P 500 Revenue ETF(b)	15.65%	120,408,773	41,691,162	(2,331,339)	16,568,159	60,583	1,104,592	1,380,693	176,397,338
Invesco Value Opportunities Fund, Class R6	1.57%	55,444,535	—	(45,600,835)	(5,312,014)	13,185,057	—	595,121	17,716,743
Total Domestic Equity Funds		585,749,545	47,215,252	(195,173,229)	31,905,629	44,926,481	1,958,339		514,623,678
Fixed Income Funds–16.49%
Invesco Core Bond Fund, Class R6	4.82%	96,953,921	1,437,723	(43,402,421)	(1,635,479)	1,034,871	1,437,697	9,677,690	54,388,615
Invesco Core Plus Bond Fund, Class R6	2.56%	51,314,308	807,203	(23,055,622)	2,627,841	(2,819,201)	807,188	3,131,728	28,874,529
Invesco Emerging Markets Sovereign Debt ETF	0.47%	3,595,343	7,012,696	(5,161,902)	(34,410)	(169,115)	193,976	242,153	5,242,612
Invesco Equal Weight 0-30 Year Treasury ETF	2.90%	—	44,133,191	(10,144,221)	(1,076,212)	(233,117)	537,235	1,203,670	32,679,641
Invesco Floating Rate ESG Fund, Class R6	1.09%	9,608,803	3,548,308	(524,061)	(274,374)	(36,446)	448,503	1,965,268	12,322,230
Invesco High Yield Fund, Class R6	1.56%	14,601,290	3,732,179	(613,920)	(184,564)	(6,361)	560,127	4,965,616	17,528,624
Invesco Short Term Treasury ETF	1.79%	—	25,099,101	(4,855,469)	(42,085)	(6,534)	319,220	191,295	20,195,013
Invesco Variable Rate Investment Grade ETF	1.30%	15,205,505	71,432	(564,038)	(15,982)	(2,713)	335,705	586,127	14,694,204
Total Fixed Income Funds		191,279,170	85,841,833	(88,321,654)	(635,265)	(2,238,616)	4,639,651		185,925,468
International and Global Equity Funds–37.50%
Invesco Developing Markets Fund, Class R6	4.95%	25,336,866	29,570,160	(4,791,054)	6,878,387	(1,167,915)	—	1,410,471	55,826,444
Invesco Global Fund, Class R6	12.32%	84,036,075	44,407,816	(3,850,663)	14,549,314	(230,043)	—	1,411,139	138,912,499
Invesco International Developed Dynamic Multifactor ETF	7.38%	33,500,493	46,520,093	(3,155,918)	5,764,965	564,752	1,139,474	2,422,667	83,194,385
Invesco International Growth Fund, Class R6	0.00%	14,620,042	—	(14,718,425)	3,705,683	(3,607,291)	—	1	9
Invesco International Small-Mid Company Fund, Class R6	6.57%	43,615,004	30,792,788	—	(385,380)	—	—	2,090,438	74,022,412
Invesco RAFI Developed Markets ex-U.S. ETF	6.28%	38,638,778	26,785,159	(1,365,873)	6,272,023	462,296	1,093,652	935,912	70,792,383
Total International and Global Equity Funds		239,747,258	178,076,016	(27,881,933)	36,784,992	(3,978,201)	2,233,126		422,748,132
Money Market Funds–0.22%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(c)	0.08%	1,977,694	14,905,651	(16,010,620)	—	—	22,892	872,725	872,725
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)	0.14%	3,703,922	27,681,923	(29,734,007)	—	—	42,770	1,651,838	1,651,838
Total Money Market Funds		5,681,616	42,587,574	(45,744,627)	—	—	65,662		2,524,563
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $892,827,195)	99.98%	1,043,998,974	353,792,507	(378,979,624)	67,927,207	40,470,419	8,968,618		1,127,209,483

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.03%
Invesco Private Government Fund, 3.62%(c)(d)	0.01%	4,630,163	72,504,697	(77,040,817)	—	—	55,817 (e)	94,043	94,043
Invesco Private Prime Fund, 3.77%(c)(d)	0.02%	12,038,563	187,569,079	(199,361,318)	—	(1,883)	150,947 (e)	244,416	244,441
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $338,484)	0.03%	16,668,726	260,073,776	(276,402,135)	—	(1,883)	206,764		338,484
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $893,165,679)	100.01%	$1,060,667,700	$613,866,283	$(655,381,759)	$67,927,207	$40,468,536	$9,175,382		$1,127,547,967
OTHER ASSETS LESS LIABILITIES	(0.01)%								(141,059)
NET ASSETS	100.00%								$1,127,406,908
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: Growth Investor Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2026.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(e)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 10 Year Notes	250	September-2026	$27,472,656	$195,020	$195,020
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: Growth Investor Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $893,165,679)*	$1,127,547,967
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	515,625
Receivable for:
Dividends - affiliated underlying funds	511,695
Fund shares sold	557,518
Investment for trustee deferred compensation and retirement plans	185,765
Other assets	95,488
Total assets	1,129,414,058
Liabilities:
Other investments:
Variation margin payable - futures contracts	74,142
Payable for:
Investments purchased - affiliated underlying funds	497,810
Fund shares reacquired	383,274
Collateral upon return of securities loaned	338,484
Accrued fees to affiliates	478,793
Accrued trustees’ and officers’ fees and benefits	291
Accrued other operating expenses	44,110
Trustee deferred compensation and retirement plans	190,246
Total liabilities	2,007,150
Net assets applicable to shares outstanding	$1,127,406,908
Net assets consist of:
Shares of beneficial interest	$788,431,968
Distributable earnings	338,974,940
$1,127,406,908
Net Assets:
Class A	$987,120,524
Class C	$42,194,225
Class R	$59,676,388
Class S	$17,673,266
Class Y	$17,298,824
Class R5	$74,608
Class R6	$3,369,073
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	53,160,861
Class C	2,340,577
Class R	3,240,050
Class S	951,858
Class Y	931,579
Class R5	3,978
Class R6	179,440
Class A:
Net asset value per share	$18.57
Maximum offering price per share (Net asset value of $18.57 ÷ 94.50%)	$19.65
Class C:
Net asset value and offering price per share	$18.03
Class R:
Net asset value and offering price per share	$18.42
Class S:
Net asset value and offering price per share	$18.57
Class Y:
Net asset value and offering price per share	$18.57
Class R5:
Net asset value and offering price per share	$18.76
Class R6:
Net asset value and offering price per share	$18.78

*	At June 30, 2026, security with a value of $332,176 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: Growth Investor Fund

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $17,084)	$8,985,702
Interest	1,871
Total investment income	8,987,573
Expenses:
Administrative services fees	78,507
Custodian fees	921
Distribution fees:
Class A	1,169,119
Class C	199,536
Class R	135,681
Class S	12,906
Transfer agent fees — A, C, R, S and Y	610,893
Transfer agent fees — R5	35
Transfer agent fees — R6	404
Trustees’ and officers’ fees and benefits	14,616
Registration and filing fees	58,609
Reports to shareholders	51,324
Professional services fees	18,580
Other	10,003
Total expenses	2,361,134
Net investment income	6,626,439
Realized and unrealized gain (loss) from
Net realized gain (loss) from:
Affiliated underlying fund shares	40,468,536
Futures contracts	(499,110)
39,969,426
Change in net unrealized appreciation of:
Affiliated underlying fund shares	67,927,207
Futures contracts	195,020
68,122,227
Net realized and unrealized gain	108,091,653
Net increase in net assets resulting from operations	$114,718,092
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: Growth Investor Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$6,626,439	$14,462,443
Net realized gain	39,969,426	57,681,244
Change in net unrealized appreciation	68,122,227	71,052,972
Net increase in net assets resulting from operations	114,718,092	143,196,659
Distributions to shareholders from distributable earnings:
Class A	—	(35,207,692)
Class C	—	(1,560,217)
Class R	—	(1,978,260)
Class S	—	(649,127)
Class Y	—	(575,982)
Class R5	—	(2,573)
Class R6	—	(116,211)
Total distributions from distributable earnings	—	(40,090,062)
Share transactions–net:
Class A	(30,711,624)	(35,507,272)
Class C	(1,334,690)	(2,830,775)
Class R	2,535,544	6,908,950
Class S	(1,135,528)	(2,148,268)
Class Y	522,377	(6,700)
Class R5	(18)	1,817
Class R6	(31,845)	2,509,499
Net increase (decrease) in net assets resulting from share transactions	(30,155,784)	(31,072,749)
Net increase in net assets	84,562,308	72,033,848
Net assets:
Beginning of period	1,042,844,600	970,810,752
End of period	$1,127,406,908	$1,042,844,600
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: Growth Investor Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets(b)	Portfolio turnover (e)
Class A
Six months ended 06/30/26	$16.70	$0.11	$1.76	$1.87	$—	$—	$—	$18.57	11.20%	$987,121	0.40%(f)	0.40%(f)	1.29%(f)	29%
Year ended 12/31/25	15.04	0.24	2.09	2.33	(0.21)	(0.46)	(0.67)	16.70	15.49	917,028	0.41	0.41	1.48	32
Year ended 12/31/24	14.36	0.29	1.09	1.38	(0.38)	(0.32)	(0.70)	15.04	9.63	860,912	0.45	0.45	1.93	42
Year ended 12/31/23	12.93	0.25	1.48	1.73	(0.09)	(0.21)	(0.30)	14.36	13.41	849,133	0.43	0.43	1.84	24
Year ended 12/31/22	16.85	0.17	(3.33)	(3.16)	(0.19)	(0.57)	(0.76)	12.93	(18.79)	787,335	0.43	0.43	1.22	29
Year ended 12/31/21	15.80	0.14	1.98	2.12	(0.25)	(0.82)	(1.07)	16.85	13.55	1,017,511	0.45	0.45	0.83	19
Class C
Six months ended 06/30/26	16.27	0.04	1.72	1.76	—	—	—	18.03	10.82	42,194	1.15 (f)	1.15 (f)	0.54 (f)	29
Year ended 12/31/25	14.78	0.12	2.04	2.16	(0.21)	(0.46)	(0.67)	16.27	14.61	39,358	1.16	1.16	0.73	32
Year ended 12/31/24	14.02	0.17	1.07	1.24	(0.16)	(0.32)	(0.48)	14.78	8.81	38,578	1.20	1.20	1.18	42
Year ended 12/31/23	12.72	0.15	1.45	1.60	(0.09)	(0.21)	(0.30)	14.02	12.61	41,815	1.18	1.18	1.09	24
Year ended 12/31/22	16.62	0.06	(3.28)	(3.22)	(0.11)	(0.57)	(0.68)	12.72	(19.42)	40,058	1.18	1.18	0.47	29
Year ended 12/31/21	15.60	0.01	1.95	1.96	(0.12)	(0.82)	(0.94)	16.62	12.64	54,151	1.20	1.20	0.08	19
Class R
Six months ended 06/30/26	16.58	0.09	1.75	1.84	—	—	—	18.42	11.10	59,676	0.65 (f)	0.65 (f)	1.04 (f)	29
Year ended 12/31/25	14.98	0.20	2.07	2.27	(0.21)	(0.46)	(0.67)	16.58	15.15	51,311	0.66	0.66	1.23	32
Year ended 12/31/24	14.28	0.25	1.08	1.33	(0.31)	(0.32)	(0.63)	14.98	9.32	39,837	0.70	0.70	1.68	42
Year ended 12/31/23	12.88	0.22	1.48	1.70	(0.09)	(0.21)	(0.30)	14.28	13.23	33,327	0.68	0.68	1.59	24
Year ended 12/31/22	16.80	0.14	(3.33)	(3.19)	(0.16)	(0.57)	(0.73)	12.88	(19.04)	25,192	0.68	0.68	0.97	29
Year ended 12/31/21	15.76	0.10	1.97	2.07	(0.21)	(0.82)	(1.03)	16.80	13.24	26,032	0.70	0.70	0.58	19
Class S
Six months ended 06/30/26	16.69	0.12	1.76	1.88	—	—	—	18.57	11.26	17,673	0.30 (f)	0.30 (f)	1.39 (f)	29
Year ended 12/31/25	15.02	0.25	2.09	2.34	(0.21)	(0.46)	(0.67)	16.69	15.57	16,944	0.31	0.31	1.58	32
Year ended 12/31/24	14.35	0.31	1.09	1.40	(0.41)	(0.32)	(0.73)	15.02	9.78	17,329	0.35	0.35	2.03	42
Year ended 12/31/23	12.91	0.26	1.48	1.74	(0.09)	(0.21)	(0.30)	14.35	13.51	18,291	0.33	0.33	1.94	24
Year ended 12/31/22	16.82	0.19	(3.33)	(3.14)	(0.20)	(0.57)	(0.77)	12.91	(18.68)	17,951	0.33	0.33	1.32	29
Year ended 12/31/21	15.78	0.16	1.97	2.13	(0.27)	(0.82)	(1.09)	16.82	13.62	24,254	0.35	0.35	0.93	19
Class Y
Six months ended 06/30/26	16.68	0.13	1.76	1.89	—	—	—	18.57	11.33	17,299	0.15 (f)	0.15 (f)	1.54 (f)	29
Year ended 12/31/25	14.98	0.28	2.09	2.37	(0.21)	(0.46)	(0.67)	16.68	15.82	15,079	0.16	0.16	1.73	32
Year ended 12/31/24	14.35	0.33	1.08	1.41	(0.46)	(0.32)	(0.78)	14.98	9.81	13,608	0.20	0.20	2.18	42
Year ended 12/31/23	12.88	0.28	1.49	1.77	(0.09)	(0.21)	(0.30)	14.35	13.77	12,767	0.18	0.18	2.09	24
Year ended 12/31/22	16.79	0.21	(3.32)	(3.11)	(0.23)	(0.57)	(0.80)	12.88	(18.59)	11,673	0.18	0.18	1.47	29
Year ended 12/31/21	15.75	0.19	1.97	2.16	(0.30)	(0.82)	(1.12)	16.79	13.82	14,854	0.20	0.20	1.08	19
Class R5
Six months ended 06/30/26	16.84	0.13	1.79	1.92	—	—	—	18.76	11.40	75	0.14 (f)	0.14 (f)	1.55 (f)	29
Year ended 12/31/25	15.12	0.28	2.11	2.39	(0.21)	(0.46)	(0.67)	16.84	15.80	67	0.14	0.14	1.75	32
Year ended 12/31/24	14.48	0.34	1.09	1.43	(0.47)	(0.32)	(0.79)	15.12	9.87	59	0.16	0.16	2.22	42
Year ended 12/31/23	12.99	0.29	1.50	1.79	(0.09)	(0.21)	(0.30)	14.48	13.81	54	0.14	0.14	2.13	24
Year ended 12/31/22	16.93	0.22	(3.36)	(3.14)	(0.23)	(0.57)	(0.80)	12.99	(18.57)	45	0.13	0.13	1.52	29
Year ended 12/31/21	15.88	0.19	1.99	2.18	(0.31)	(0.82)	(1.13)	16.93	13.84	49	0.14	0.14	1.14	19
Class R6
Six months ended 06/30/26	16.85	0.14	1.79	1.93	—	—	—	18.78	11.45	3,369	0.07 (f)	0.07 (f)	1.62 (f)	29
Year ended 12/31/25	15.13	0.30	2.09	2.39	(0.21)	(0.46)	(0.67)	16.85	15.79	3,057	0.06	0.06	1.83	32
Year ended 12/31/24	14.49	0.35	1.10	1.45	(0.49)	(0.32)	(0.81)	15.13	10.02	487	0.09	0.09	2.29	42
Year ended 12/31/23	12.99	0.30	1.50	1.80	(0.09)	(0.21)	(0.30)	14.49	13.89	804	0.07	0.07	2.20	24
Year ended 12/31/22	16.93	0.22	(3.36)	(3.14)	(0.23)	(0.57)	(0.80)	12.99	(18.57)	118	0.13	0.13	1.52	29
Year ended 12/31/21	15.88	0.22	1.97	2.19	(0.32)	(0.82)	(1.14)	16.93	13.95	594	0.05	0.05	1.23	19

(a)	Calculated using average shares outstanding.
(b)
Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds 0.49%, 0.49%, 0.52%, 0.52%, 0.54% and 0.54% for the six months ended June 30, 2026 and for the years ended
December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: Growth Investor Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.
The Fund is a “fund of funds,” and may invest its assets in underlying open-end and closed-end funds (including unlisted interval funds) advised by Invesco Advisers, Inc. ("Invesco" or the "Adviser"), including exchange-traded funds ("ETFs"), and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital"), or underlying open-end and closed-end funds, including ETFs, and other pooled investment vehicles advised by unaffiliated advisers (the "underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
8
Invesco Select Risk: Growth Investor Fund

Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in
9
Invesco Select Risk: Growth Investor Fund

short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which an underlying Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent an underlying Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact an underlying Fund’s returns, unless an underlying Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which an underlying Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent an underlying Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
An underlying Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
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Invesco Select Risk: Growth Investor Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2026, IDI advised the Fund that IDI retained $61,151 in front-end sales commissions from the sale of Class A shares and $6,691 and $408 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,124,684,920	$—	$—	$1,124,684,920
Money Market Funds	2,524,563	338,484	—	2,863,047
Total Investments in Securities	1,127,209,483	338,484	—	1,127,547,967
Other Investments - Assets*
Futures Contracts	195,020	—	—	195,020
Total Investments	$1,127,404,503	$338,484	$—	$1,127,742,987

*	Unrealized appreciation.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
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Invesco Select Risk: Growth Investor Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$195,020
Derivatives not subject to master netting agreements	(195,020)
Total Derivative Assets subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(499,110)
Change in Net Unrealized Appreciation:
Futures contracts	195,020
Total	$(304,090)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$27,526,042

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $311,204,933 and $333,234,997, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$238,209,211
Aggregate unrealized (depreciation) of investments	(10,021,862)
Net unrealized appreciation of investments	$228,187,349
Cost of investments for tax purposes is $899,555,638.
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Invesco Select Risk: Growth Investor Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	3,229,798	$56,387,178	5,365,479	$85,240,341
Class C	259,339	4,406,281	441,445	6,859,612
Class R	371,689	6,457,156	822,399	13,016,678
Class S	3,466	60,197	12,895	204,298
Class Y	228,249	3,948,574	313,789	5,050,527
Class R5	1,479	24,917	-	-
Class R6	3,960	69,414	156,349	2,623,272
Issued as reinvestment of dividends:
Class A	-	-	2,051,426	34,033,165
Class C	-	-	94,863	1,533,936
Class R	-	-	119,973	1,977,150
Class S	-	-	39,146	649,042
Class Y	-	-	30,051	497,942
Class R5	-	-	119	1,996
Class R6	-	-	6,815	114,086
Automatic conversion of Class C shares to Class A shares:
Class A	130,242	2,271,192	282,040	4,499,165
Class C	(133,923)	(2,271,192)	(288,107)	(4,499,165)
Reacquired:
Class A	(5,124,414)	(89,369,994)	(10,017,170)	(159,279,943)
Class C	(203,994)	(3,469,779)	(439,327)	(6,725,158)
Class R	(225,520)	(3,921,612)	(507,816)	(8,084,878)
Class S	(67,044)	(1,195,725)	(190,691)	(3,001,608)
Class Y	(200,941)	(3,426,197)	(347,688)	(5,555,169)
Class R5	(1,491)	(24,935)	(11)	(179)
Class R6	(5,898)	(101,259)	(13,961)	(227,859)
Net increase (decrease) in share activity	(1,735,003)	$(30,155,784)	(2,067,982)	$(31,072,749)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Select Risk: Growth Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Growth Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the  annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that
Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Growth Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and in the fifth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds,
14
Invesco Select Risk: Growth Investor Fund

including its relative exposure to certain equity markets and investing styles as well as to certain segments of the fixed income asset class, negatively impacted Fund performance. The Board considered that the Fund underwent a change in investment process in 2024. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D.
Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
15
Invesco Select Risk: Growth Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco Select Risk: Growth Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
GAL-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco Select Risk: High Growth Investor Fund
Nasdaq:
A: OAAIX ■ C: OCAIX ■ R: ONAIX ■ Y: OYAIX ■ R5: PXQIX ■ R6: PXGGX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2026
(Unaudited)
Invesco Select Risk: High Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.04%(a)
	% of Net Assets 06/30/26	Value 12/31/25	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/26	Value 06/30/26
Alternative Funds–0.06%
Invesco Dynamic Credit Opportunity Fund, Class R6	0.06%	$557,594	$28,159	$—	$(41,776)	$—	$28,162	56,605	$543,977
Invesco Global Real Estate Income Fund, Class R6	—	11,999,587	—	(13,036,718)	(694,205)	1,731,336	—	—	—
Total Alternative Funds		12,557,181	28,159	(13,036,718)	(735,981)	1,731,336	28,162		543,977
Domestic Equity Funds–49.51%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.80%	64,130,621	—	(55,466,073)	(5,474,744)	14,220,351	—	401,896	17,410,155
Invesco Main Street Small Cap Fund, Class R6	4.82%	64,709,730	570,357	(28,123,311)	1,410,153	8,085,331	—	1,730,425	46,652,260
Invesco NASDAQ 100 ETF	10.47%	124,248,468	8,240,772	(47,995,445)	5,693,886	11,233,344	237,193	334,756	101,421,025
Invesco Russell 1000® Dynamic Multifactor ETF	13.60%	144,374,572	—	(27,254,693)	9,634,387	5,012,171	567,408	1,922,475	131,766,437
Invesco S&P 500 Revenue ETF	17.06%	115,021,548	39,907,457	(5,254,320)	15,088,880	534,367	1,049,663	1,293,816	165,297,932
Invesco Value Opportunities Fund, Class R6	1.76%	52,007,760	—	(42,518,325)	(4,765,848)	12,343,902	—	573,312	17,067,489
Total Domestic Equity Funds		564,492,699	48,718,586	(206,612,167)	21,586,714	51,429,466	1,854,264		479,615,298
Fixed Income Funds–8.22%
Invesco Core Bond Fund, Class R6	2.40%	40,648,368	611,032	(17,749,629)	(636,194)	379,504	611,021	4,137,559	23,253,081
Invesco Core Plus Bond Fund, Class R6	1.27%	21,432,201	341,990	(9,343,468)	(21,532)	(64,631)	341,984	1,338,889	12,344,560
Invesco Emerging Markets Sovereign Debt ETF	0.46%	1,510,114	3,026,130	—	(59,630)	—	115,410	206,772	4,476,614
Invesco Equal Weight 0-30 Year Treasury ETF	1.43%	—	18,877,868	(4,526,573)	(449,480)	(104,022)	222,838	508,206	13,797,793
Invesco Floating Rate ESG Fund, Class R6	0.55%	3,917,702	1,751,167	(225,687)	(115,013)	(15,846)	191,072	847,260	5,312,323
Invesco High Yield Fund, Class R6	0.77%	5,968,749	1,868,438	(262,414)	(77,396)	(3,465)	236,982	2,122,921	7,493,912
Invesco Short Term Treasury ETF	0.83%	—	10,731,655	(2,687,998)	(16,721)	(3,617)	131,271	76,000	8,023,319
Invesco Variable Rate Investment Grade ETF	0.51%	6,197,667	335,214	(1,637,362)	(1,552)	(7,874)	127,153	194,898	4,886,093
Total Fixed Income Funds		79,674,801	37,543,494	(36,433,131)	(1,377,518)	180,049	1,977,731		79,587,695
International and Global Equity Funds–41.91%
Invesco Developing Markets Fund, Class R6	5.54%	24,282,817	28,021,099	(4,105,728)	6,478,821	(1,000,227)	—	1,356,159	53,676,782
Invesco Global Fund, Class R6	13.65%	80,633,142	42,765,055	(4,854,490)	13,382,075	344,913	—	1,343,668	132,270,695
Invesco International Developed Dynamic Multifactor ETF(b)	7.91%	31,876,313	41,999,414	(3,125,991)	5,251,276	584,434	1,076,448	2,230,211	76,585,446
Invesco International Growth Fund, Class R6	0.00%	13,972,433	—	(14,066,453)	3,561,070	(3,467,034)	—	1	16
Invesco International Small-Mid Company Fund, Class R6	7.77%	42,289,029	33,291,538	—	(346,683)	—	—	2,124,651	75,233,884
Invesco RAFI Developed Markets ex-U.S. ETF	7.04%	37,397,682	26,649,283	(2,304,299)	5,561,804	862,676	1,053,436	901,205	68,167,146
Total International and Global Equity Funds		230,451,416	172,726,389	(28,456,961)	33,888,363	(2,675,238)	2,129,884		405,933,969
Money Market Funds–0.34%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(c)	0.12%	2,317,034	12,290,743	(13,437,930)	—	—	19,121	1,169,847	1,169,847
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)	0.22%	4,313,669	22,825,665	(24,965,461)	—	—	35,308	2,173,873	2,173,873
Total Money Market Funds		6,630,703	35,116,408	(38,403,391)	—	—	54,429		3,343,720
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $716,610,521)	100.04%	893,806,800	294,133,036	(322,942,368)	53,361,578	50,665,613	6,044,470		969,024,659

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.09%
Invesco Private Government Fund, 3.62%(c)(d)	0.02%	513,250	86,495,282	(86,764,251)	—	—	30,842 (e)	244,281	244,281
Invesco Private Prime Fund, 3.77%(c)(d)	0.07%	1,334,529	221,436,937	(222,138,424)	(60)	1,008	84,193 (e)	633,926	633,990
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $878,331)	0.09%	1,847,779	307,932,219	(308,902,675)	(60)	1,008	115,035		878,271
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $717,488,852)	100.13%	$895,654,579	$602,065,255	$(631,845,043)	$53,361,518	$50,666,621	$6,159,505		$969,902,930
OTHER ASSETS LESS LIABILITIES	(0.13)%								(1,256,988)
NET ASSETS	100.00%								$968,645,942
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: High Growth Investor Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2026.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(e)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: High Growth Investor Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $717,488,852)*	$969,902,930
Cash	10,000
Receivable for:
Dividends - affiliated underlying funds	227,878
Fund shares sold	316,560
Investment for trustee deferred compensation and retirement plans	62,917
Other assets	91,361
Total assets	970,611,646
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	212,686
Fund shares reacquired	444,568
Collateral upon return of securities loaned	878,331
Accrued fees to affiliates	335,463
Accrued trustees’ and officers’ fees and benefits	4,543
Accrued other operating expenses	27,196
Trustee deferred compensation and retirement plans	62,917
Total liabilities	1,965,704
Net assets applicable to shares outstanding	$968,645,942
Net assets consist of:
Shares of beneficial interest	$618,370,253
Distributable earnings	350,275,689
$968,645,942
Net Assets:
Class A	$760,715,835
Class C	$69,143,197
Class R	$124,411,228
Class Y	$13,839,321
Class R5	$10,616
Class R6	$525,745
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	43,187,043
Class C	4,142,550
Class R	7,084,856
Class Y	776,643
Class R5	602
Class R6	29,829
Class A:
Net asset value per share	$17.61
Maximum offering price per share (Net asset value of $17.61 ÷ 94.50%)	$18.63
Class C:
Net asset value and offering price per share	$16.69
Class R:
Net asset value and offering price per share	$17.56
Class Y:
Net asset value and offering price per share	$17.82
Class R5:
Net asset value and offering price per share	$17.63
Class R6:
Net asset value and offering price per share	$17.63

*	At June 30, 2026, security with a value of $862,938 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: High Growth Investor Fund

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $31,821)	$6,076,291
Expenses:
Custodian fees	667
Distribution fees:
Class A	869,529
Class C	332,705
Class R	290,903
Transfer agent fees— A, C, R and Y	394,841
Transfer agent fees — R5	1
Transfer agent fees — R6	62
Trustees’ and officers’ fees and benefits	14,049
Registration and filing fees	52,139
Reports to shareholders	22,786
Professional services fees	18,536
Other	8,398
Total expenses	2,004,616
Net investment income	4,071,675
Realized and unrealized gain from
Net realized gain from affiliated underlying fund shares	50,666,621
Change in net unrealized appreciation of affiliated underlying fund shares	53,361,518
Net realized and unrealized gain	104,028,139
Net increase in net assets resulting from operations	$108,099,814
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: High Growth Investor Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$4,071,675	$8,755,851
Net realized gain	50,666,621	60,125,322
Change in net unrealized appreciation	53,361,518	59,299,065
Net increase in net assets resulting from operations	108,099,814	128,180,238
Distributions to shareholders from distributable earnings:
Class A	—	(35,330,024)
Class C	—	(3,038,904)
Class R	—	(5,443,150)
Class Y	—	(688,261)
Class R5	—	(529)
Class R6	—	(28,185)
Total distributions from distributable earnings	—	(44,529,053)
Share transactions–net:
Class A	(25,373,570)	(7,893,137)
Class C	(4,184,096)	(6,612,969)
Class R	(2,869,519)	7,732,678
Class Y	(836,095)	(3,413,668)
Class R6	(66,922)	65,200
Net increase (decrease) in net assets resulting from share transactions	(33,330,202)	(10,121,896)
Net increase in net assets	74,769,612	73,529,289
Net assets:
Beginning of period	893,876,330	820,347,041
End of period	$968,645,942	$893,876,330
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: High Growth Investor Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Six months ended 06/30/26	$15.67	$0.08	$1.86	$1.94	$—	$—	$—	$17.61	12.38%(e)	$760,716	0.36%(e)(f)	0.36%(e)(f)	0.97%(e)(f)	28%
Year ended 12/31/25	14.19	0.17	2.14	2.31	(0.21)	(0.62)	(0.83)	15.67	16.34 (e)	700,934	0.34 (e)	0.35 (e)	1.14 (e)	33
Year ended 12/31/24	13.56	0.22	1.23	1.45	(0.30)	(0.52)	(0.82)	14.19	10.68 (e)	643,128	0.38 (e)	0.39 (e)	1.56 (e)	41
Year ended 12/31/23	12.14	0.19	1.57	1.76	(0.14)	(0.20)	(0.34)	13.56	14.60 (e)	625,248	0.37 (e)	0.37 (e)	1.51 (e)	25
Year ended 12/31/22	16.11	0.14	(3.29)	(3.15)	(0.15)	(0.67)	(0.82)	12.14	(19.59)(e)	570,009	0.38 (e)	0.38 (e)	1.02 (e)	27
Year ended 12/31/21	15.01	0.10	2.14	2.24	(0.28)	(0.86)	(1.14)	16.11	15.06 (e)	736,134	0.39 (e)	0.39 (e)	0.62 (e)	17
Class C
Six months ended 06/30/26	14.91	0.02	1.76	1.78	—	—	—	16.69	11.94	69,143	1.12 (f)	1.12 (f)	0.21 (f)	28
Year ended 12/31/25	13.53	0.05	2.04	2.09	(0.09)	(0.62)	(0.71)	14.91	15.53	65,710	1.10	1.11	0.38	33
Year ended 12/31/24	12.96	0.11	1.17	1.28	(0.19)	(0.52)	(0.71)	13.53	9.85	65,904	1.14	1.15	0.80	41
Year ended 12/31/23	11.62	0.09	1.49	1.58	(0.04)	(0.20)	(0.24)	12.96	13.69	71,198	1.13	1.13	0.75	25
Year ended 12/31/22	15.45	0.03	(3.15)	(3.12)	(0.04)	(0.67)	(0.71)	11.62	(20.19)	73,397	1.14	1.14	0.26	27
Year ended 12/31/21	14.43	(0.02)	2.05	2.03	(0.15)	(0.86)	(1.01)	15.45	14.22	104,723	1.15	1.15	(0.14)	17
Class R
Six months ended 06/30/26	15.65	0.06	1.85	1.91	—	—	—	17.56	12.20	124,411	0.62 (f)	0.62 (f)	0.71 (f)	28
Year ended 12/31/25	14.16	0.13	2.15	2.28	(0.17)	(0.62)	(0.79)	15.65	16.16	113,590	0.60	0.61	0.88	33
Year ended 12/31/24	13.54	0.19	1.21	1.40	(0.26)	(0.52)	(0.78)	14.16	10.34	95,723	0.64	0.65	1.30	41
Year ended 12/31/23	12.12	0.16	1.57	1.73	(0.11)	(0.20)	(0.31)	13.54	14.34	85,557	0.63	0.63	1.25	25
Year ended 12/31/22	16.09	0.10	(3.29)	(3.19)	(0.11)	(0.67)	(0.78)	12.12	(19.83)	72,465	0.64	0.64	0.76	27
Year ended 12/31/21	14.99	0.06	2.13	2.19	(0.23)	(0.86)	(1.09)	16.09	14.79	87,346	0.65	0.65	0.36	17
Class Y
Six months ended 06/30/26	15.83	0.10	1.89	1.99	—	—	—	17.82	12.57	13,839	0.12 (f)	0.12 (f)	1.21 (f)	28
Year ended 12/31/25	14.32	0.21	2.17	2.38	(0.25)	(0.62)	(0.87)	15.83	16.66	13,102	0.10	0.11	1.38	33
Year ended 12/31/24	13.68	0.26	1.24	1.50	(0.34)	(0.52)	(0.86)	14.32	10.92	15,150	0.14	0.15	1.80	41
Year ended 12/31/23	12.24	0.23	1.59	1.82	(0.18)	(0.20)	(0.38)	13.68	14.91	14,276	0.13	0.13	1.75	25
Year ended 12/31/22	16.24	0.17	(3.32)	(3.15)	(0.18)	(0.67)	(0.85)	12.24	(19.42)	12,716	0.14	0.14	1.26	27
Year ended 12/31/21	15.12	0.14	2.16	2.30	(0.32)	(0.86)	(1.18)	16.24	15.37	12,553	0.15	0.15	0.86	17
Class R5
Six months ended 06/30/26	15.67	0.10	1.86	1.96	—	—	—	17.63	12.51	11	0.05 (f)	0.05 (f)	1.28 (f)	28
Year ended 12/31/25	14.18	0.22	2.14	2.36	(0.25)	(0.62)	(0.87)	15.67	16.75	9	0.05	0.05	1.43	33
Year ended 12/31/24	13.55	0.27	1.23	1.50	(0.35)	(0.52)	(0.87)	14.18	11.03	9	0.07	0.07	1.87	41
Year ended 12/31/23	12.12	0.23	1.59	1.82	(0.19)	(0.20)	(0.39)	13.55	15.07	29	0.05	0.05	1.83	25
Year ended 12/31/22	16.09	0.17	(3.28)	(3.11)	(0.19)	(0.67)	(0.86)	12.12	(19.38)	7	0.11	0.11	1.29	27
Year ended 12/31/21	14.99	0.16	2.13	2.29	(0.33)	(0.86)	(1.19)	16.09	15.48	10	0.06	0.06	0.95	17
Class R6
Six months ended 06/30/26	15.66	0.10	1.87	1.97	—	—	—	17.63	12.58	526	0.05 (f)	0.05 (f)	1.28 (f)	28
Year ended 12/31/25	14.17	0.22	2.14	2.36	(0.25)	(0.62)	(0.87)	15.66	16.76	531	0.05	0.05	1.43	33
Year ended 12/31/24	13.54	0.27	1.23	1.50	(0.35)	(0.52)	(0.87)	14.17	11.05	433	0.06	0.06	1.88	41
Year ended 12/31/23	12.12	0.24	1.57	1.81	(0.19)	(0.20)	(0.39)	13.54	14.99	209	0.05	0.05	1.83	25
Year ended 12/31/22	16.09	0.19	(3.30)	(3.11)	(0.19)	(0.67)	(0.86)	12.12	(19.38)	15	0.10	0.11	1.30	27
Year ended 12/31/21	14.99	0.16	2.13	2.29	(0.33)	(0.86)	(1.19)	16.09	15.48	359	0.06	0.06	0.95	17

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds was 0.50%, 0.50%, 0.53%, 0.53%, 0.55% and 0.55% for the six months ended June 30, 2026 and the years ended
December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: High Growth Investor Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Select Risk: High Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds,” and may invest its assets in underlying open-end and closed-end funds (including unlisted interval funds) advised by Invesco Advisers, Inc. ("Invesco" or the "Adviser"), including exchange-traded funds ("ETFs"), and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital"), or underlying open-end and closed-end funds, including ETFs, and other pooled investment vehicles advised by unaffiliated advisers (the "underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
8
Invesco Select Risk: High Growth Investor Fund

Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in
9
Invesco Select Risk: High Growth Investor Fund

short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which an underlying Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer
10
Invesco Select Risk: High Growth Investor Fund

restrictions and higher transactional costs. To the extent an underlying Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact an underlying Fund’s returns, unless an underlying Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which an underlying Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent an underlying Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
An underlying Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
Effective May 1, 2026, the Adviser has contractually agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25%, and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to May 1, 2026, the Adviser had agreed to to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.45%, 1.20%, 0.70%, 0.20%, 0.20%, and 0.20%, respectively. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2026, IDI advised the Fund that IDI retained $57,363 in front-end sales commissions from the sale of Class A shares and $0 and $713 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
11
Invesco Select Risk: High Growth Investor Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$965,680,939	$—	$—	$965,680,939
Money Market Funds	3,343,720	878,271	—	4,221,991
Total Investments	$969,024,659	$878,271	$—	$969,902,930
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $259,016,628 and $284,538,977, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$251,643,691
Aggregate unrealized (depreciation) of investments	(830,789)
Net unrealized appreciation of investments	$250,812,902
Cost of investments for tax purposes is $719,090,028.
12
Invesco Select Risk: High Growth Investor Fund

NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,861,520	$30,657,013	3,834,915	$57,649,853
Class C	322,464	5,060,025	818,167	11,635,825
Class R	504,082	8,280,880	1,182,526	17,717,121
Class Y	164,219	2,731,662	255,492	3,935,256
Class R6	2,833	46,626	30,342	447,187
Issued as reinvestment of dividends:
Class A	-	-	2,233,608	34,754,935
Class C	-	-	204,724	3,031,959
Class R	-	-	349,286	5,427,903
Class Y	-	-	37,801	594,236
Class R6	-	-	1,773	27,571
Automatic conversion of Class C shares to Class A shares:
Class A	220,187	3,641,235	439,278	6,608,170
Class C	(231,972)	(3,641,235)	(462,045)	(6,608,170)
Reacquired:
Class A	(3,612,930)	(59,671,818)	(7,126,917)	(106,906,095)
Class C	(355,550)	(5,602,886)	(1,024,619)	(14,672,583)
Class R	(678,020)	(11,150,399)	(1,030,846)	(15,412,346)
Class Y	(215,047)	(3,567,757)	(523,854)	(7,943,160)
Class R6	(6,896)	(113,548)	(28,786)	(409,558)
Net increase (decrease) in share activity	(2,025,110)	$(33,330,202)	(809,155)	$(10,121,896)
13
Invesco Select Risk: High Growth Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: High Growth Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the  annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: High Growth Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund’s
14
Invesco Select Risk: High Growth Investor Fund

asset allocation achieved through investing in underlying affiliated funds, including its relative exposure to certain equity markets and investing styles as well as to certain segments of the fixed income asset class, negatively impacted Fund performance. The Board considered that the Fund underwent a change in investment process in 2024. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D.
Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and  investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
15
Invesco Select Risk: High Growth Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco Select Risk: High Growth Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-OPSGI-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco Select Risk: Moderate Investor Fund
Nasdaq:
A: OAMIX ■ C: OCMIX ■ R: ONMIX ■ S: PXMSX ■ Y: OYMIX ■ R5: PXMQX ■ R6: PXMMX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
15	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2026
(Unaudited)
Invesco Select Risk: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–100.03%(a)
	% of Net Assets 06/30/26	Value 12/31/25	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/26	Value 06/30/26
Alternative Funds–0.22%
Invesco Dynamic Credit Opportunity Fund, Class R6	0.22%	$4,412,718	$222,848	$—	$(330,615)	$—	$222,871	447,966	$4,304,951
Invesco Global Real Estate Income Fund, Class R6	—	46,812,188	—	(50,860,704)	(1,032,236)	5,080,752	—	—	—
Total Alternative Funds		51,224,906	222,848	(50,860,704)	(1,362,851)	5,080,752	222,871		4,304,951
Domestic Equity Funds–35.03%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.27%	89,271,494	—	(76,927,331)	(10,211,574)	22,431,754	—	567,044	24,564,343
Invesco Main Street Small Cap Fund, Class R6	3.41%	89,975,289	1,194,526	(38,489,196)	831,107	12,480,001	—	2,447,764	65,991,727
Invesco NASDAQ 100 ETF	7.59%	176,543,471	11,236,389	(66,228,270)	9,356,962	15,921,920	337,363	484,637	146,830,472
Invesco Russell 1000® Dynamic Multifactor ETF	9.28%	202,422,031	—	(43,462,594)	10,829,919	9,799,700	790,053	2,620,208	179,589,056
Invesco S&P 500 Revenue ETF	12.23%	158,910,199	66,575,990	(11,768,935)	21,943,994	948,483	1,492,950	1,851,986	236,609,731
Invesco Value Opportunities Fund, Class R6	1.25%	74,346,084	317,371	(61,217,731)	(7,090,118)	17,725,230	—	808,896	24,080,836
Total Domestic Equity Funds		791,468,568	79,324,276	(298,094,057)	25,660,290	79,307,088	2,620,366		677,666,165
Exchange-Traded Funds–4.47%
Invesco Managed Futures Strategy ETF	4.47%	80,183,629	5,665,458	(8,686,805)	8,806,303	531,247	—	1,688,131	86,499,832
Fixed Income Funds–30.77%
Invesco Core Bond Fund, Class R6	8.98%	284,326,371	14,495,675	(123,429,979)	(4,683,802)	2,964,303	4,326,956	30,902,592	173,672,568
Invesco Core Plus Bond Fund, Class R6	4.62%	149,952,696	4,977,123	(64,897,997)	11,186,650	(11,785,548)	2,408,249	9,699,883	89,432,924
Invesco Emerging Markets Sovereign Debt ETF	0.63%	11,154,120	20,590,814	(18,831,736)	(27,391)	(616,968)	532,633	566,690	12,268,839
Invesco Equal Weight 0-30 Year Treasury ETF	5.84%	22,305,665	113,744,158	(19,503,688)	(1,476,134)	(2,039,555)	1,805,791	4,163,184	113,030,446
Invesco Floating Rate ESG Fund, Class R6	1.91%	29,574,841	9,801,671	(1,535,407)	(840,615)	(101,113)	1,350,834	5,885,068	36,899,377
Invesco High Yield Fund, Class R6	2.73%	44,625,992	10,465,006	(1,796,563)	(557,029)	(18,762)	1,690,623	14,934,460	52,718,644
Invesco Short Term Treasury ETF	3.55%	—	77,471,024	(8,649,851)	(137,866)	(14,244)	1,011,091	650,460	68,669,063
Invesco Variable Rate Investment Grade ETF	2.51%	46,558,794	4,543,217	(2,559,923)	(87,603)	29,742	1,058,823	1,933,954	48,484,227
Total Fixed Income Funds		588,498,479	256,088,688	(241,205,144)	3,376,210	(11,582,145)	14,185,000		595,176,088
International and Global Equity Funds–28.98%
Invesco Developing Markets Fund, Class R6	3.68%	34,736,694	37,954,515	(9,450,842)	9,746,339	(1,834,582)	—	1,797,679	71,152,124
Invesco Global Fund, Class R6	9.08%	113,600,782	62,478,535	(19,349,196)	18,142,722	687,919	—	1,783,429	175,560,762
Invesco International Developed Dynamic Multifactor ETF	6.06%	44,376,882	68,214,135	(3,910,319)	7,971,638	641,737	1,570,560	3,415,669	117,294,073
Invesco International Growth Fund, Class R6	0.00%	20,706,324	—	(20,845,657)	5,321,395	(5,182,040)	—	1	22
Invesco International Small-Mid Company Fund, Class R6	5.19%	59,440,691	41,561,842	—	(515,194)	—	—	2,837,824	100,487,339
Invesco RAFI Developed Markets ex-U.S. ETF(b)	4.97%	53,931,804	38,101,129	(4,859,278)	7,475,143	1,508,930	1,479,284	1,271,255	96,157,728
Total International and Global Equity Funds		326,793,177	248,310,156	(58,415,292)	48,142,043	(4,178,036)	3,049,844		560,652,048
Money Market Funds–0.56%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(c)	0.20%	3,764,196	25,959,600	(25,948,406)	—	—	34,063	3,775,390	3,775,390
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)	0.36%	6,756,927	48,210,685	(47,961,055)	—	—	59,869	7,006,557	7,006,557
Total Money Market Funds		10,521,123	74,170,285	(73,909,461)	—	—	93,932		10,781,947
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,572,455,503)	100.03%	1,848,689,882	663,781,711	(731,171,463)	84,621,995	69,158,906	20,172,013		1,935,081,031
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.03%(a)
	% of Net Assets 06/30/26	Value 12/31/25	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/26	Value 06/30/26

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.62%(c)(d)	0.00%	$3,168,981	$145,210,968	$(148,377,418)	$—	$—	$51,275 (e)	2,531	$2,531
Invesco Private Prime Fund, 3.77%(c)(d)	0.00%	8,896,890	360,874,301	(369,773,597)	—	7,834	144,877 (e)	5,428	5,428
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,959)	0.00%	12,065,871	506,085,269	(518,151,015)	—	7,834	196,152		7,959
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,572,463,462)	100.03%	$1,860,755,753	$1,169,866,980	$(1,249,322,478)	$84,621,995	$69,166,740	$20,368,165		$1,935,088,990
OTHER ASSETS LESS LIABILITIES	(0.03)%								(500,543)
NET ASSETS	100.00%								$1,934,588,447
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2026.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(e)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 10 Year Notes	917	September-2026	$100,769,703	$715,333	$715,333
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: Moderate Investor Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $1,572,463,462)*	$1,935,088,990
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	1,891,313
Cash	10,000
Receivable for:
Fund shares sold	758,410
Dividends - affiliated underlying funds	1,568,831
Investment for trustee deferred compensation and retirement plans	204,807
Other assets	115,307
Total assets	1,939,637,658
Liabilities:
Other investments:
Variation margin payable - futures contracts	276,779
Payable for:
Investments purchased - affiliated underlying funds	1,544,165
Dividends	832
Fund shares reacquired	2,257,235
Collateral upon return of securities loaned	7,959
Accrued fees to affiliates	702,186
Accrued trustees’ and officers’ fees and benefits	7,925
Accrued other operating expenses	41,712
Trustee deferred compensation and retirement plans	210,418
Total liabilities	5,049,211
Net assets applicable to shares outstanding	$1,934,588,447
Net assets consist of:
Shares of beneficial interest	$1,428,171,822
Distributable earnings	506,416,625
$1,934,588,447
Net Assets:
Class A	$1,579,388,941
Class C	$124,634,971
Class R	$180,121,230
Class S	$19,177,867
Class Y	$26,758,033
Class R5	$286,687
Class R6	$4,220,718
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	119,868,282
Class C	9,762,413
Class R	13,822,723
Class S	1,453,774
Class Y	2,009,630
Class R5	21,739
Class R6	319,947
Class A:
Net asset value per share	$13.18
Maximum offering price per share (Net asset value of $13.18 ÷ 94.50%)	$13.95
Class C:
Net asset value and offering price per share	$12.77
Class R:
Net asset value and offering price per share	$13.03
Class S:
Net asset value and offering price per share	$13.19
Class Y:
Net asset value and offering price per share	$13.31
Class R5:
Net asset value and offering price per share	$13.19
Class R6:
Net asset value and offering price per share	$13.19

*	At June 30, 2026, security with a value of $7,564 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: Moderate Investor Fund

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $30,666)	$20,202,679
Expenses:
Custodian fees	1,631
Distribution fees:
Class A	1,834,937
Class C	623,218
Class R	428,105
Class S	13,852
Transfer agent fees— A, C, R, S and Y	850,630
Transfer agent fees — R5	152
Transfer agent fees — R6	571
Trustees’ and officers’ fees and benefits	17,505
Registration and filing fees	65,677
Reports to shareholders	44,926
Professional services fees	20,039
Other	14,079
Total expenses	3,915,322
Net investment income	16,287,357
Realized and unrealized gain (loss) from
Net realized gain (loss) from:
Affiliated underlying fund shares	69,166,740
Futures contracts	(1,829,819)
67,336,921
Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	84,621,995
Foreign currencies	(2)
Futures contracts	715,333
85,337,326
Net realized and unrealized gain	152,674,247
Net increase in net assets resulting from operations	$168,961,604
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: Moderate Investor Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$16,287,357	$36,590,402
Net realized gain	67,336,921	80,646,825
Change in net unrealized appreciation	85,337,326	106,171,648
Net increase in net assets resulting from operations	168,961,604	223,408,875
Distributions to shareholders from distributable earnings:
Class A	—	(64,867,101)
Class C	—	(4,691,341)
Class R	—	(6,821,669)
Class S	—	(803,451)
Class Y	—	(1,117,016)
Class R5	—	(18,541)
Class R6	—	(175,740)
Total distributions from distributable earnings	—	(78,494,859)
Share transactions–net:
Class A	(65,607,881)	(65,842,838)
Class C	(12,566,089)	(16,957,770)
Class R	(2,588,490)	(814,620)
Class S	(810,325)	(1,472,057)
Class Y	(1,095,040)	(2,754,191)
Class R5	(155,877)	49,963
Class R6	9,573	878,768
Net increase (decrease) in net assets resulting from share transactions	(82,814,129)	(86,912,745)
Net increase in net assets	86,147,475	58,001,271
Net assets:
Beginning of period	1,848,440,972	1,790,439,701
End of period	$1,934,588,447	$1,848,440,972
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: Moderate Investor Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Six months ended 06/30/26	$12.04	$0.11	$1.03	$1.14	$—	$—	$—	$13.18	9.47%(e)	$1,579,389	0.35%(e)(f)	0.35%(e)(f)	1.81%(e)(f)	31%
Year ended 12/31/25	11.11	0.25	1.22	1.47	(0.33)	(0.21)	(0.54)	12.04	13.27 (e)	1,506,654	0.35 (e)	0.35 (e)	2.10 (e)	29
Year ended 12/31/24	10.63	0.28	0.59	0.87	(0.39)	—	(0.39)	11.11	8.21 (e)	1,454,389	0.36 (e)	0.37 (e)	2.56 (e)	42
Year ended 12/31/23	9.58	0.24	0.93	1.17	(0.12)	—	(0.12)	10.63	12.24 (e)	1,457,946	0.37 (e)	0.37 (e)	2.42 (e)	28
Year ended 12/31/22	12.15	0.17	(2.32)	(2.15)	(0.16)	(0.26)	(0.42)	9.58	(17.73)(e)	1,393,169	0.37 (e)	0.37 (e)	1.58 (e)	22
Year ended 12/31/21	11.95	0.13	1.06	1.19	(0.26)	(0.73)	(0.99)	12.15	10.11 (e)	1,801,506	0.35 (e)	0.38 (e)	1.01 (e)	32
Class C
Six months ended 06/30/26	11.71	0.06	1.00	1.06	—	—	—	12.77	9.05	124,635	1.11 (f)	1.11 (f)	1.05 (f)	31
Year ended 12/31/25	10.82	0.15	1.19	1.34	(0.24)	(0.21)	(0.45)	11.71	12.39	126,385	1.11	1.11	1.34	29
Year ended 12/31/24	10.35	0.19	0.58	0.77	(0.30)	—	(0.30)	10.82	7.46	132,972	1.12	1.13	1.80	42
Year ended 12/31/23	9.33	0.16	0.90	1.06	(0.04)	—	(0.04)	10.35	11.37	152,483	1.13	1.13	1.66	28
Year ended 12/31/22	11.84	0.08	(2.25)	(2.17)	(0.08)	(0.26)	(0.34)	9.33	(18.38)	162,701	1.13	1.13	0.82	22
Year ended 12/31/21	11.66	0.03	1.04	1.07	(0.16)	(0.73)	(0.89)	11.84	9.33	233,536	1.11	1.14	0.25	32
Class R
Six months ended 06/30/26	11.93	0.10	1.00	1.10	—	—	—	13.03	9.22	180,121	0.61 (f)	0.61 (f)	1.55 (f)	31
Year ended 12/31/25	11.01	0.21	1.22	1.43	(0.30)	(0.21)	(0.51)	11.93	13.01	167,345	0.61	0.61	1.84	29
Year ended 12/31/24	10.53	0.25	0.59	0.84	(0.36)	—	(0.36)	11.01	8.01	155,538	0.62	0.63	2.30	42
Year ended 12/31/23	9.50	0.22	0.90	1.12	(0.09)	—	(0.09)	10.53	11.84	147,026	0.63	0.63	2.16	28
Year ended 12/31/22	12.05	0.14	(2.30)	(2.16)	(0.13)	(0.26)	(0.39)	9.50	(17.94)	135,035	0.63	0.63	1.32	22
Year ended 12/31/21	11.85	0.09	1.07	1.16	(0.23)	(0.73)	(0.96)	12.05	9.92	161,076	0.61	0.64	0.75	32
Class S
Six months ended 06/30/26	12.05	0.12	1.02	1.14	—	—	—	13.19	9.46	19,178	0.26 (f)	0.26 (f)	1.90 (f)	31
Year ended 12/31/25	11.12	0.26	1.22	1.48	(0.34)	(0.21)	(0.55)	12.05	13.36	18,296	0.26	0.26	2.19	29
Year ended 12/31/24	10.63	0.29	0.60	0.89	(0.40)	—	(0.40)	11.12	8.41	18,276	0.27	0.28	2.65	42
Year ended 12/31/23	9.59	0.25	0.92	1.17	(0.13)	—	(0.13)	10.63	12.22	19,864	0.28	0.28	2.51	28
Year ended 12/31/22	12.16	0.18	(2.32)	(2.14)	(0.17)	(0.26)	(0.43)	9.59	(17.64)	19,994	0.28	0.28	1.67	22
Year ended 12/31/21	11.96	0.14	1.07	1.21	(0.28)	(0.73)	(1.01)	12.16	10.22	26,025	0.26	0.29	1.10	32
Class Y
Six months ended 06/30/26	12.16	0.13	1.02	1.15	—	—	—	13.31	9.46	26,758	0.11 (f)	0.11 (f)	2.05 (f)	31
Year ended 12/31/25	11.21	0.28	1.24	1.52	(0.36)	(0.21)	(0.57)	12.16	13.59	25,504	0.11	0.11	2.34	29
Year ended 12/31/24	10.72	0.31	0.60	0.91	(0.42)	—	(0.42)	11.21	8.50	26,230	0.12	0.13	2.80	42
Year ended 12/31/23	9.66	0.27	0.94	1.21	(0.15)	—	(0.15)	10.72	12.51	25,052	0.13	0.13	2.66	28
Year ended 12/31/22	12.25	0.19	(2.34)	(2.15)	(0.18)	(0.26)	(0.44)	9.66	(17.54)	25,613	0.13	0.13	1.82	22
Year ended 12/31/21	12.04	0.16	1.08	1.24	(0.30)	(0.73)	(1.03)	12.25	10.40	33,378	0.11	0.14	1.25	32
Class R5
Six months ended 06/30/26	12.04	0.13	1.02	1.15	—	—	—	13.19	9.55	287	0.12 (f)	0.12 (f)	2.04 (f)	31
Year ended 12/31/25	11.11	0.28	1.22	1.50	(0.36)	(0.21)	(0.57)	12.04	13.53	412	0.10	0.10	2.35	29
Year ended 12/31/24	10.62	0.31	0.60	0.91	(0.42)	—	(0.42)	11.11	8.58	333	0.12	0.12	2.80	42
Year ended 12/31/23	9.58	0.28	0.92	1.20	(0.16)	—	(0.16)	10.62	12.49	1,340	0.05	0.05	2.74	28
Year ended 12/31/22	12.15	0.20	(2.32)	(2.12)	(0.19)	(0.26)	(0.45)	9.58	(17.45)	9	0.05	0.05	1.90	22
Year ended 12/31/21	11.95	0.17	1.07	1.24	(0.31)	(0.73)	(1.04)	12.15	10.53	11	0.00	0.03	1.36	32
Class R6
Six months ended 06/30/26	12.04	0.13	1.02	1.15	—	—	—	13.19	9.55	4,221	0.05 (f)	0.05 (f)	2.11 (f)	31
Year ended 12/31/25	11.11	0.28	1.23	1.51	(0.37)	(0.21)	(0.58)	12.04	13.60	3,845	0.05	0.05	2.40	29
Year ended 12/31/24	10.62	0.32	0.60	0.92	(0.43)	—	(0.43)	11.11	8.66	2,701	0.05	0.05	2.87	42
Year ended 12/31/23	9.58	0.28	0.92	1.20	(0.16)	—	(0.16)	10.62	12.49	2,597	0.05	0.05	2.74	28
Year ended 12/31/22	12.15	0.20	(2.32)	(2.12)	(0.19)	(0.26)	(0.45)	9.58	(17.45)	2,061	0.05	0.05	1.90	22
Year ended 12/31/21	11.95	0.17	1.07	1.24	(0.31)	(0.73)	(1.04)	12.15	10.53	2,767	0.00	0.03	1.36	32

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds were 0.48%, 0.48%, 0.50%, 0.51%, 0.52% and 0.52% for the six months ended June 30, 2026 and the years ended
December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: Moderate Investor Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Moderate Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds,” and may invest its assets in underlying open-end and closed-end funds (including unlisted interval funds) advised by Invesco Advisers, Inc. ("Invesco" or the "Adviser"), including exchange-traded funds ("ETFs"), and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital"), or underlying open-end and closed-end funds, including ETFs, and other pooled investment vehicles advised by unaffiliated advisers (the "underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
8
Invesco Select Risk: Moderate Investor Fund

Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in
9
Invesco Select Risk: Moderate Investor Fund

short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
10
Invesco Select Risk: Moderate Investor Fund

M.
Collateral —To the extent the Trust has designated or segregated a security as collateral and that security is subsequently sold, it is the Trust’s practice to replace such collateral no later than the next business day.
N.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which an underlying Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent an underlying Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact an underlying Fund’s returns, unless an underlying Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which an underlying Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent an underlying Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
An underlying Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
Effective May 1, 2026, the Adviser has contractually agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S and Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.40% 1.25%, 1.25%, and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to May 1, 2026, the Adviser had agreed to to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S and Class Y, Class R5 and Class R6 shares to 0.47%, 1.22%, 0.72%, 0.37% 0.22%, 0.22%, and 0.22%, respectively. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period,
11
Invesco Select Risk: Moderate Investor Fund

up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C, Class R and Class S Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2026, IDI advised the Fund that IDI retained $77,976 in front-end sales commissions from the sale of Class A shares and $15,494 and $881 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,924,299,084	$—	$—	$1,924,299,084
Money Market Funds	10,781,947	7,959	—	10,789,906
Total Investments in Securities	1,935,081,031	7,959	—	1,935,088,990
Other Investments - Assets*
Futures Contracts	715,333	—	—	715,333
Total Investments	$1,935,796,364	$7,959	$—	$1,935,804,323

*	Unrealized appreciation.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$715,333
Derivatives not subject to master netting agreements	(715,333)
Total Derivative Assets subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
12
Invesco Select Risk: Moderate Investor Fund

Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$(1,829,819)	$-	$(1,829,819)
Change in Net Unrealized Appreciation:
Futures contracts	-	715,333	715,333
Total	$(1,829,819)	$715,333	$(1,114,486)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$100,965,521

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $589,611,426 and $657,262,002, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$363,284,186
Aggregate unrealized (depreciation) of investments	(9,288,223)
Net unrealized appreciation of investments	$353,995,963
Cost of investments for tax purposes is $1,581,808,360.
13
Invesco Select Risk: Moderate Investor Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	5,367,589	$67,355,488	10,774,201	$126,068,402
Class C	675,674	8,198,408	1,851,473	20,966,483
Class R	955,011	11,886,581	2,264,717	26,186,315
Class S	6,963	86,863	15,985	185,623
Class Y	373,939	4,726,763	783,946	9,427,847
Class R5	877	11,048	2,913	34,219
Class R6	13,931	177,111	75,804	876,292
Issued as reinvestment of dividends:
Class A	-	-	5,244,446	62,775,941
Class C	-	-	400,464	4,665,406
Class R	-	-	573,205	6,798,431
Class S	-	-	66,999	802,648
Class Y	-	-	78,049	943,438
Class R5	-	-	1,506	18,027
Class R6	-	-	14,484	173,375
Automatic conversion of Class C shares to Class A shares:
Class A	677,937	8,543,675	1,404,202	16,400,980
Class C	(698,626)	(8,543,675)	(1,446,847)	(16,400,980)
Reacquired:
Class A	(11,273,861)	(141,507,044)	(23,200,742)	(271,088,161)
Class C	(1,003,757)	(12,220,822)	(2,304,595)	(26,188,679)
Class R	(1,162,974)	(14,475,071)	(2,933,305)	(33,799,366)
Class S	(71,170)	(897,188)	(208,481)	(2,460,328)
Class Y	(462,219)	(5,821,803)	(1,103,894)	(13,125,476)
Class R5	(13,375)	(166,925)	(194)	(2,283)
Class R6	(13,357)	(167,538)	(14,089)	(170,899)
Net increase (decrease) in share activity	(6,627,418)	$(82,814,129)	(7,659,753)	$(86,912,745)

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

14
Invesco Select Risk: Moderate Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Moderate Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the  annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Moderate Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund’s
15
Invesco Select Risk: Moderate Investor Fund

asset allocation achieved through investing in underlying affiliated funds, including its relative exposure to certain equity markets and investing styles as well as to certain segments of the fixed income asset class, negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D.
Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
16
Invesco Select Risk: Moderate Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17
Invesco Select Risk: Moderate Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-OPSMI-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco Select Risk: Moderately Conservative Investor Fund
Nasdaq:
A: CAAMX ■ C: CACMX ■ R: CMARX ■ S: CMASX ■ Y: CAAYX ■ R5: CMAIX ■ R6: CNSSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2026
(Unaudited)
Invesco Select Risk: Moderately Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–99.91%(a)
	% of Net Assets 06/30/26	Value 12/31/25	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/26	Value 06/30/26
Alternative Funds–0.38%
Invesco Dynamic Credit Opportunity Fund, Class R6	0.38%	$1,069,737	$54,023	$—	$(80,148)	$—	$54,029	107,654	$1,043,612
Invesco Global Real Estate Income Fund, Class R6	—	6,873,391	—	(7,467,826)	(598,591)	1,193,026	—	—	—
Total Alternative Funds		7,943,128	54,023	(7,467,826)	(678,739)	1,193,026	54,029		1,043,612
Domestic Equity Funds–24.61%
Invesco Discovery Mid Cap Growth Fund, Class R6	0.87%	8,976,521	—	(7,762,107)	(311,209)	1,533,997	—	56,261	2,437,202
Invesco Main Street Small Cap Fund, Class R6	2.34%	8,640,679	154,935	(3,579,421)	557,804	731,796	—	241,313	6,505,793
Invesco NASDAQ 100 ETF	5.63%	17,901,172	1,618,327	(6,434,364)	1,206,109	1,365,034	34,575	51,676	15,656,278
Invesco Russell 1000® Dynamic Multifactor ETF	6.32%	18,465,600	—	(2,911,360)	989,040	1,031,198	78,750	256,412	17,574,478
Invesco S&P 500 Revenue ETF	8.60%	16,249,497	7,045,239	(1,718,175)	2,195,733	146,805	152,298	187,219	23,919,099
Invesco Value Opportunities Fund, Class R6	0.85%	7,236,259	42,922	(5,942,334)	(404,486)	1,444,213	—	79,831	2,376,574
Total Domestic Equity Funds		77,469,728	8,861,423	(28,347,761)	4,232,991	6,253,043	265,623		68,469,424
Exchange-Traded Funds–4.33%
Invesco Managed Futures Strategy ETF	4.33%	11,642,684	226,720	(1,138,287)	1,206,792	123,987	—	235,400	12,061,896
Fixed Income Funds–49.45%
Invesco Core Bond Fund, Class R6	13.89%	66,081,322	1,984,733	(29,001,422)	(1,135,209)	723,693	994,459	6,852,660	38,653,117
Invesco Core Plus Bond Fund, Class R6	7.20%	35,351,228	556,223	(15,747,692)	903,662	(1,032,214)	556,213	2,164,202	20,031,207
Invesco Emerging Markets Sovereign Debt ETF	1.24%	2,675,833	4,651,969	(3,754,849)	(16,341)	(121,450)	132,020	158,668	3,435,162
Invesco Equal Weight 0-30 Year Treasury ETF	9.75%	6,479,732	24,386,901	(2,913,469)	(306,219)	(516,656)	441,836	999,274	27,130,289
Invesco Floating Rate ESG Fund, Class R6	3.04%	7,163,308	1,852,697	(327,111)	(199,695)	(21,510)	313,546	1,341,799	8,467,689
Invesco High Yield Fund, Class R6	4.37%	10,545,078	2,130,518	(376,215)	(129,887)	(4,056)	391,068	3,427,367	12,165,438
Invesco Short Term Treasury ETF	5.81%	—	17,350,935	(1,160,625)	(33,666)	(1,478)	237,787	153,028	16,155,166
Invesco Variable Rate Investment Grade ETF	4.15%	11,266,587	1,239,403	(938,675)	(27,038)	15,915	249,362	460,957	11,556,192
Total Fixed Income Funds		139,563,088	54,153,379	(54,220,058)	(944,393)	(957,756)	3,316,291		137,594,260
International and Global Equity Funds–20.44%
Invesco Developing Markets Fund, Class R6	2.70%	3,416,510	4,062,485	(743,347)	954,344	(195,347)	—	189,354	7,494,645
Invesco Global Fund, Class R6	6.37%	11,125,906	6,288,615	(1,538,120)	1,871,108	(27,768)	—	180,006	17,719,741
Invesco International Developed Dynamic Multifactor ETF	4.39%	4,382,436	7,771,374	(823,453)	739,707	149,070	157,825	355,828	12,219,134
Invesco International Growth Fund, Class R6	0.00%	2,121,394	—	(2,135,662)	532,127	(517,850)	—	1	9
Invesco International Small-Mid Company Fund, Class R6	3.57%	5,943,264	4,116,664	(84,951)	(15,074)	(30,293)	—	280,418	9,929,610
Invesco RAFI Developed Markets ex-U.S. ETF	3.41%	5,036,150	4,045,873	(469,120)	696,774	186,622	145,928	125,546	9,496,299
Total International and Global Equity Funds		32,025,660	26,285,011	(5,794,653)	4,778,986	(435,566)	303,753		56,859,438
Money Market Funds–0.70%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(b)	0.24%	686,605	5,001,569	(5,002,398)	—	—	5,854	685,776	685,776
Invesco Treasury Portfolio, Institutional Class, 3.56%(b)	0.46%	1,270,247	9,288,628	(9,285,529)	—	—	10,736	1,273,346	1,273,346
Total Money Market Funds		1,956,852	14,290,197	(14,287,927)	—	—	16,590		1,959,122
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $245,376,995)	99.91%	270,601,140	103,870,753	(111,256,512)	8,595,637	6,176,734	3,956,286		277,987,752

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.62%(b)(c)	—	—	32,703,494	(32,703,494)	—	—	9,616 (d)	—	—
Invesco Private Prime Fund, 3.77%(b)(c)	—	—	81,997,260	(81,994,564)	—	(2,696)	28,974 (d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	114,700,754	(114,698,058)	—	(2,696)	38,590		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $245,376,995)	99.91%	$270,601,140	$218,571,507	$(225,954,570)	$8,595,637	$6,174,038	$3,994,876		$277,987,752
OTHER ASSETS LESS LIABILITIES	0.09%								256,780
NET ASSETS	100.00%								$278,244,532
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(d)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 10 Year Notes	202	September-2026	$22,197,906	$157,576	$157,576
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $245,376,995)	$277,987,752
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	416,625
Receivable for:
Fund shares sold	114,359
Dividends - affiliated underlying funds	350,740
Investment for trustee deferred compensation and retirement plans	71,172
Other assets	79,946
Total assets	279,020,594
Liabilities:
Other investments:
Variation margin payable - futures contracts	59,893
Payable for:
Investments purchased - affiliated underlying funds	348,925
Fund shares reacquired	157,250
Accrued fees to affiliates	112,794
Accrued trustees’ and officers’ fees and benefits	387
Accrued other operating expenses	23,237
Trustee deferred compensation and retirement plans	73,576
Total liabilities	776,062
Net assets applicable to shares outstanding	$278,244,532
Net assets consist of:
Shares of beneficial interest	$248,041,172
Distributable earnings	30,203,360
$278,244,532
Net Assets:
Class A	$244,369,297
Class C	$15,495,927
Class R	$9,883,105
Class S	$1,654,092
Class Y	$6,319,928
Class R5	$111,396
Class R6	$410,787
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	20,255,668
Class C	1,299,939
Class R	822,802
Class S	136,939
Class Y	524,855
Class R5	9,193
Class R6	33,896
Class A:
Net asset value per share	$12.06
Maximum offering price per share (Net asset value of $12.06 ÷ 94.50%)	$12.76
Class C:
Net asset value and offering price per share	$11.92
Class R:
Net asset value and offering price per share	$12.01
Class S:
Net asset value and offering price per share	$12.08
Class Y:
Net asset value and offering price per share	$12.04
Class R5:
Net asset value and offering price per share	$12.12
Class R6:
Net asset value and offering price per share	$12.12
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $7,376)	$3,963,662
Interest	1,512
Total investment income	3,965,174
Expenses:
Administrative services fees	20,146
Custodian fees	103
Distribution fees:
Class A	297,160
Class C	74,132
Class R	24,143
Class S	1,193
Transfer agent fees — A, C, R, S and Y	136,836
Transfer agent fees — R5	53
Transfer agent fees — R6	46
Trustees’ and officers’ fees and benefits	11,800
Registration and filing fees	51,608
Reports to shareholders	15,635
Professional services fees	17,399
Other	6,861
Total expenses	657,115
Net investment income	3,308,059
Realized and unrealized gain (loss) from
Net realized gain (loss) from:
Affiliated underlying fund shares	6,174,038
Futures contracts	(403,281)
5,770,757
Change in net unrealized appreciation of:
Affiliated underlying fund shares	8,595,637
Futures contracts	157,576
8,753,213
Net realized and unrealized gain	14,523,970
Net increase in net assets resulting from operations	$17,832,029
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$3,308,059	$7,387,831
Net realized gain	5,770,757	8,976,456
Change in net unrealized appreciation	8,753,213	11,959,587
Net increase in net assets resulting from operations	17,832,029	28,323,874
Distributions to shareholders from distributable earnings:
Class A	(3,445,591)	(6,996,755)
Class C	(158,224)	(338,557)
Class R	(128,870)	(257,648)
Class S	(24,068)	(47,664)
Class Y	(95,073)	(196,147)
Class R5	(1,701)	(3,209)
Class R6	(6,141)	(10,915)
Total distributions from distributable earnings	(3,859,668)	(7,850,895)
Share transactions–net:
Class A	(5,897,832)	(14,408,843)
Class C	(350,452)	(741,898)
Class R	(72,880)	(4,085,269)
Class S	2,802	(48,715)
Class Y	142,769	(1,278,582)
Class R5	1,391	7,631
Class R6	12,425	(212,395)
Net increase (decrease) in net assets resulting from share transactions	(6,161,777)	(20,768,071)
Net increase (decrease) in net assets	7,810,584	(295,092)
Net assets:
Beginning of period	270,433,948	270,729,040
End of period	$278,244,532	$270,433,948
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: Moderately Conservative Investor Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (e)
Class A
Six months ended 06/30/26	$11.47	$0.15	$0.61	$0.76	$(0.17)	$—	$—	$(0.17)	$12.06	6.69%	$244,369	0.44%(f)	0.44%(f)	2.49%(f)	33%
Year ended 12/31/25	10.63	0.31	0.86	1.17	(0.33)	—	—	(0.33)	11.47	11.19	237,983	0.45	0.45	2.80	27
Year ended 12/31/24	10.26	0.34	0.29	0.63	(0.26)	—	—	(0.26)	10.63	6.17	234,440	0.47	0.47	3.25	49
Year ended 12/31/23	9.51	0.29	0.64	0.93	(0.18)	—	—	(0.18)	10.26	9.84	247,519	0.45	0.45	2.99	31
Year ended 12/31/22	11.93	0.19	(2.18)	(1.99)	(0.18)	(0.24)	(0.01)	(0.43)	9.51	(16.69)	248,677	0.44	0.44	1.83	29
Year ended 12/31/21	11.69	0.15	0.69	0.84	(0.23)	(0.37)	—	(0.60)	11.93	7.26	331,992	0.44	0.44	1.25	28
Class C
Six months ended 06/30/26	11.33	0.10	0.61	0.71	(0.12)	—	—	(0.12)	11.92	6.35	15,496	1.19 (f)	1.19 (f)	1.74 (f)	33
Year ended 12/31/25	10.50	0.22	0.86	1.08	(0.25)	—	—	(0.25)	11.33	10.35	15,073	1.20	1.20	2.05	27
Year ended 12/31/24	10.13	0.26	0.29	0.55	(0.18)	—	—	(0.18)	10.50	5.42	14,660	1.22	1.22	2.50	49
Year ended 12/31/23	9.40	0.22	0.61	0.83	(0.10)	—	—	(0.10)	10.13	8.89	14,878	1.20	1.20	2.24	31
Year ended 12/31/22	11.79	0.11	(2.15)	(2.04)	(0.11)	(0.24)	—	(0.35)	9.40	(17.29)	16,084	1.19	1.19	1.08	29
Year ended 12/31/21	11.55	0.06	0.68	0.74	(0.13)	(0.37)	—	(0.50)	11.79	6.53	24,758	1.19	1.19	0.50	28
Class R
Six months ended 06/30/26	11.42	0.13	0.62	0.75	(0.16)	—	—	(0.16)	12.01	6.58	9,883	0.69 (f)	0.69 (f)	2.24 (f)	33
Year ended 12/31/25	10.58	0.28	0.86	1.14	(0.30)	—	—	(0.30)	11.42	10.94	9,455	0.70	0.70	2.55	27
Year ended 12/31/24	10.21	0.32	0.28	0.60	(0.23)	—	—	(0.23)	10.58	5.92	12,793	0.72	0.72	3.00	49
Year ended 12/31/23	9.47	0.27	0.62	0.89	(0.15)	—	—	(0.15)	10.21	9.49	10,302	0.70	0.70	2.74	31
Year ended 12/31/22	11.88	0.16	(2.16)	(2.00)	(0.16)	(0.24)	(0.01)	(0.41)	9.47	(16.90)	8,955	0.69	0.69	1.58	29
Year ended 12/31/21	11.64	0.12	0.69	0.81	(0.20)	(0.37)	—	(0.57)	11.88	7.02	10,020	0.69	0.69	1.00	28
Class S
Six months ended 06/30/26	11.48	0.15	0.63	0.78	(0.18)	—	—	(0.18)	12.08	6.83	1,654	0.34 (f)	0.34 (f)	2.59 (f)	33
Year ended 12/31/25	10.64	0.32	0.86	1.18	(0.34)	—	—	(0.34)	11.48	11.29	1,569	0.35	0.35	2.90	27
Year ended 12/31/24	10.27	0.35	0.29	0.64	(0.27)	—	—	(0.27)	10.64	6.27	1,500	0.37	0.37	3.35	49
Year ended 12/31/23	9.52	0.30	0.64	0.94	(0.19)	—	—	(0.19)	10.27	9.94	1,574	0.35	0.35	3.09	31
Year ended 12/31/22	11.95	0.20	(2.19)	(1.99)	(0.19)	(0.24)	(0.01)	(0.44)	9.52	(16.66)	1,567	0.34	0.34	1.93	29
Year ended 12/31/21	11.70	0.16	0.70	0.86	(0.24)	(0.37)	—	(0.61)	11.95	7.46	2,009	0.34	0.34	1.35	28
Class Y
Six months ended 06/30/26	11.45	0.16	0.62	0.78	(0.19)	—	—	(0.19)	12.04	6.84	6,320	0.19 (f)	0.19 (f)	2.74 (f)	33
Year ended 12/31/25	10.61	0.34	0.86	1.20	(0.36)	—	—	(0.36)	11.45	11.48	5,869	0.20	0.20	3.05	27
Year ended 12/31/24	10.24	0.37	0.29	0.66	(0.29)	—	—	(0.29)	10.61	6.44	6,669	0.22	0.22	3.50	49
Year ended 12/31/23	9.50	0.32	0.62	0.94	(0.20)	—	—	(0.20)	10.24	10.01	6,879	0.20	0.20	3.24	31
Year ended 12/31/22	11.92	0.21	(2.17)	(1.96)	(0.21)	(0.24)	(0.01)	(0.46)	9.50	(16.49)	17,526	0.19	0.19	2.08	29
Year ended 12/31/21	11.67	0.18	0.70	0.88	(0.26)	(0.37)	—	(0.63)	11.92	7.63	12,372	0.19	0.19	1.50	28
Class R5
Six months ended 06/30/26	11.52	0.16	0.63	0.79	(0.19)	—	—	(0.19)	12.12	6.90	111	0.19 (f)	0.19 (f)	2.74 (f)	33
Year ended 12/31/25	10.67	0.34	0.87	1.21	(0.36)	—	—	(0.36)	11.52	11.53	105	0.20	0.20	3.05	27
Year ended 12/31/24	10.31	0.37	0.28	0.65	(0.29)	—	—	(0.29)	10.67	6.35	89	0.19	0.19	3.53	49
Year ended 12/31/23	9.56	0.33	0.63	0.96	(0.21)	—	—	(0.21)	10.31	10.16	77	0.12	0.12	3.32	31
Year ended 12/31/22	11.99	0.22	(2.18)	(1.96)	(0.22)	(0.24)	(0.01)	(0.47)	9.56	(16.40)	96	0.12	0.12	2.15	29
Year ended 12/31/21	11.74	0.19	0.69	0.88	(0.26)	(0.37)	—	(0.63)	11.99	7.65	109	0.15	0.15	1.54	28
Class R6
Six months ended 06/30/26	11.52	0.17	0.62	0.79	(0.19)	—	—	(0.19)	12.12	6.94	411	0.11 (f)	0.11 (f)	2.82 (f)	33
Year ended 12/31/25	10.67	0.35	0.87	1.22	(0.37)	—	—	(0.37)	11.52	11.61	379	0.13	0.13	3.12	27
Year ended 12/31/24	10.31	0.38	0.28	0.66	(0.30)	—	—	(0.30)	10.67	6.42	578	0.12	0.12	3.60	49
Year ended 12/31/23	9.56	0.33	0.63	0.96	(0.21)	—	—	(0.21)	10.31	10.16	237	0.12	0.12	3.32	31
Year ended 12/31/22	11.98	0.22	(2.17)	(1.95)	(0.22)	(0.24)	(0.01)	(0.47)	9.56	(16.33)	46	0.12	0.12	2.15	29
Year ended 12/31/21	11.74	0.19	0.68	0.87	(0.26)	(0.37)	—	(0.63)	11.98	7.56	41	0.15	0.15	1.54	28

(a)	Calculated using average shares outstanding.
(b)
Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds 0.47%, 0.47%, 0.48%, 0.49%, 0.49% and 0.49% for the six months ended June 30, 2026 and the years ended December 31,
2025, 2024, 2023, 2022 and 2021, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.
The Fund is a “fund of funds,” and may invest its assets in underlying open-end and closed-end funds (including unlisted interval funds) advised by Invesco Advisers, Inc. ("Invesco" or the "Adviser"), including exchange-traded funds ("ETFs"), and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital"), or underlying open-end and closed-end funds, including ETFs, and other pooled investment vehicles advised by unaffiliated advisers (the "underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
8
Invesco Select Risk: Moderately Conservative Investor Fund

Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt
9
Invesco Select Risk: Moderately Conservative Investor Fund

securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which an underlying Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent an underlying Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact an underlying Fund’s returns, unless an underlying Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which an underlying Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent an underlying Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
An underlying Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.40%, 1.25%, 1.25% and 1.25%, respectively, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
10
Invesco Select Risk: Moderately Conservative Investor Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2026, IDI advised the Fund that IDI retained $10,258 in front-end sales commissions from the sale of Class A shares and $5,726 and $73 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2026, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$157,576
Derivatives not subject to master netting agreements	(157,576)
Total Derivative Assets subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
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Invesco Select Risk: Moderately Conservative Investor Fund

Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(403,281)
Change in Net Unrealized Appreciation:
Futures contracts	157,576
Total	$(245,705)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$22,241,042

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$6,963,111	$6,963,111
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $89,580,556 and $96,968,585, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$29,088,362
Aggregate unrealized (depreciation) of investments	(2,757,107)
Net unrealized appreciation of investments	$26,331,255
Cost of investments for tax purposes is $251,814,073.
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Invesco Select Risk: Moderately Conservative Investor Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,113,532	$13,113,761	2,480,959	$27,288,327
Class C	162,920	1,897,476	360,362	3,896,030
Class R	90,117	1,052,719	254,259	2,785,751
Class S	77	900	293	3,200
Class Y	46,821	549,493	129,335	1,433,315
Class R5	2	11	469	5,061
Class R6	3,469	41,918	21,770	241,685
Issued as reinvestment of dividends:
Class A	272,117	3,167,078	581,830	6,439,654
Class C	13,518	155,597	30,131	329,738
Class R	11,126	128,870	23,373	257,648
Class S	2,064	24,068	4,300	47,664
Class Y	7,321	85,128	15,663	172,785
Class R5	130	1,524	257	2,865
Class R6	378	4,426	684	7,599
Automatic conversion of Class C shares to Class A shares:
Class A	65,857	770,810	136,542	1,493,267
Class C	(66,711)	(770,810)	(138,343)	(1,493,267)
Reacquired:
Class A	(1,949,743)	(22,949,481)	(4,506,578)	(49,630,091)
Class C	(140,356)	(1,632,715)	(318,072)	(3,474,399)
Class R	(106,684)	(1,254,469)	(658,617)	(7,128,668)
Class S	(1,901)	(22,166)	(8,904)	(99,579)
Class Y	(42,040)	(491,852)	(261,004)	(2,884,682)
Class R5	(12)	(144)	(27)	(295)
Class R6	(2,881)	(33,919)	(43,676)	(461,679)
Net increase (decrease) in share activity	(520,879)	$(6,161,777)	(1,894,994)	$(20,768,071)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Select Risk: Moderately Conservative Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Moderately Conservative Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the  annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that
Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Moderately Conservative Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the fifth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board considered that the
14
Invesco Select Risk: Moderately Conservative Investor Fund

Fund’s asset allocation achieved through investing in underlying affiliated funds, including its relative exposure to certain equity markets and investing styles as well as to certain segments of the fixed income asset class, negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D.
Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
15
Invesco Select Risk: Moderately Conservative Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco Select Risk: Moderately Conservative Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
CAL-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco Small Cap Growth Fund
Nasdaq:
A: GTSAX ■ C: GTSDX ■ R: GTSRX ■ Y: GTSYX ■ Investor: GTSIX ■ R5: GTSVX ■ R6: GTSFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.07%
Aerospace & Defense–1.88%
Carpenter Technology Corp.	47,902	$29,547,870
Embraer S.A., ADR (Brazil)	76,572	4,885,293
		34,433,163
Apparel Retail–0.63%
Boot Barn Holdings, Inc.(b)	70,392	11,563,294
Apparel, Accessories & Luxury Goods–0.50%
Gildan Activewear, Inc. (Canada)(c)	177,199	9,143,468
Asset Management & Custody Banks–1.30%
Acadian Asset Management, Inc.(c)	97,489	6,972,413
Galaxy Digital, Inc.(b)	312,864	8,553,702
WisdomTree, Inc.	483,945	8,198,028
		23,724,143
Automotive Parts & Equipment–0.74%
Phinia, Inc.(c)	164,173	13,522,930
Biotechnology–10.70%
Arrowhead Pharmaceuticals, Inc.(b)	121,392	9,894,662
Ascendis Pharma A/S (Denmark)(b)	54,823	14,622,391
BridgeBio Pharma, Inc.(b)	261,318	19,462,965
Cogent Biosciences, Inc.(b)(c)	525,006	20,317,732
Cytokinetics, Inc.(b)(c)	236,987	20,188,923
Halozyme Therapeutics, Inc.(b)(c)	175,550	13,740,299
Ionis Pharmaceuticals, Inc.(b)(c)	144,967	11,494,433
Kiniksa Pharmaceuticals International PLC(b)	254,396	16,268,624
Madrigal Pharmaceuticals, Inc.(b)(c)	35,492	19,057,429
Mirum Pharmaceuticals, Inc.(b)(c)	84,761	9,922,970
Praxis Precision Medicines, Inc.(b)(c)	58,005	19,419,494
Protagonist Therapeutics, Inc.(b)	176,733	21,663,931
		196,053,853
Broadline Retail–0.52%
Pattern Group, Inc., Class A(b)	376,192	9,476,276
Building Products–0.90%
Zurn Elkay Water Solutions Corp.	327,544	16,550,798
Cargo Ground Transportation–2.45%
Knight-Swift Transportation Holdings, Inc.	204,912	15,956,497
Saia, Inc.(b)	68,660	28,916,846
		44,873,343
Casinos & Gaming–0.88%
Rush Street Interactive, Inc.(b)(c)	542,867	16,144,865
Communications Equipment–1.92%
Applied Optoelectronics, Inc.(b)	124,385	18,428,882
Viavi Solutions, Inc.(b)	349,840	16,704,860
		35,133,742
Construction & Engineering–5.08%
API Group Corp.(b)(c)	726,501	30,767,317
Everus Construction Group, Inc.(b)	89,479	14,849,040
Shares		Value
Construction & Engineering–(continued)
Legence Corp., Class A(b)(c)	102,864	$8,767,099
Sterling Infrastructure, Inc.(b)	46,167	38,750,733
		93,134,189
Construction Machinery & Heavy Transportation Equipment– 1.20%
Atmus Filtration Technologies, Inc.	430,675	21,960,118
Copper–0.60%
ERO Copper Corp. (Brazil)(b)	408,323	10,922,640
Diversified Metals & Mining–0.84%
MP Materials Corp.(b)(c)	275,374	15,423,698
Electrical Components & Equipment–0.98%
Regal Rexnord Corp.	75,493	17,981,678
Electronic Components–1.51%
Vishay Intertechnology, Inc.	512,874	27,582,364
Electronic Equipment & Instruments–3.51%
Advanced Energy Industries, Inc.	28,025	10,449,682
Cognex Corp.	474,915	34,393,344
nLight, Inc.(b)	133,470	9,292,181
Novanta, Inc.(b)	62,994	10,220,147
		64,355,354
Electronic Manufacturing Services–5.16%
Benchmark Electronics, Inc.	97,113	9,582,140
IPG Photonics Corp.(b)(c)	108,789	12,763,125
Sanmina Corp.(b)	146,311	37,028,388
TTM Technologies, Inc.(b)(c)	187,696	35,102,906
		94,476,559
Environmental & Facilities Services–1.52%
Clean Harbors, Inc.(b)	93,110	27,816,612
Financial Exchanges & Data–0.26%
Bullish (Cayman Islands)(b)(c)	207,273	4,856,406
Food Distributors–0.85%
Andersons, Inc. (The)	227,449	15,557,512
Gold–0.58%
Equinox Gold Corp. (Canada)	464,328	4,513,268
Triple Flag Precious Metals Corp. (Canada)	206,993	6,203,580
		10,716,848
Health Care Equipment–0.52%
Glaukos Corp.(b)(c)	68,255	9,539,319
Health Care Facilities–0.44%
Encompass Health Corp.	80,297	8,116,421
Health Care Services–6.25%
BillionToOne, Inc.(b)(c)	84,707	10,163,146
BrightSpring Health Services, Inc.(b)	704,850	49,156,239
Guardant Health, Inc.(b)	233,222	34,990,296
Hinge Health, Inc., Class A(b)(c)	129,341	10,735,303
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Small Cap Growth Fund

Shares		Value
Health Care Services–(continued)
RadNet, Inc.(b)(c)	152,710	$9,417,626
		114,462,610
Health Care Technology–0.43%
Heartflow, Inc.(b)	270,919	7,948,763
Heavy Electrical Equipment–1.74%
Forgent Power Solutions, Inc.(b)(c)	569,923	31,835,899
Homebuilding–1.13%
Cavco Industries, Inc.(b)	16,454	10,109,008
M/I Homes, Inc.(b)(c)	66,048	10,619,858
		20,728,866
Hotels, Resorts & Cruise Lines–1.60%
Lindblad Expeditions Holdings, Inc.(b)	270,589	7,641,433
Travel + Leisure Co.	211,301	16,149,736
Wyndham Hotels & Resorts, Inc.	64,549	5,435,671
		29,226,840
Independent Power Producers & Energy Traders–0.79%
Talen Energy Corp.(b)	37,695	14,484,681
Industrial Machinery & Supplies & Components–7.25%
Enpro, Inc.	85,904	32,379,795
ESCO Technologies, Inc.	117,781	41,228,061
Flowserve Corp.	151,731	11,252,371
RBC Bearings, Inc.(b)	32,989	21,246,895
SPX Technologies, Inc.(b)	108,716	26,653,902
		132,761,024
Interactive Media & Services–0.57%
CarGurus, Inc.(b)(c)	303,699	10,353,099
Investment Banking & Brokerage–3.24%
Evercore, Inc., Class A	93,887	32,056,777
Piper Sandler Cos.	376,075	27,205,266
		59,262,043
Life Sciences Tools & Services–1.45%
Charles River Laboratories International, Inc.(b)	117,410	26,627,414
Managed Health Care–1.05%
Alignment Healthcare, Inc.(b)(c)	810,858	19,306,529
Oil & Gas Equipment & Services–1.84%
Kodiak Gas Services, Inc.	266,412	20,015,534
TechnipFMC PLC (United Kingdom)	206,838	13,713,359
		33,728,893
Oil & Gas Exploration & Production–1.76%
Chord Energy Corp.	82,870	9,472,041
Matador Resources Co.(c)	186,348	9,276,404
Permian Resources Corp.	728,947	13,419,914
		32,168,359
Oil & Gas Refining & Marketing–1.03%
Par Pacific Holdings, Inc.(b)	182,728	10,247,386
Sunococorp LLC	126,582	8,565,804
		18,813,190
Pharmaceuticals–2.05%
Axsome Therapeutics, Inc.(b)	153,527	37,578,804
Shares		Value
Regional Banks–0.68%
Bancorp, Inc. (The)(b)	198,129	$12,410,801
Renewable Electricity–0.61%
Fervo Energy Co., Class A(b)(c)	383,522	11,210,348
Research & Consulting Services–0.26%
Planet Labs PBC(b)(c)	142,015	4,704,957
Restaurants–0.22%
Cava Group, Inc.(b)(c)	50,403	3,955,627
Semiconductor Materials & Equipment–6.05%
MKS, Inc.	127,879	56,880,579
Nova Ltd. (Israel)(b)	30,742	16,691,062
Onto Innovation, Inc.(b)(c)	98,543	37,293,598
		110,865,239
Semiconductors–7.46%
Allegro MicroSystems, Inc.(b)	727,610	50,656,208
Lattice Semiconductor Corp.(b)	248,440	38,001,383
Silicon Motion Technology Corp., ADR (Taiwan)(c)	88,601	29,533,371
Tower Semiconductor Ltd. (Israel)(b)	70,889	18,476,509
		136,667,471
Soft Drinks & Non-alcoholic Beverages–0.50%
Vita Coco Co., Inc. (The)(b)(c)	139,114	9,201,000
Specialty Chemicals–1.21%
Element Solutions, Inc.	462,725	22,095,119
Systems Software–2.34%
A10 Networks, Inc.(c)	301,378	11,259,482
JFrog Ltd.(b)	348,443	31,666,500
		42,925,982
Trading Companies & Distributors–1.09%
Applied Industrial Technologies, Inc.	58,899	19,916,697
Total Common Stocks & Other Equity Interests (Cost $1,218,354,387)		1,796,299,848
Money Market Funds–2.76%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	17,721,464	17,721,464
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	32,911,287	32,911,287
Total Money Market Funds (Cost $50,632,751)		50,632,751
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.83% (Cost $1,268,987,138)		1,846,932,599
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.85%
Invesco Private Government Fund, 3.62%(d)(e)(f)	68,368,246	68,368,246
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Small Cap Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.77%(d)(e)(f)	185,187,633	$185,206,151
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $253,582,161)		253,574,397
TOTAL INVESTMENTS IN SECURITIES–114.68% (Cost $1,522,569,299)		2,100,506,996
OTHER ASSETS LESS LIABILITIES—(14.68)%		(268,915,787)
NET ASSETS–100.00%		$1,831,591,209
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$127,363	$122,380,694	$(104,786,593)	$-	$-	$17,721,464	$161,360
Invesco Treasury Portfolio, Institutional Class	236,527	227,278,431	(194,603,671)	-	-	32,911,287	297,690
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	64,917,107	320,473,297	(317,022,158)	-	-	68,368,246	1,077,835*
Invesco Private Prime Fund	170,464,924	640,894,468	(626,128,604)	(7,764)	(16,873)	185,206,151	2,932,010*
Total	$235,745,921	$1,311,026,890	$(1,242,541,026)	$(7,764)	$(16,873)	$304,207,148	$4,468,895

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Small Cap Growth Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,218,354,387)*	$1,796,299,848
Investments in affiliated money market funds, at value (Cost $304,214,912)	304,207,148
Cash	1,221,682
Receivable for:
Investments sold	18,442,795
Fund shares sold	935,118
Dividends	215,646
Investment for trustee deferred compensation and retirement plans	444,593
Other assets	76,824
Total assets	2,121,843,654
Liabilities:
Payable for:
Investments purchased	32,513,619
Fund shares reacquired	2,858,585
Collateral upon return of securities loaned	253,582,161
Accrued fees to affiliates	693,330
Accrued trustees’ and officers’ fees and benefits	525
Accrued other operating expenses	146,219
Trustee deferred compensation and retirement plans	458,006
Total liabilities	290,252,445
Net assets applicable to shares outstanding	$1,831,591,209
Net assets consist of:
Shares of beneficial interest	$987,256,991
Distributable earnings	844,334,218
$1,831,591,209
Net Assets:
Class A	$550,687,297
Class C	$4,253,193
Class R	$51,771,631
Class Y	$107,915,208
Investor Class	$164,425,497
Class R5	$469,886,544
Class R6	$482,651,839
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	15,168,970
Class C	501,487
Class R	1,764,853
Class Y	2,700,057
Investor Class	4,040,535
Class R5	9,680,194
Class R6	9,766,525
Class A:
Net asset value per share	$36.30
Maximum offering price per share (Net asset value of $36.30 ÷ 94.50%)	$38.41
Class C:
Net asset value and offering price per share	$8.48
Class R:
Net asset value and offering price per share	$29.33
Class Y:
Net asset value and offering price per share	$39.97
Investor Class:
Net asset value and offering price per share	$40.69
Class R5:
Net asset value and offering price per share	$48.54
Class R6:
Net asset value and offering price per share	$49.42

*	At June 30, 2026, securities with an aggregate value of $248,922,997 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Small Cap Growth Fund

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $31,603)	$3,189,368
Dividends from affiliated money market funds (includes net securities lending income of $481,303)	940,353
Total investment income	4,129,721
Expenses:
Advisory fees	5,840,542
Administrative services fees	123,663
Custodian fees	6,011
Distribution fees:
Class A	609,890
Class C	18,007
Class R	117,236
Investor Class	145,636
Transfer agent fees — A, C, R, Y and Investor	706,235
Transfer agent fees — R5	221,181
Transfer agent fees — R6	69,227
Trustees’ and officers’ fees and benefits	17,087
Registration and filing fees	54,179
Reports to shareholders	63,019
Professional services fees	28,176
Other	12,739
Total expenses	8,032,828
Less: Fees waived and/or expenses reimbursed	(14,692)
Net expenses	8,018,136
Net investment income (loss)	(3,888,415)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	258,845,399
Affiliated investment securities	(16,873)
Foreign currencies	(896)
258,827,630
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	176,767,896
Affiliated investment securities	(7,764)
Foreign currencies	(36)
176,760,096
Net realized and unrealized gain	435,587,726
Net increase in net assets resulting from operations	$431,699,311
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Small Cap Growth Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income (loss)	$(3,888,415)	$(8,957,194)
Net realized gain	258,827,630	188,334,195
Change in net unrealized appreciation (depreciation)	176,760,096	(88,550,196)
Net increase in net assets resulting from operations	431,699,311	90,826,805
Distributions to shareholders from distributable earnings:
Class A	—	(43,796,244)
Class C	—	(1,173,844)
Class R	—	(5,182,454)
Class Y	—	(7,691,030)
Investor Class	—	(11,559,696)
Class R5	—	(31,733,099)
Class R6	—	(31,813,504)
Total distributions from distributable earnings	—	(132,949,871)
Share transactions–net:
Class A	(33,626,282)	(28,232,225)
Class C	(491,290)	(314,345)
Class R	(5,109,809)	(4,602,154)
Class Y	(3,588,629)	(20,102,207)
Investor Class	(6,172,441)	(16,152,720)
Class R5	(75,067,609)	(158,176,798)
Class R6	(81,293,620)	(114,985,316)
Net increase (decrease) in net assets resulting from share transactions	(205,349,680)	(342,565,765)
Net increase (decrease) in net assets	226,349,631	(384,688,831)
Net assets:
Beginning of period	1,605,241,578	1,989,930,409
End of period	$1,831,591,209	$1,605,241,578
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Small Cap Growth Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/26	$28.27	$(0.10)	$8.13	$8.03	$—	$36.30	28.40%	$550,687	1.16%(d)	1.16%(d)	(0.67)%(d)	55%
Year ended 12/31/25	29.57	(0.21)	1.86	1.65	(2.95)	28.27	5.69	459,127	1.17	1.17	(0.75)	85
Year ended 12/31/24	25.45	(0.19)	4.31	4.12	—	29.57	16.19	507,532	1.17	1.17	(0.68)	55
Year ended 12/31/23	22.59	(0.14)	3.00	2.86	—	25.45	12.66	510,293	1.17	1.17	(0.58)	55
Year ended 12/31/22	36.33	(0.14)	(12.79)	(12.93)	(0.81)	22.59	(35.60)	541,922	1.16	1.16	(0.54)	44
Year ended 12/31/21	47.78	(0.43)	3.12	2.69	(14.14)	36.33	7.33	988,307	1.14	1.14	(0.86)	35
Class C
Six months ended 06/30/26	6.63	(0.05)	1.90	1.85	—	8.48	27.90 (e)	4,253	1.83 (d)(e)	1.83 (d)(e)	(1.34)(d)(e)	55
Year ended 12/31/25	9.16	(0.13)	0.55	0.42	(2.95)	6.63	4.96 (e)	3,760	1.88 (e)	1.88 (e)	(1.46)(e)	85
Year ended 12/31/24	7.94	(0.12)	1.34	1.22	—	9.16	15.37 (e)	5,141	1.84 (e)	1.84 (e)	(1.35)(e)	55
Year ended 12/31/23	7.09	(0.09)	0.94	0.85	—	7.94	11.99 (e)	5,930	1.87 (e)	1.87 (e)	(1.28)(e)	55
Year ended 12/31/22	12.36	(0.11)	(4.35)	(4.46)	(0.81)	7.09	(36.10)	7,123	1.91	1.91	(1.29)	44
Year ended 12/31/21	25.63	(0.41)	1.28	0.87	(14.14)	12.36	6.55 (e)	15,850	1.86 (e)	1.86 (e)	(1.58)(e)	35
Class R
Six months ended 06/30/26	22.87	(0.12)	6.58	6.46	—	29.33	28.25	51,772	1.41 (d)	1.41 (d)	(0.92)(d)	55
Year ended 12/31/25	24.52	(0.24)	1.54	1.30	(2.95)	22.87	5.43	44,963	1.42	1.42	(1.00)	85
Year ended 12/31/24	21.16	(0.21)	3.57	3.36	—	24.52	15.88	52,481	1.42	1.42	(0.93)	55
Year ended 12/31/23	18.82	(0.16)	2.50	2.34	—	21.16	12.43	56,945	1.42	1.42	(0.83)	55
Year ended 12/31/22	30.57	(0.17)	(10.77)	(10.94)	(0.81)	18.82	(35.79)	63,161	1.41	1.41	(0.79)	44
Year ended 12/31/21	42.52	(0.50)	2.69	2.19	(14.14)	30.57	7.07	112,217	1.39	1.39	(1.11)	35
Class Y
Six months ended 06/30/26	31.08	(0.07)	8.96	8.89	—	39.97	28.60	107,915	0.91 (d)	0.91 (d)	(0.42)(d)	55
Year ended 12/31/25	32.15	(0.15)	2.03	1.88	(2.95)	31.08	5.95	87,143	0.92	0.92	(0.50)	85
Year ended 12/31/24	27.60	(0.13)	4.68	4.55	—	32.15	16.49	111,480	0.92	0.92	(0.43)	55
Year ended 12/31/23	24.44	(0.08)	3.24	3.16	—	27.60	12.93	122,467	0.92	0.92	(0.33)	55
Year ended 12/31/22	39.11	(0.08)	(13.78)	(13.86)	(0.81)	24.44	(35.44)	129,518	0.91	0.91	(0.29)	44
Year ended 12/31/21	50.24	(0.32)	3.33	3.01	(14.14)	39.11	7.61	274,782	0.89	0.89	(0.61)	35
Investor Class
Six months ended 06/30/26	31.68	(0.11)	9.12	9.01	—	40.69	28.44 (f)	164,425	1.11 (d)(f)	1.11 (d)(f)	(0.62)(d)(f)	55
Year ended 12/31/25	32.78	(0.22)	2.07	1.85	(2.95)	31.68	5.74 (f)	133,650	1.11 (f)	1.11 (f)	(0.69)(f)	85
Year ended 12/31/24	28.20	(0.20)	4.78	4.58	—	32.78	16.24 (f)	154,280	1.14 (f)	1.14 (f)	(0.65)(f)	55
Year ended 12/31/23	25.01	(0.13)	3.32	3.19	—	28.20	12.75 (f)	150,258	1.10 (f)	1.10 (f)	(0.51)(f)	55
Year ended 12/31/22	40.08	(0.14)	(14.12)	(14.26)	(0.81)	25.01	(35.58)(f)	144,075	1.13 (f)	1.13 (f)	(0.51)(f)	44
Year ended 12/31/21	51.24	(0.42)	3.40	2.98	(14.14)	40.08	7.41 (f)	246,961	1.05 (f)	1.05 (f)	(0.77)(f)	35
Class R5
Six months ended 06/30/26	37.73	(0.07)	10.88	10.81	—	48.54	28.65	469,887	0.83 (d)	0.83 (d)	(0.34)(d)	55
Year ended 12/31/25	38.40	(0.15)	2.43	2.28	(2.95)	37.73	6.02	432,169	0.83	0.83	(0.41)	85
Year ended 12/31/24	32.93	(0.12)	5.59	5.47	—	38.40	16.61	599,328	0.82	0.82	(0.33)	55
Year ended 12/31/23	29.12	(0.07)	3.88	3.81	—	32.93	13.08	648,606	0.82	0.82	(0.23)	55
Year ended 12/31/22	46.32	(0.06)	(16.33)	(16.39)	(0.81)	29.12	(35.39)	737,830	0.81	0.81	(0.19)	44
Year ended 12/31/21	56.89	(0.31)	3.88	3.57	(14.14)	46.32	7.71	1,445,168	0.79	0.79	(0.51)	35
Class R6
Six months ended 06/30/26	38.40	(0.06)	11.08	11.02	—	49.42	28.70	482,652	0.76 (d)	0.76 (d)	(0.27)(d)	55
Year ended 12/31/25	39.00	(0.13)	2.48	2.35	(2.95)	38.40	6.11	444,429	0.76	0.76	(0.34)	85
Year ended 12/31/24	33.43	(0.10)	5.67	5.57	—	39.00	16.66	559,689	0.76	0.76	(0.27)	55
Year ended 12/31/23	29.54	(0.05)	3.94	3.89	—	33.43	13.17	603,038	0.75	0.75	(0.16)	55
Year ended 12/31/22	46.94	(0.04)	(16.55)	(16.59)	(0.81)	29.54	(35.35)	653,838	0.74	0.74	(0.12)	44
Year ended 12/31/21	57.42	(0.26)	3.92	3.66	(14.14)	46.94	7.80	948,527	0.70	0.70	(0.42)	35

(a)	Based on average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.92%, 0.96%, 0.92%, 0.95% and
0.97% for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2021, respectively.

(f)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.20%, 0.19%, 0.22%, 0.18%,
0.22% and 0.16% for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Small Cap Growth Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund’s shares are offered on a limited basis to certain investors.
Investor Class shares and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
9
Invesco Small Cap Growth Fund

other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower
10
Invesco Small Cap Growth Fund

or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $32,671 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.700%
Next $500 million	0.675%
Over $1.5 billion	0.650%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $14,692.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares and up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2026, IDI advised the Fund that IDI retained $7,494 in front-end sales commissions from the sale of Class A shares and $22 and $716 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2026, the Fund incurred $152,301 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
11
Invesco Small Cap Growth Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,796,299,848	$—	$—	$1,796,299,848
Money Market Funds	50,632,751	253,574,397	—	304,207,148
Total Investments	$1,846,932,599	$253,574,397	$—	$2,100,506,996
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $921,223,118 and $1,167,060,470, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$605,964,862
Aggregate unrealized (depreciation) of investments	(32,129,678)
Net unrealized appreciation of investments	$573,835,184
Cost of investments for tax purposes is $1,526,671,812.
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Invesco Small Cap Growth Fund

NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	438,353	$13,875,422	1,117,834	$32,347,216
Class C	30,123	217,390	50,123	437,973
Class R	135,410	3,419,949	364,030	8,655,760
Class Y	174,829	6,100,438	537,978	16,994,218
Investor Class	78,386	2,817,140	283,871	8,755,107
Class R5	538,492	23,145,702	889,478	33,266,595
Class R6	822,821	34,905,942	2,860,709	109,392,994
Issued as reinvestment of dividends:
Class A	-	-	1,521,444	42,585,215
Class C	-	-	175,092	1,148,604
Class R	-	-	228,794	5,182,173
Class Y	-	-	232,887	7,168,253
Investor Class	-	-	343,845	10,786,413
Class R5	-	-	848,753	31,709,408
Class R6	-	-	821,986	31,251,922
Automatic conversion of Class C shares to Class A shares:
Class A	11,450	362,645	20,429	585,454
Class C	(48,935)	(362,645)	(66,967)	(585,454)
Reacquired:
Class A	(1,523,590)	(47,864,349)	(3,579,686)	(103,750,110)
Class C	(47,266)	(346,035)	(152,125)	(1,315,468)
Class R	(336,651)	(8,529,758)	(766,675)	(18,440,087)
Class Y	(278,515)	(9,689,067)	(1,434,179)	(44,264,678)
Investor Class	(256,885)	(8,989,581)	(1,115,424)	(35,694,240)
Class R5	(2,311,664)	(98,213,311)	(5,891,965)	(223,152,801)
Class R6	(2,629,498)	(116,199,562)	(6,458,797)	(255,630,232)
Net increase (decrease) in share activity	(5,203,140)	$(205,349,680)	(9,168,565)	$(342,565,765)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco Small Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Small Cap Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Growth Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods, and the fifth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board considered that stock selection in certain sectors negatively impacted the
14
Invesco Small Cap Growth Fund

Fund’s relative performance.   The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2025.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent
15
Invesco Small Cap Growth Fund

the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16
Invesco Small Cap Growth Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17
Invesco Small Cap Growth Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
SCG-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Growth Series (Invesco Growth Series)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: August 21, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: August 21, 2026